2025 QUARTERLY REPORT
Russell Investment Funds
March 31, 2025
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 10
International Developed Markets Fund 23
Strategic Bond Fund 33
Global Real Estate Securities Fund 58
Notes to Schedules of Investments 62
Notes to Quarterly Report 64
Russell Investment Funds
Quarterly Report
March 31, 2025 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2025. All rights reserved.
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Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
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Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark
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Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.1%
Consumer Discretionary - 14.5%
Amazon.com, Inc.(Æ) 109,610 20,854
Atmus Filtration Technologies, Inc. 4,980 183
Axon Enterprise, Inc.(Æ) 802 422
Central Garden & Pet Co. Class A(Æ)(Ð) 740 24
Chipotle Mexican Grill, Inc. Class A(Æ) 75,029 3,767
Columbia Sportswear Co. 5,620 425
Comcast Corp. Class A 60,025 2,215
Costco Wholesale Corp. 4,996 4,725
Coupang, Inc.(Æ) 89,369 1,960
Deckers Outdoor Corp.(Æ)(Ð) 8,298 928
Dick's Sporting Goods, Inc. 2,930 591
Dollar General Corp.(Ð) 32,527 2,860
Domino's Pizza, Inc.(Ð) 1,704 783
DR Horton, Inc. 6,069 772
eBay, Inc. 10,040 680
Expedia Group, Inc. 1,360 229
FactSet Research Systems, Inc. 1,464 666
Garmin, Ltd.(Ð)(Û) 7,477 1,623
General Motors Co. 42,873 2,016
Home Depot, Inc. (The) 5,318 1,949
Hubbell, Inc. Class B 2,067 684
Lear Corp.(Û) 9,415 831
Leonardo DRS, Inc. 6,320 208
Life Time Group Holdings, Inc.(Æ) 11,100 335
Live Nation Entertainment, Inc.(Æ) 13,673 1,785
Lowe's Cos., Inc. 10,797 2,518
Marriott International, Inc. Class A 3,940 939
McDonald's Corp. 8,488 2,651
Meritage Homes Corp. 5,120 363
Netflix, Inc. Class B(Æ) 1,653 1,541
New York Times Co. (The) Class A(Ð) 520 26
NVR, Inc.(Æ)(Ð)(Û) 250 1,811
Omnicom Group, Inc. 8,667 719
O'Reilly Automotive, Inc.(Æ) 2,947 4,222
Polaris, Inc.(Ð) 5,120 210
PulteGroup, Inc. 6,998 719
Ross Stores, Inc. 5,558 710
Royal Caribbean Cruises, Ltd. 2,666 548
Sirius XM Holdings, Inc. 32,211 726
Skechers USA, Inc. Class A(Æ) 10,222 580
Target Corp. 8,073 843
Tesla, Inc.(Æ) 13,852 3,590
Texas Roadhouse, Inc. Class A 3,330 555
TJX Cos., Inc. (The) 8,332 1,015
Tractor Supply Co.(Ð) 28,668 1,580
TripAdvisor, Inc.(Æ) 8,146 115
Ulta Beauty, Inc.(Æ) 802 294
Walmart, Inc. 37,685 3,308
Walt Disney Co. (The) 12,764 1,260
Williams-Sonoma, Inc.(Ð) 2,469 390
Wingstop, Inc. 4,781 1,078
83,826
Consumer Staples - 5.0%
Altria Group, Inc. 19,623 1,178
Ambev SA - ADR 295,903 689
Archer-Daniels-Midland Co. 26,532 1,274
Church & Dwight Co., Inc. 5,656 623
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Coca-Cola Co. (The) 18,028 1,291
Colgate-Palmolive Co. 8,319 779
Conagra Brands, Inc. 61,511 1,640
CVS Health Corp. 57,996 3,929
Estee Lauder Cos., Inc. (The) Class A 10,176 672
Hershey Co. (The) 4,284 733
Kenvue, Inc. 12,327 296
Kimberly-Clark Corp.(Û) 7,961 1,132
Kroger Co. (The) 55,149 3,733
Mondelez International, Inc. Class A 12,651 858
Monster Beverage Corp.(Æ) 35,131 2,056
PepsiCo, Inc. 6,581 987
Philip Morris International, Inc. 6,987 1,109
Pilgrim's Pride Corp.(Æ)(Û) 11,879 648
Procter & Gamble Co. (The) 11,420 1,946
Tyson Foods, Inc. Class A(Û) 51,729 3,301
28,874
Energy - 4.1%
Baker Hughes Co. 53,149 2,336
BP PLC - ADR 25,225 852
Canadian Natural Resources, Ltd. 35,428 1,091
Chevron Corp. 9,480 1,586
Coterra Energy, Inc. 22,547 651
Devon Energy Corp. 10,979 411
Eaton Corp. PLC 8,146 2,214
EOG Resources, Inc.(Û) 14,795 1,897
Exxon Mobil Corp. 37,690 4,482
Halliburton Co.(Û) 15,454 392
Kinder Morgan, Inc. 28,466 812
Kodiak Gas Services, Inc.(Û) 2,860 107
Magna International, Inc. Class A 23,742 807
Marathon Petroleum Corp. 4,612 672
Phillips 66(Û) 15,660 1,934
Schlumberger NV 15,717 657
Shell PLC - ADR 14,898 1,092
Valero Energy Corp. 9,636 1,273
Williams Cos., Inc. (The) 11,962 715
23,981
Financial Services - 13.9%
AerCap Holdings NV 17,970 1,836
Affiliated Managers Group, Inc. 2,922 491
Aflac, Inc. 7,659 852
Alliance Data Systems Corp. 9,852 493
Allstate Corp. (The) 6,931 1,435
Ally Financial, Inc. 41,228 1,504
American Express Co. 9,373 2,522
Ameriprise Financial, Inc. 2,926 1,417
Annaly Capital Management, Inc.(ö) 51,154 1,039
Apollo Global Management, Inc. 6,911 946
Arthur J Gallagher & Co. 5,603 1,934
Axis Capital Holdings, Ltd. 7,377 739
Bank of America Corp. 71,939 3,002
Bank of New York Mellon Corp. (The) 6,772 568
BlackRock, Inc. 836 791
BOK Financial Corp. 3,284 342
Brighthouse Financial, Inc.(Æ) 7,523 436
Camden Property Trust(ö)(Û) 12,023 1,470
Carlyle Group, Inc. (The) 41,759 1,820

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cboe Global Markets, Inc. 592 134
CBRE Group, Inc. Class A(Æ) 5,099 667
Chubb, Ltd. 3,067 926
Cincinnati Financial Corp. 5,583 825
Citigroup, Inc. 50,496 3,585
CNA Financial Corp. 2,160 110
Corebridge Financial, Inc. 47,450 1,498
Cullen/Frost Bankers, Inc.(Û) 3,892 487
Enact Holdings, Inc. 1,780 62
Equinix, Inc.(ö) 848 691
Essex Property Trust, Inc.(ö)(Û) 4,707 1,443
Federated Hermes, Inc. Class B 2,340 95
First American Financial Corp. 9,956 653
First Industrial Realty Trust, Inc.(ö) 2,230 120
Gaming and Leisure Properties, Inc.(ö) 3,756 191
Globe Life, Inc. 8,452 1,113
Goldman Sachs Group, Inc. (The) 1,526 834
Hanover Insurance Group, Inc. (The) 3,366 586
Hartford Financial Services Group, Inc.
(The) 6,521 807
Host Hotels & Resorts, Inc.(ö) 41,537 590
Houlihan Lokey, Inc. Class A 500 81
Howard Hughes Corp. (The)(Æ) 11,184 829
Interactive Brokers Group, Inc. Class A(Ð) 9,566 1,584
Intercontinental Exchange, Inc. 2,140 369
InvenTrust Properties Corp.(ö) 3,220 95
Jones Lang LaSalle, Inc.(Æ) 1,961 486
JPMorgan Chase & Co. 15,314 3,757
Lineage, Inc.(ö) 747 44
M&T Bank Corp. 4,285 766
Marsh & McLennan Cos., Inc. 2,976 726
MasterCard, Inc. Class A 15,437 8,461
Mercury General Corp. 500 28
Morgan Stanley 16,043 1,872
NU Holdings, Ltd. Class A(Æ)(Ð) 7,386 76
PNC Financial Services Group, Inc. (The) 4,525 795
Popular, Inc. 6,405 592
Progressive Corp. (The) 4,634 1,311
Prologis, Inc.(ö) 5,077 568
Public Storage(ö) 953 285
Raymond James Financial, Inc. 4,031 560
Reinsurance Group of America, Inc. Class A 5,381 1,060
RLI Corp.(Ð) 3,564 286
SEI Investments Co. 1,120 87
Selective Insurance Group, Inc. 3,702 339
Synchrony Financial 31,049 1,644
Synovus Financial Corp. 13,336 623
Travelers Cos., Inc. (The)(Û) 13,856 3,664
US Bancorp 32,488 1,372
Visa, Inc. Class A 8,682 3,043
W.R. Berkley Corp. 9,948 708
Wells Fargo & Co. 49,592 3,560
Willis Towers Watson PLC 4,214 1,424
80,149
Health Care - 11.6%
Abbott Laboratories 9,014 1,196
AbbVie, Inc. 15,179 3,180
Acadia Pharmaceuticals, Inc.(Æ)(Ð) 18,241 303
Agilent Technologies, Inc. 17,011 1,990
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Align Technology, Inc.(Æ) 6,554 1,041
Alnylam Pharmaceuticals, Inc.(Æ) 2,141 578
Amgen, Inc. 2,078 647
AstraZeneca PLC - ADR 7,920 582
Blueprint Medicines Corp.(Æ) 5,300 469
Boston Scientific Corp.(Æ) 9,476 956
Bristol-Myers Squibb Co. 21,755 1,327
Centene Corp.(Æ) 11,533 700
Cigna Group (The) 2,393 787
Corcept Therapeutics, Inc.(Æ)(Ð) 10,100 1,154
Danaher Corp. 3,541 726
Edwards Lifesciences Corp.(Æ) 45,044 3,265
Elevance Health, Inc. 5,511 2,397
Eli Lilly & Co. 3,961 3,271
Encompass Health Corp. 8,343 845
Exelixis, Inc.(Æ) 10,814 399
GE HealthCare Technologies, Inc.(Ð) 18,551 1,497
Genmab A/S - ADR(Æ) 25,963 508
Gilead Sciences, Inc. 8,080 905
GSK PLC - ADR 27,930 1,082
HCA Healthcare, Inc. 1,258 435
Humana, Inc. 4,206 1,113
Icon PLC(Æ) 3,036 531
IDEXX Laboratories, Inc.(Æ) 6,408 2,691
Illumina, Inc.(Æ)(Ð) 5,960 473
Incyte Corp.(Æ) 20,130 1,219
Intuitive Surgical, Inc.(Æ) 1,714 849
Jazz Pharmaceuticals PLC(Æ) 6,492 806
Johnson & Johnson 18,695 3,100
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 824 87
McKesson Corp.(Ð) 2,674 1,800
Medpace Holdings, Inc.(Æ)(Ð) 1,352 412
Medtronic PLC 24,553 2,206
Merck & Co., Inc. 13,151 1,180
Moderna, Inc.(Æ)(Ð) 6,067 172
Natera, Inc.(Æ)(Ð) 566 80
Neurocrine Biosciences, Inc.(Æ) 913 101
Organon & Co. 26,421 393
Pfizer, Inc. 47,010 1,191
QIAGEN NV(Æ) 18,045 725
Regeneron Pharmaceuticals, Inc. 2,833 1,797
Royalty Pharma PLC Class A 27,127 845
Sanofi SA - ADR 13,820 767
Sarepta Therapeutics, Inc.(Æ) 3,132 200
Stryker Corp. 6,425 2,392
Thermo Fisher Scientific, Inc. 837 417
UnitedHealth Group, Inc. 12,453 6,522
Veeva Systems, Inc. Class A(Æ) 4,602 1,066
Vertex Pharmaceuticals, Inc.(Æ) 3,706 1,797
Viatris, Inc. 64,024 558
Waystar Holding Corp.(Æ) 2,124 79
West Pharmaceutical Services, Inc. 2,550 571
Zoetis, Inc. Class A 4,059 668
67,048
Materials and Processing - 4.9%
Boise Cascade Co. 2,051 201
Builders FirstSource, Inc.(Æ) 2,744 343
Carrier Global Corp. 10,540 668
Celanese Corp. Class A 21,228 1,205

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Commercial Metals Co. 3,620 166
Copart, Inc.(Æ) 54,340 3,075
CRH PLC 7,991 703
Crown Holdings, Inc. 24,645 2,200
DuPont de Nemours, Inc. 3,425 256
Ecolab, Inc. 2,540 644
Fastenal Co. 10,693 829
FMC Corp. 35,851 1,512
Freeport-McMoRan, Inc. 25,713 973
General Electric Co. 2,916 584
Huntsman Corp. 31,278 494
Lennox International, Inc. 2,428 1,362
Linde PLC 4,595 2,140
Louisiana-Pacific Corp. 9,049 832
LyondellBasell Industries NV Class A(Ð) 10,634 749
Martin Marietta Materials, Inc. 2,237 1,070
MDU Resources Group, Inc.(Ð) 1,250 21
Nucor Corp. 9,778 1,177
Packaging Corp. of America 4,515 894
Reliance Steel & Aluminum Co. 1,000 289
Sherwin-Williams Co. (The) 1,885 658
Southern Copper Corp. 6,376 596
Trane Technologies PLC 5,543 1,867
Vulcan Materials Co. 6,491 1,514
Watsco, Inc. 1,536 781
Westlake Chemical Corp.(Ð) 7,026 703
28,506
Producer Durables - 8.3%
3M Co. 2,310 339
AECOM(Ð) 644 60
AMETEK, Inc. 3,801 654
Amphenol Corp. Class A 12,409 814
ArcBest Corp.(Ð) 500 35
Automatic Data Processing, Inc. 2,759 843
Caterpillar, Inc. 1,994 658
Cintas Corp. 4,022 827
Comfort Systems USA, Inc. 3,260 1,051
CSX Corp. 32,183 947
Cummins, Inc.(Û) 3,403 1,067
Deere & Co. 2,646 1,242
Delta Air Lines, Inc. 22,030 960
Donaldson Co., Inc. 11,014 739
Dover Corp. 3,768 662
EMCOR Group, Inc. 1,357 502
Expeditors International of Washington, Inc.
(Ð) 8,220 988
FedEx Corp. 7,491 1,826
Fortive Corp. 8,607 630
FTI Consulting, Inc.(Æ) 4,132 678
General Dynamics Corp. 2,794 762
Global Payments, Inc. 20,252 1,983
Graco, Inc. 8,183 683
Howmet Aerospace, Inc. 9,643 1,251
Huntington Ingalls Industries, Inc. 7,043 1,437
Illinois Tool Works, Inc.(Ð) 3,637 902
Insperity, Inc. 4,652 415
JB Hunt Transport Services, Inc.(Û) 13,130 1,943
Knight-Swift Transportation Holdings, Inc.
(Ð)(Û) 8,460 368
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Landstar System, Inc.(Ð) 4,775 717
ManpowerGroup, Inc. 8,638 500
MasTec, Inc.(Æ) 3,758 439
Mettler-Toledo International, Inc.(Æ)(Ð) 650 768
Northrop Grumman Corp. 2,971 1,521
Old Dominion Freight Line, Inc. 1,653 273
Otis Worldwide Corp.(Û) 6,748 696
PACCAR, Inc. 6,429 626
Parker-Hannifin Corp. 1,045 635
Paychex, Inc. 4,860 750
Pentair PLC 7,577 663
Phinia, Inc. 1,120 48
Powell Industries, Inc.(Ð) 570 97
Primoris Services Corp. 4,220 242
Regal Rexnord Corp. 4,548 518
Republic Services, Inc. Class A 2,864 694
Robert Half, Inc. 8,441 460
Rollins, Inc.(Ð)(Û) 28,527 1,541
Ryder System, Inc.(Û) 4,071 585
S&P Global, Inc. 1,237 629
Schneider National, Inc. Class B 13,009 297
Scotts Miracle-Gro Co. (The) Class A 9,874 542
Snap-on, Inc. 2,175 733
Tetra Tech, Inc.(Û) 18,659 546
Trade Desk, Inc. (The) Class A(Æ)(Ð) 14,469 792
TransUnion 20,967 1,740
TriNet Group, Inc. 4,987 395
United Parcel Service, Inc. Class B 4,874 536
United Rentals, Inc. 910 570
Veralto Corp.(Ð)(Û) 9,706 946
Vontier Corp. 22,483 739
W.W. Grainger, Inc. 643 635
Waste Management, Inc. 2,939 680
Werner Enterprises, Inc. 1,580 46
XPO, Inc.(Æ) 4,290 461
Xylem, Inc. 5,312 635
47,961
Technology - 33.6%
Accenture PLC Class A 4,991 1,557
Adobe, Inc.(Æ) 5,934 2,276
Airbnb, Inc. Class A(Æ)(Ð) 500 60
Akamai Technologies, Inc.(Æ) 4,276 112
Alphabet, Inc. Class A 55,071 8,516
Alphabet, Inc. Class C 23,559 3,681
Amkor Technology, Inc. 19,016 343
Appfolio, Inc. Class A(Æ)(Ð) 1,780 391
Apple, Inc.(Û) 155,673 34,580
Applied Materials, Inc. 1,950 283
AppLovin Corp. Class A(Æ) 1,621 430
Arista Networks, Inc.(Æ) 28,541 2,211
ASML Holding NV Class G 403 267
Atlassian Corp. Class A(Æ) 7,279 1,545
Blackbaud, Inc.(Æ)(Ð) 1,320 82
Booking Holdings, Inc.(Û) 585 2,695
Broadcom, Inc. 50,982 8,536
Cadence Design Systems, Inc.(Æ) 2,112 537
CDW Corp. 1,834 294
Cirrus Logic, Inc.(Æ) 4,878 486
Cisco Systems, Inc. 29,080 1,795

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cognizant Technology Solutions Corp.
Class A 9,777 748
Datadog, Inc. Class A(Æ) 14,688 1,457
DigitalOcean Holdings, Inc.(Æ)(Ð) 7,162 239
DoorDash, Inc. Class A(Æ) 3,286 601
Dropbox, Inc. Class A(Æ)(Ð) 48,450 1,294
EPAM Systems, Inc.(Æ) 5,870 991
Fiserv, Inc.(Æ) 4,726 1,044
Hewlett Packard Enterprise Co. 17,675 273
HP, Inc. 20,359 564
International Business Machines Corp. 3,551 883
Intuit, Inc. 6,959 4,273
IPG Photonics Corp.(Æ) 2,584 163
Jabil Circuit, Inc. 9,124 1,241
KBR, Inc. 18,109 902
Lam Research Corp. 57,692 4,194
Life360, Inc.(Æ) 314 12
Lyft, Inc. Class A(Æ) 74,572 885
Manhattan Associates, Inc.(Æ) 4,221 730
Maplebear, Inc.(Æ)(Ð) 2,075 83
Match Group, Inc. 31,297 976
Meta Platforms, Inc. Class A 26,878 15,491
Micron Technology, Inc. 12,520 1,088
Microsoft Corp.(Ð) 87,989 33,030
Monolithic Power Systems, Inc. 904 524
Motorola Solutions, Inc. 2,021 885
MSCI, Inc. Class A(Û) 1,500 848
NCR Atleos Corp.(Æ)(Ð) 7,460 197
NetApp, Inc. 5,498 483
NVIDIA Corp.(Û) 220,165 23,861
NXP Semiconductors NV 7,784 1,479
ON Semiconductor Corp.(Æ) 24,052 979
Oracle Corp. 7,438 1,040
Palantir Technologies, Inc. Class A(Æ) 6,706 566
Palo Alto Networks, Inc.(Æ) 11,267 1,923
Pegasystems, Inc.(Ð) 6,785 472
Playtika Holding Corp. 12,800 66
QUALCOMM, Inc. 4,245 652
Rapid7, Inc.(Æ) 940 25
RingCentral, Inc. Class A(Æ)(Ð) 5,049 125
ROBLOX Corp. Class A(Æ) 19,067 1,111
Roku, Inc.(Æ) 12,750 898
Roper Technologies, Inc. 810 478
Salesforce, Inc. 10,988 2,949
Semtech Corp.(Æ)(Ð) 6,908 238
SentinelOne, Inc. Class A(Æ) 11,327 206
ServiceNow, Inc.(Æ) 3,313 2,638
Spotify Technology SA(Æ)(Û) 4,333 2,383
Synopsys, Inc.(Æ) 845 362
Teradata Corp.(Æ) 9,586 215
Teradyne, Inc.(Ð) 10,130 837
Texas Instruments, Inc. 4,591 825
Tyler Technologies, Inc.(Æ) 2,169 1,261
Uber Technologies, Inc.(Æ) 21,351 1,556
Ubiquiti, Inc. 450 140
UiPath, Inc. Class A(Æ) 72,102 743
VeriSign, Inc.(Æ) 6,974 1,770
194,574
Utilities - 3.2%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AT&T, Inc. 143,384 4,055
ConocoPhillips Co. 15,066 1,582
Constellation Energy Corp. 2,733 551
Edison International 14,076 829
Entergy Corp. 5,951 509
Exelon Corp. 15,945 735
FirstEnergy Corp. 23,608 954
Gulfport Energy Corp.(Æ)(Û) 1,309 241
NextEra Energy, Inc. 23,579 1,672
NRG Energy, Inc. 13,731 1,311
PG&E Corp. 70,338 1,208
Sempra Energy 12,521 894
Southern Co. (The) 10,693 983
T-Mobile US, Inc. 3,452 921
Verizon Communications, Inc. 22,806 1,034
Xcel Energy, Inc. 16,945 1,200
18,679
Total Common Stocks
(cost $409,096) 573,598
Short-Term Investments - 5.4%
U.S. Cash Management Fund(@) 31,158,270 (∞) 31,149
Total Short-Term Investments
(cost $31,150) 31,149
Total Investments - 104.5%
(identified cost $440,246) 604,747
Securities Sold Short - (4.8)%
Consumer Discretionary - (0.7)%
Advanced Energy Industries, Inc. (1,070) (102)
Asbury Automotive Group, Inc.(Æ) (1,294) (286)
Atlanta Braves Holdings, Inc. Class C(Æ) (8,946) (358)
Charter Communications, Inc. Class A(Æ) (1,888) (696)
Dutch Bros, Inc. Class A(Æ) (8,916) (550)
Hilton Grand Vacations, Inc.(Æ) (9,851) (369)
Joby Aviation, Inc.(Æ) (33,310) (201)
Lithia Motors, Inc. Class A (1,622) (476)
Under Armour, Inc. Class A(Æ) (18,958) (118)
Warner Bros Discovery, Inc.(Æ) (59,111) (634)
(3,790)
Consumer Staples - (0.2)%
Celsius Holdings, Inc.(Æ) (15,999) (570)
Grocery Outlet Holding Corp.(Æ) (26,957) (377)
Warby Parker, Inc. Class A(Æ) (7,567) (138)
(1,085)
Energy - (0.2)%
First Solar, Inc.(Æ) (3,849) (487)
Patterson-UTI Energy, Inc. (13,079) (107)
Uranium Energy Corp.(Æ) (41,407) (198)
Warrior Met Coal, Inc. (10,106) (482)
(1,274)
Financial Services - (0.6)%
AGNC Investment Corp.(ö) (6,329) (61)
Apollo Global Management, Inc. (4,109) (563)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Axos Financial, Inc.(Æ) (5,011) (323)
BGC Group, Inc. Class A (31,874) (292)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (14,048) (411)
Independence Realty Trust, Inc.(ö) (9,142) (194)
Old National Bancorp (26,845) (569)
Shift4 Payments, Inc. Class A(Æ) (6,144) (502)
UWM Holdings Corp. (68,482) (374)
(3,289)
Health Care - (0.6)%
Acadia Healthcare Co., Inc.(Æ) (18,880) (573)
Agios Pharmaceuticals, Inc.(Æ) (6,091) (179)
Avantor, Inc.(Æ) (9,280) (150)
Axsome Therapeutics, Inc.(Æ) (996) (116)
Azenta, Inc.(Æ) (5,640) (195)
Crinetics Pharmaceuticals, Inc.(Æ) (8,856) (297)
Cytokinetics, Inc.(Æ) (3,764) (151)
Globus Medical, Inc. Class A(Æ) (728) (53)
HealthEquity, Inc.(Æ) (676) (60)
Immunovant, Inc.(Æ) (1,280) (22)
Insmed, Inc.(Æ) (3,710) (283)
Neogen Corp.(Æ) (30,543) (265)
PROCEPT BioRobotics Corp.(Æ) (4,690) (273)
RadNet, Inc.(Æ) (6,823) (339)
Repligen Corp.(Æ) (257) (33)
Revolution Medicines, Inc.(Æ) (6,280) (222)
SpringWorks Therapeutics, Inc.(Æ) (3,087) (136)
TransMedics Group, Inc.(Æ) (1,174) (79)
Vaxcyte, Inc.(Æ) (6,386) (241)
(3,667)
Materials and Processing - (0.0)%
Cleveland-Cliffs, Inc.(Æ) (30,339) (249)
Producer Durables - (1.0)%
AeroVironment, Inc.(Æ) (1,863) (222)
Alight, Inc. Class A (78,400) (465)
Bloom Energy Corp. Class A(Æ) (4,531) (89)
Casella Waste Systems, Inc. Class A(Æ) (5,627) (628)
Dorman Products, Inc.(Æ) (11) (1)
First Advantage Corp.(Æ) (6,950) (98)
H&R Block, Inc. (3,390) (186)
Howmet Aerospace, Inc. (4,697) (609)
JBT Marel Corp. (1,517) (185)
Loar Holdings, Inc.(Æ) (7,234) (511)
Mercury Systems, Inc.(Æ) (7,152) (308)
Mirion Technologies, Inc.(Æ) (23,553) (342)
OSI Systems, Inc.(Æ) (3,422) (665)
RBC Bearings, Inc.(Æ) (1,499) (482)
Tidewater, Inc.(Æ) (5,691) (241)
Vertiv Holdings Co. Class A (6,657) (481)
WillScot Mobile Mini Holdings Corp. (12,471) (347)
Zurn Elkay Water Solutions Corp. (1,790) (59)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(5,919)
Technology - (1.1)%
Advanced Micro Devices, Inc.(Æ) (1,385) (142)
Analog Devices, Inc. (2,736) (552)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (18,413) (493)
Coherent Corp.(Æ) (6,884) (447)
Concentrix Corp. (6,740) (375)
EchoStar Corp. Class A(Æ) (7,800) (200)
Gen Digital, Inc. (21,703) (576)
Impinj, Inc.(Æ) (2,794) (253)
Lattice Semiconductor Corp.(Æ) (11,433) (600)
Lumentum Holdings, Inc. Class E(Æ) (7,732) (482)
Marvell Technology, Inc. (6,946) (428)
PAR Technology Corp.(Æ) (3,078) (189)
Progress Software Corp. (5,000) (258)
Rambus, Inc.(Æ) (5,972) (309)
TTM Technologies, Inc.(Æ) (7,564) (155)
Unity Software, Inc.(Æ) (26,110) (511)
Wolfspeed, Inc.(Æ) (64,565) (198)
(6,168)
Utilities - (0.4)%
Cogent Communications Holdings, Inc. (1,192) (73)
Expand Energy Corp. (4,414) (492)
New Fortress Energy, Inc. (33,129) (275)
Otter Tail Corp. (2,939) (236)
Sable Offshore Corp.(Æ) (7,929) (201)
Talen Energy Corp.(Æ) (2,388) (477)
UGI Corp. (12,740) (421)
(2,175)
Total Securities Sold Short
(proceeds $27,639) (27,616)
Other Assets and Liabilities,
Net - 0.3%
1,412
Net Assets - 100.0%
578,543

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 114 USD 32,224 06/25 (296)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (296)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 83,826 $ — $ —
$ —
$ 83,826
Consumer Staples 28,874 — —
—
28,874
Energy 23,981 — —
—
23,981
Financial Services 80,149 — —
—
80,149
Health Care 67,048 — —
—
67,048
Materials and Processing 28,506 — —
—
28,506
Producer Durables 47,961 — —
—
47,961
Technology 194,574 — —
—
194,574
Utilities 18,679 — —
—
18,679
Short-Term Investments — — — 31,149 31,149
Total Investments
573,598 — — 31,149 604,747
Securities Sold Short
*
(27,616) — — — (27,616)
Other Financial Instruments
Liabilities
Futures Contracts (296) — — — (296)
Total Other Financial Instruments
**
$ (296) $ — $ — $ — $ (296)
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2025, if any, were less than 1% of net assets.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 9
Transactions (amounts in thousands) during the period ended March 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,859 $ 64,391 $ 45,095 $ (4) $ (2) $ 31,149 $ 283 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.0%
Consumer Discretionary - 11.1%
1-800-Flowers.com, Inc. Class A(Æ)(Ð) 1,600 9
Abercrombie & Fitch Co. Class A(Æ) 1,151 88
Academy Sports & Outdoors, Inc. 2,374 108
Accel Entertainment, Inc.(Æ) 1,231 12
Adtalem Global Education, Inc.(Æ) 1,654 166
Advance Auto Parts, Inc. 2,212 87
AerSale Corp.(Æ) 21,584 162
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 38,809 158
American Eagle Outfitters, Inc. 6,504 76
American Public Education, Inc.(Æ) 9,179 205
Asbury Automotive Group, Inc.(Æ) 598 132
Atkore, Inc. 956 57
Atmus Filtration Technologies, Inc. 2,338 86
Axon Enterprise, Inc.(Æ) 349 184
Bath & Body Works, Inc. 3,174 96
Beacon Roofing Supply, Inc.(Æ) 1,576 195
Beazer Homes USA, Inc.(Æ) 2,879 59
Blade Air Mobility, Inc.(Æ) 65,643 179
BlueLinx Holdings, Inc.(Æ) 1,885 141
Boot Barn Holdings, Inc.(Æ) 5,349 575
BorgWarner, Inc. 5,813 167
Brilliant Earth Group, Inc. Class A(Æ) 66,646 105
Brinker International, Inc.(Æ) 1,658 247
Brunswick Corp. 2,955 159
Cadre Holdings, Inc. 7,088 210
Carriage Services, Inc. Class A 779 30
Cavco Industries, Inc.(Æ) 230 119
Century Communities, Inc. 1,857 125
Chegg, Inc.(Æ) 3,155 2
Clarus Corp. 150,551 565
Columbia Sportswear Co.(Ð) 946 72
Cooper-Standard Holdings, Inc.(Æ) 656 10
CTS Corp. 1,323 55
Dana Holding Corp. 12,022 160
Dave & Buster's Entertainment, Inc.(Æ) 4,813 85
Denny's Corp.(Æ) 35,041 129
Designer Brands, Inc. Class A 4,302 16
Douglas Dynamics, Inc. 12,233 284
Driven Brands Holdings, Inc.(Æ) 10,792 185
Duolingo, Inc.(Æ)(Ð) 832 258
Figs, Inc. Class A(Æ) 6,500 30
FirstCash Holdings, Inc. 569 68
Foot Locker, Inc.(Æ) 10,667 150
Forestar Group, Inc.(Æ) 1,447 31
Freshpet, Inc.(Æ)(Ð) 1,644 137
Funko, Inc. Class A(Æ)(Ð) 2,654 18
Genesco, Inc.(Æ)(Ð) 797 17
Genius Sports, Ltd.(Æ) 26,308 263
Gentherm, Inc.(Æ) 2,869 77
G-III Apparel Group, Ltd.(Æ) 5,278 144
Gildan Activewear, Inc. Class A 4,421 195
GMS, Inc.(Æ) 1,689 124
Golden Entertainment, Inc. 13,606 359
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 10,128 94
GoPro, Inc. Class A(Æ) 5,833 4
Grand Canyon Education, Inc.(Æ) 756 131
Green Brick Partners, Inc.(Æ) 5,796 338
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Group 1 Automotive, Inc. 356 136
Haverty Furniture Cos., Inc. 11,950 236
HealthStream, Inc.(Ð) 792 25
International Game Technology PLC 16,494 268
Johnson Outdoors, Inc. Class A 10,601 263
KB Home(Ð) 3,825 222
Kontoor Brands, Inc. 1,799 115
Kura Sushi USA, Inc. Class A(Æ) 10,554 540
Landsea Homes Corp.(Æ) 33,928 218
La-Z-Boy, Inc. 3,197 125
Lear Corp. 1,804 159
Legacy Education, Inc.(Æ) 15,174 109
Leonardo DRS, Inc. 6,856 225
Leslie's, Inc.(Æ) 7,650 6
Life Time Group Holdings, Inc.(Æ) 4,908 148
Lincoln Educational Services Corp.(Æ) 11,143 177
Lindblad Expeditions Holdings, Inc.(Æ)(Ð) 1,893 18
M/I Homes, Inc.(Æ) 750 86
Madison Square Garden Entertainment
Corp.(Æ) 3,050 100
Magnite, Inc.(Æ)(Ð) 11,604 132
Malibu Boats, Inc. Class A(Æ) 995 31
Marine Products Corp. 24,099 202
MasterCraft Boat Holdings, Inc.(Æ) 898 15
Matthews International Corp. Class A 8,989 200
Meritage Homes Corp. 4,428 314
Motorcar Parts of America, Inc.(Æ) 3,458 33
Movado Group, Inc. 831 14
Newell Rubbermaid, Inc. 67,988 421
OneSpaWorld Holdings, Ltd. 70,363 1,181
Papa John's International, Inc. 20,169 829
Perdoceo Education Corp. 6,234 157
Polaris, Inc.(Ð) 2,546 104
QuinStreet, Inc.(Æ) 20,419 364
Reservoir Media, Inc.(Æ) 35,723 273
REV Group, Inc. 2,006 63
Rocket Lab USA, Inc.(Æ) 989 18
Rush Street Interactive, Inc.(Æ) 29,503 316
Scholastic Corp. 2,058 39
Shake Shack, Inc. Class A(Æ) 1,611 142
SharkNinja, Inc.(Æ)(Ð) 1,982 165
Shoe Carnival, Inc. 3,353 74
Signet Jewelers, Ltd. 1,735 101
Smith & Wesson Brands, Inc. 7,533 70
Sonic Automotive, Inc. Class A 1,931 110
Steven Madden, Ltd. 7,793 208
Stitch Fix, Inc. Class A(Æ)(Ð) 28,238 92
Strategic Education, Inc. 1,138 96
Stride, Inc.(Æ) 1,860 235
Super Group SGHC, Ltd. 4,400 28
Superior Group of Cos., Inc.(Ð) 197 2
Taylor Morrison Home Corp. Class A(Æ) 1,373 82
TechTarget Inc.(Æ) 6,214 92
TEGNA, Inc. 11,002 200
Texas Roadhouse, Inc. Class A 3,776 629
Thor Industries, Inc. 2,576 195
Toll Brothers, Inc. 2,758 291
Tri Pointe Homes, Inc.(Æ) 5,970 191
TripAdvisor, Inc.(Æ) 6,173 87
Udemy, Inc.(Æ) 4,790 37

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Under Armour, Inc. Class C(Æ) 16,836 100
Universal Electronics, Inc.(Æ) 321 2
Universal Technical Institute, Inc.(Æ) 6,195 159
Urban Outfitters, Inc.(Æ) 2,408 126
Victoria's Secret & Co.(Æ) 6,731 125
Visteon Corp.(Æ) 1,244 97
Wabash National Corp. 12,457 138
Wayfair, Inc. Class A(Æ) 1,992 64
Whirlpool Corp. 1,038 94
Wingstop, Inc. 1,437 324
Winmark Corp.(Û) 122 39
Winnebago Industries, Inc. 5,835 201
Wolverine World Wide, Inc.(Ð) 3,666 51
Ziff Davis, Inc.(Æ) 2,945 111
Zillow Group, Inc. Class A(Æ)(Û) 1,359 91
Zumiez, Inc.(Æ) 2,002 30
20,699
Consumer Staples - 2.5%
Andersons, Inc. (The) 419 18
Beauty Health Co. (The)(Æ) 5,396 7
Calavo Growers, Inc. 19,242 462
Dole PLC 3,021 44
elf Beauty, Inc.(Æ) 1,350 85
Edgewell Personal Care Co. 2,629 82
Grocery Outlet Holding Corp.(Æ) 17,595 246
Helen of Troy, Ltd.(Æ) 2,374 127
Herbalife, Ltd.(Æ) 10,908 94
J&J Snack Foods Corp. 1,515 200
John B Sanfilippo & Son, Inc. 752 53
Lifevantage Corp. 1,805 26
Medifast, Inc.(Æ) 593 8
National Beverage Corp. 1,081 45
National Vision Holdings, Inc.(Æ) 19,105 244
Nomad Foods, Ltd. 7,191 141
Pilgrim's Pride Corp.(Æ)(Û) 2,458 134
Quanex Building Products Corp. 42,476 790
SpartanNash Co. 1,468 30
Sprouts Farmers Market, Inc.(Æ) 4,609 703
USANA Health Sciences, Inc.(Æ)(Û) 548 15
Vita Coco Co., Inc. (The)(Æ) 15,460 474
Vital Farms, Inc.(Æ) 15,779 481
Weis Markets, Inc. 1,092 84
Zevia PBC Class A(Æ) 13,155 28
4,621
Energy - 4.3%
Antero Resources Corp.(Æ) 1,641 66
Aris Water Solutions, Inc. Class A 36,981 1,185
Berry Petroleum Corp. 8,246 26
ChampionX Corp. 3,743 112
CVR Energy, Inc. 3,773 73
Delek US Holdings, Inc. 51,487 776
DNOW, Inc.(Æ) 11,103 190
Expro Group Holdings NV(Æ) 6,863 68
Hallador Energy Co.(Æ) 12,580 154
Helmerich & Payne, Inc. 12,325 322
HF Sinclair Corp.(Û) 17,959 590
Kodiak Gas Services, Inc. 1,179 44
Liberty Energy, Inc. Class A 5,683 90
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Matador Resources Co. 1,644 84
Matrix Service Co.(Æ) 25,315 315
Murphy Oil Corp.(Ð) 7,921 225
National Energy Services Reunited Corp.
(Æ) 11,961 88
Natural Gas Services Group, Inc.(Æ) 11,312 249
NPK International, Inc.(Æ)(Ð) 31,519 183
Oceaneering International, Inc.(Æ) 9,633 210
Patterson-UTI Energy, Inc. 53,171 437
PBF Energy, Inc. Class A 3,755 72
Ramaco Resources, Inc. Class A(Ð) 9,976 82
Ramaco Resources, Inc. Class B(Ð) 118 1
Range Resources Corp. 2,204 88
Ranger Energy Services, Inc. Class A 9,884 140
REX American Resources Corp.(Æ) 1,728 65
Select Water Solutions, Inc. Class A 53,722 564
SM Energy Co. 6,028 181
SunCoke Energy, Inc. 3,553 33
TechnipFMC PLC(Û) 11,585 367
TETRA Technologies, Inc.(Æ) 84,079 283
Transocean, Ltd.(Æ) 15,198 48
VAALCO Energy, Inc. 31,461 118
W&T Offshore, Inc.(Ð) 129,104 200
Warrior Met Coal, Inc. 4,783 228
World Kinect Corp.(Ð) 4,016 114
8,071
Financial Services - 24.1%
1st Source Corp. 1,724 103
Acadia Realty Trust(ö) 12,758 267
AGNC Investment Corp.(ö) 16,194 155
Agree Realty Corp.(ö) 4,047 312
Air Lease Corp. Class A 5,301 256
Alliance Data Systems Corp. 5,176 259
Ally Financial, Inc.(Û) 9,379 342
Alpine Income Property Trust, Inc.(ö) 26,466 442
Americold Realty Trust, Inc.(ö) 10,431 224
Ameris Bancorp 2,175 125
Atlantic Union Bankshares Corp. 2,533 79
Atlanticus Holdings Corp.(Æ)(Ð) 328 17
Axis Capital Holdings, Ltd. 1,472 148
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 4,424 198
Bancorp, Inc. (The)(Æ) 3,114 165
Bank of NT Butterfield & Son, Ltd. (The) 4,530 176
Bank OZK 2,503 109
BankUnited, Inc. 1,580 54
Banner Corp. 1,667 106
BGC Group, Inc. Class A 32,026 294
BOK Financial Corp. 989 103
Bowhead Specialty Holdings, Inc.(Æ) 3,863 157
Brighthouse Financial, Inc.(Æ) 2,539 147
Brixmor Property Group, Inc.(ö) 12,093 321
Broadstone Net Lease, Inc.(ö) 12,095 206
Business First Bancshares, Inc. 23,020 561
Cadence Bank 9,610 292
Camden Property Trust(ö)(Û) 3,182 389
Capital Bancorp, Inc. 11,171 316
Capital City Bank Group, Inc. 9,510 342
Cathay General Bancorp 2,825 122

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Centerspace(ö) 2,188 142
Central Pacific Financial Corp. 5,738 155
Chatham Lodging Trust(ö) 1,658 12
City Holding Co. 917 108
Clarivate PLC(Æ) 16,897 66
CNO Financial Group, Inc. 6,718 280
Columbia Banking System, Inc. 15,018 375
Comerica, Inc.(Û) 4,794 283
Community Bank System, Inc. 7,328 417
Community Healthcare Trust, Inc.(ö) 31,196 567
Compass, Inc. Class A(Æ) 20,918 183
COPT Defense Properties(ö) 5,631 154
CTO Realty Growth, Inc.(ö) 36,569 706
Cullen/Frost Bankers, Inc.(Û) 2,215 277
Cushman & Wakefield PLC(Æ) 28,838 295
Dave, Inc.(Æ) 1,036 86
DiamondRock Hospitality Co.(ö) 20,216 156
Dime Community Bancshares, Inc. 7,379 206
Diversified Healthcare Trust(Ð)(ö) 1,820 4
Donegal Group, Inc. Class A 228 4
Douglas Elliman, Inc.(Æ) 279 —
Easterly Government Properties, Inc.(ö) 9,219 98
Eastern Bankshares, Inc. 7,567 124
Enova International, Inc.(Æ) 2,092 202
Enterprise Financial Services Corp. 4,724 254
Esquire Financial Holdings, Inc. 3,926 296
Essent Group, Ltd. 2,097 121
Essential Properties Realty Trust, Inc.(ö) 3,539 115
Evercore, Inc. Class A 700 140
eXp World Holdings, Inc.(Ð) 3,824 37
EZCORP, Inc. Class A(Æ) 21,533 317
Federal Agricultural Mortgage Corp. Class
C 927 174
Fidelis Insurance Holdings, Ltd. 1,688 27
First American Financial Corp. 6,878 451
First BanCorp 14,025 269
First Commonwealth Financial Corp. 10,981 171
First Financial Corp. 2,023 99
First Foundation, Inc.(Ð) 2,489 13
First Industrial Realty Trust, Inc.(ö) 4,610 249
First Internet Bancorp 568 15
First Interstate BancSystem, Inc. Class A 3,479 100
First Merchants Corp. 3,288 133
First Mid Bancshares, Inc. 9,931 347
Flagstar Financial, Inc. 15,644 182
Four Corners Property Trust, Inc.(ö) 5,425 156
FTAI Aviation, Ltd. 3,541 393
Fulton Financial Corp. 5,554 100
Genworth Financial, Inc. Class A(Æ) 30,673 217
German American Bancorp, Inc. 12,118 454
Getty Realty Corp.(ö) 9,041 282
Glacier Bancorp, Inc. 7,594 336
Globe Life, Inc.(Û) 2,517 332
Guaranty Bancshares, Inc. 8,341 334
Hamilton Lane, Inc. Class A 734 109
Hancock Holding Co. 2,475 130
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 16,180 473
Hanover Insurance Group, Inc. (The) 2,862 498
Healthcare Realty Trust, Inc.(ö) 16,232 274
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Heritage Financial Corp. 14,328 349
Heritage Insurance Holdings, Inc.(Æ) 1,057 15
Hilltop Holdings, Inc. 3,847 117
Home BancShares, Inc. 15,907 450
Horace Mann Educators Corp. 15,347 656
Horizon Bancorp, Inc. 16,133 243
Howard Hughes Corp. (The)(Æ) 1,879 139
Independence Realty Trust, Inc.(ö) 8,238 175
Independent Bank Corp. 16,878 813
Innovative Industrial Properties, Inc.(ö) 982 53
International Bancshares Corp. 2,298 145
International Money Express, Inc.(Æ) 1,578 20
InvenTrust Properties Corp.(ö) 2,448 72
Investar Holding Corp. 14,808 261
Jackson Financial, Inc. Class A 5,389 451
James River Group Holdings, Ltd. 2,606 11
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
John Wiley & Sons, Inc. Class A 2,234 100
Kearny Financial Corp.(Ð) 2,110 13
Kemper Corp. 11,372 760
Kennedy-Wilson Holdings, Inc. 3,448 30
Kite Realty Group Trust(ö) 10,896 244
Lazard, Inc. 3,890 168
Legacy Housing Corp.(Æ) 5,887 148
Legalzoom.com, Inc.(Æ) 8,014 69
LendingClub Corp.(Æ) 12,998 134
LendingTree, Inc.(Æ) 1,340 67
Live Oak Bancshares, Inc. 3,232 86
Macerich Co. (The)(ö) 10,737 184
Marcus & Millichap, Inc. 17,236 594
Marex Group PLC 5,527 195
McGrath RentCorp 860 96
Metropolitan Bank Holding Corp.(Æ) 10,093 565
Moelis & Co. Class A 1,864 109
Mr. Cooper Group, Inc.(Æ) 1,312 157
National Bank Holdings Corp. Class A 8,651 331
NBT Bancorp, Inc. 13,338 572
NerdWallet, Inc. Class A(Æ) 2,912 26
NETSTREIT Corp.(ö) 79,041 1,253
Newmark Group, Inc. Class A 21,668 264
NexPoint Residential Trust, Inc.(ö) 8,414 333
NMI Holdings, Inc. Class A(Æ) 3,427 124
NNN REIT, Inc.(ö) 5,807 248
Northeast Bank 4,931 451
Northpointe Bancshares, Inc. 14,197 205
OceanFirst Financial Corp. 12,050 205
Ocwen Financial Corp.(Æ) 5,446 176
OFG Bancorp 5,285 211
Origin Bancorp, Inc. 10,216 354
Outfront Media, Inc.(ö) 9,269 150
Pacific Premier Bancorp, Inc. 4,193 89
Palomar Holdings, Inc.(Æ) 811 111
Park Hotels & Resorts, Inc.(Ð)(ö) 12,648 135
PennyMac Financial Services, Inc. 1,448 145
Perella Weinberg Partners(Ð) 30,362 559
Piper Sandler Cos. 315 78
Plymouth Industrial REIT, Inc.(ö) 11,101 181
Popular, Inc. 3,285 303
PotlatchDeltic Corp.(ö) 15,904 718
PRA Group, Inc.(Æ) 2,540 52

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Preferred Bank 1,294 108
Prosperity Bancshares, Inc. 7,132 509
Radian Group, Inc. 4,061 134
RE/MAX Holdings, Inc. Class A(Æ) 16,956 142
Real Brokerage, Inc. (The)(Æ)(Ð) 6,119 25
Red River Bancshares, Inc. 1,832 95
Regional Management Corp.(Ð) 389 12
Reinsurance Group of America, Inc. Class A 1,891 372
Renasant Corp. 14,199 482
RLI Corp.(Ð) 3,400 273
RMR Group, Inc. (The) Class A 542 9
Ryman Hospitality Properties, Inc.(ö) 1,484 136
Safety Insurance Group, Inc. 963 76
Seacoast Banking Corp. of Florida 19,050 490
Selective Insurance Group, Inc.(Ð) 1,602 147
ServisFirst Bancshares, Inc. 3,379 279
Simmons First National Corp. Class A 4,420 91
Skyward Specialty Insurance Group, Inc.
(Æ)(Ð) 3,302 175
SL Green Realty Corp.(ö) 3,811 220
SLM Corp. 5,516 162
SmartFinancial, Inc. 10,844 337
South Plains Financial, Inc. 9,447 313
SouthState Corp. 1,343 125
Stewart Information Services Corp. 1,439 103
Stock Yards Bancorp, Inc. 5,079 351
Sunstone Hotel Investors, Inc.(ö) 6,317 59
Terreno Realty Corp.(ö) 2,723 172
Texas Capital Bancshares, Inc.(Æ) 1,545 115
Third Coast Bancshares, Inc.(Æ)(Ð) 473 16
Tiptree, Inc. Class A 6,223 150
Towne Bank 12,245 419
TriCo Bancshares 7,635 305
Triumph Financial, Inc.(Æ) 10,408 602
Trupanion, Inc.(Æ) 1,374 51
UL Solutions, Inc. Class A 3,147 177
UMB Financial Corp. 1,358 137
UMH Properties, Inc.(ö) 33,036 618
United Bankshares, Inc. 3,311 115
United Community Banks, Inc. 4,494 126
Universal Insurance Holdings, Inc. 1,263 30
Unum Group(Û) 3,190 260
Valley National Bancorp 14,779 131
Vestis Corp. 5,323 53
Walker & Dunlop, Inc. 1,957 167
Webster Financial Corp. 5,832 301
WesBanco, Inc. 11,344 351
Westamerica BanCorp 4,542 230
Westwood Holdings Group, Inc. 21,008 340
William Penn Bancorp 30,600 334
Wintrust Financial Corp. 1,122 126
Xenia Hotels & Resorts, Inc.(ö) 5,424 64
44,863
Health Care - 17.6%
10X Genomics, Inc. Class A(Æ) 7,600 66
Acadia Pharmaceuticals, Inc.(Æ)(Ð) 7,745 129
AdaptHealth Corp.(Æ) 18,704 203
Adaptive Biotechnologies Corp.(Æ) 12,706 94
ADMA Biologics, Inc.(Æ) 90,245 1,790
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Akebia Therapeutics, Inc.(Æ)(Ð) 7,634 15
Akero Therapeutics, Inc.(Æ) 7,919 321
Aldeyra Therapeutics, Inc.(Æ)(Ð) 2,424 14
Alector, Inc.(Æ)(Ð) 4,167 5
Align Technology, Inc.(Æ) 147 23
Alignment Healthcare, Inc.(Æ) 3,111 58
AngioDynamics, Inc.(Æ) 2,000 19
ANI Pharmaceuticals, Inc.(Æ) 18,856 1,262
Astrana Health, Inc.(Æ)(Ð) 1,790 56
Arcellx, Inc.(Æ) 6,364 417
Arcturus Therapeutics, Inc.(Æ) 1,271 13
Arcus Biosciences, Inc.(Æ) 3,684 29
Artivion, Inc.(Æ) 3,333 82
Arvinas, Inc.(Æ)(Ð) 970 7
Ascendis Pharma A/S - ADR(Æ) 1,217 190
AtriCure, Inc.(Æ) 6,449 208
Aurinia Pharmaceuticals, Inc.(Æ)(Ð) 6,349 51
Axogen, Inc.(Æ)(Ð) 7,503 139
Beam Therapeutics, Inc.(Æ)(Ð) 2,380 46
Biohaven, Ltd.(Æ) 2,892 70
BioLife Solutions, Inc.(Æ) 27,983 639
Blueprint Medicines Corp.(Æ)(Û) 7,526 666
BridgeBio Pharma, Inc.(Æ) 12,360 427
Butterfly Network, Inc.(Æ) 33,270 76
CareDx, Inc.(Æ)(Ð) 33,775 599
Caribou Biosciences, Inc.(Æ) 1,759 2
Catalyst Pharmaceuticals, Inc.(Æ) 5,498 133
Centessa Pharmaceuticals PLC - ADR(Æ) 11,196 161
Chemed Corp. 658 405
CinCor Pharma, Inc.(Æ)(Š) 3,630 11
Concentra Group Holdings Parent, Inc. 3,628 79
CONMED Corp. 3,191 193
Contra Inhibrx, Inc.(Æ)(Š) 5,417 4
Corcept Therapeutics, Inc.(Æ)(Ð) 7,019 802
CorVel Corp.(Æ) 956 107
Crinetics Pharmaceuticals, Inc.(Æ) 7,785 261
CVRx, Inc.(Æ) 3,835 47
Cytek Biosciences, Inc.(Æ) 3,340 13
CytomX Therapeutics, Inc.(Æ) 2,449 2
Embecta Corp. 15,053 192
Enanta Pharmaceuticals, Inc.(Æ) 934 5
Enliven Therapeutics, Inc.(Æ) 5,327 105
Enovis Corp. Class W(Æ) 8,497 325
Ensign Group, Inc. (The) 1,002 130
Entrada Therapeutics, Inc.(Æ)(Ð) 979 9
Exelixis, Inc.(Æ)(Û) 11,011 407
Fate Therapeutics, Inc.(Æ) 3,142 2
Fulgent Genetics, Inc.(Æ)(Ð) 1,280 22
GeneDx Holdings Corp.(Æ) 3,837 340
Glaukos Corp.(Æ) 2,656 261
GoodRx Holdings, Inc. Class A(Æ) 5,916 26
GRAIL, Inc.(Æ) 1,273 33
Guardant Health, Inc.(Æ) 6,166 263
Guardian Pharmacy Services, Inc. Class
A(Æ) 1,825 39
Haemonetics Corp.(Æ) 1,122 71
HealthEquity, Inc.(Æ) 6,830 604
Illumina, Inc.(Æ)(Ð) 540 43
Incyte Corp.(Æ)(Û) 500 30
InfuSystem Holdings, Inc.(Æ) 53,430 287

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Inmode, Ltd.(Æ) 9,787 174
Innoviva, Inc.(Æ) 21,669 393
Inogen, Inc.(Æ)(Ð) 920 7
Insmed, Inc.(Æ) 13,404 1,023
Inspire Medical Systems, Inc.(Æ)(Ð) 798 127
Insulet Corp.(Æ) 637 167
Integer Holdings Corp.(Æ) 637 75
Integra LifeSciences Holdings Corp.(Æ) 5,086 112
iRadimed Corp. 16,019 841
iRhythm Technologies, Inc.(Æ) 1,905 199
Ironwood Pharmaceuticals, Inc. Class A(Æ) 8,473 12
iTeos Therapeutics, Inc.(Æ) 2,167 13
Janux Therapeutics, Inc.(Æ) 7,961 215
Joint Corp. (The)(Æ) 10,902 136
Kodiak Sciences, Inc.(Æ)(Ð) 2,000 6
Krystal Biotech, Inc.(Æ) 2,107 380
Kura Oncology, Inc.(Æ) 6,193 41
Kymera Therapeutics, Inc.(Æ) 3,582 98
Lantheus Holdings, Inc.(Æ) 1,390 136
LeMaitre Vascular, Inc. 16,360 1,373
LifeStance Health Group, Inc.(Æ) 7,197 48
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 9,528 1,002
Madrigal Pharmaceuticals, Inc.(Æ) 1,508 499
MannKind Corp.(Æ) 11,389 57
Maravai LifeSciences Holdings, Inc. Class
A(Æ)(Ð) 4,200 9
Masimo Corp.(Æ) 1,056 176
Medpace Holdings, Inc.(Æ) 761 232
Merit Medical Systems, Inc.(Æ) 3,214 340
MiMedx Group, Inc.(Æ) 1,900 14
Mirum Pharmaceuticals, Inc.(Æ) 7,559 341
Myomo, Inc.(Æ) 4,460 21
Natera, Inc.(Æ) 2,648 374
National HealthCare Corp. 1,340 124
Nektar Therapeutics(Æ) 4,829 3
Neurocrine Biosciences, Inc.(Æ)(Û) 1,176 130
NeuroPace, Inc.(Æ) 2,367 29
Nurix Therapeutics, Inc.(Æ) 6,748 80
Nuvalent, Inc. Class A(Æ) 5,393 382
Omnicell, Inc.(Æ) 4,935 173
Option Care Health, Inc.(Æ) 3,852 135
OraSure Technologies, Inc.(Æ)(Ð) 2,314 8
Organon & Co. 24,093 359
Orthofix Medical, Inc.(Æ) 18,193 297
Pacira BioSciences, Inc.(Æ) 3,148 78
PACS Group, Inc.(Æ) 2,913 33
Patterson Cos., Inc. 4,778 149
Pediatrix Medical Group, Inc.(Æ) 12,269 178
Pennant Group, Inc. (The)(Æ) 13,480 339
Penumbra, Inc.(Æ) 612 164
Perrigo Co. PLC 24,084 675
Personalis, Inc.(Æ) 1,734 6
Phathom Pharmaceuticals, Inc.(Æ)(Ð) 3,737 23
Phibro Animal Health Corp. Class A 14,433 308
Phreesia, Inc.(Æ) 9,098 233
Prestige Brands Holdings, Inc.(Æ) 1,707 147
PROCEPT BioRobotics Corp.(Æ) 2,620 153
Quipt Home Medical Corp.(Æ) 96,654 225
Radius Health, Inc.(Æ)(Š) 16,200 —
RadNet, Inc.(Æ) 2,354 117
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Repligen Corp.(Æ) 2,799 356
Repro-Med Systems, Inc.(Æ) 12,166 31
Revolution Medicines, Inc.(Æ) 14,340 507
Rhythm Pharmaceuticals, Inc.(Æ) 6,109 324
Rigel Pharmaceuticals, Inc.(Æ) 695 12
Sage Therapeutics, Inc.(Æ) 5,727 46
Sangamo Therapeutics, Inc.(Æ) 657 —
Scholar Rock Holding Corp.(Æ) 8,688 279
Select Medical Holdings Corp. 10,863 181
SI-BONE, Inc.(Æ) 6,287 88
SpringWorks Therapeutics, Inc.(Æ) 6,644 293
Stevanato Group SpA 6,686 137
Stoke Therapeutics, Inc.(Æ)(Ð) 1,100 7
Summit Therapeutics, Inc.(Æ) 9,538 184
Supernus Pharmaceuticals, Inc.(Æ) 4,697 154
Tandem Diabetes Care, Inc.(Æ)(Ð) 9,300 178
Tarsus Pharmaceuticals, Inc.(Æ) 7,298 375
Teleflex, Inc. 1,855 256
Tenet Healthcare Corp.(Æ) 678 91
Terns Pharmaceuticals, Inc.(Æ) 1,671 5
TG Therapeutics, Inc.(Æ) 7,314 288
Theravance Biopharma, Inc.(Æ) 106 1
Travere Therapeutics, Inc.(Æ) 10,457 187
Twist Bioscience Corp.(Æ) 5,080 199
Tyra Biosciences, Inc.(Æ) 1,416 13
UFP Technologies, Inc.(Æ) 2,477 500
uniQure NV(Æ) 15,083 160
Varex Imaging Corp.(Æ) 11,792 137
Vaxcyte, Inc.(Æ) 8,473 320
Vera Therapeutics, Inc.(Æ) 7,535 181
Veracyte, Inc.(Æ) 2,797 83
Verona Pharma PLC - ADR(Æ) 4,117 261
Verve Therapeutics, Inc.(Æ) 1,858 8
Viemed Healthcare, Inc.(Æ) 19,325 141
Vir Biotechnology, Inc.(Æ) 4,195 27
Viridian Therapeutics, Inc.(Æ) 8,457 114
Waystar Holding Corp.(Æ) 1,868 70
Xencor, Inc.(Æ) 2,772 29
Xenon Pharmaceuticals, Inc.(Æ) 2,965 99
Xeris Biopharma Holdings, Inc.(Æ) 6,900 38
Zentalis Pharmaceuticals, Inc.(Æ) 6,232 10
Zimvie, Inc.(Æ) 7,562 82
32,769
Materials and Processing - 7.9%
AAON, Inc. 4,207 329
Acuity Brands, Inc.(Ð) 1,108 292
AdvanSix, Inc. 22,106 501
Alcoa Corp. 3,931 120
Algoma Steel Group, Inc. 28,988 157
American Vanguard Corp. 1,498 7
Ardagh Metal Packaging SA 8,991 27
Ashland, Inc. 7,257 430
Avient Corp. 7,832 291
AZEK Co., Inc. (The)(Æ) 5,960 291
Balchem Corp. 523 87
Belden, Inc. 1,761 176
Boise Cascade Co. 1,963 193
BrightView Holdings, Inc.(Æ) 13,266 170
Cabot Corp. 1,243 103

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Capstone Copper Corp.(Æ) 27,101 140
Carpenter Technology Corp. 709 128
Century Aluminum Co.(Æ) 5,490 102
Codexis, Inc.(Æ) 4,459 12
Coeur Mining, Inc.(Æ) 14,066 83
Commercial Metals Co. 5,414 249
Constellium SE(Æ) 23,801 240
Crown Holdings, Inc.(Û) 3,823 341
ERO Copper Corp.(Æ) 11,333 137
Fabrinet(Æ) 791 156
Ferroglobe PLC 175,478 651
FMC Corp.(Ð) 4,352 184
Global Industrial Co. 676 15
Greif, Inc. Class A 5,619 309
H.B. Fuller Co. 1,284 72
Healthcare Services Group, Inc.(Æ) 1,150 12
Hecla Mining Co. 16,587 92
Hudson Technologies, Inc.(Æ) 11,366 70
Huntsman Corp. 35,699 564
Installed Building Products, Inc. 546 94
Insteel Industries, Inc. 4,554 120
JELD-WEN Holding, Inc.(Æ)(Ð) 3,734 22
Karat Packaging, Inc. 11,040 293
Knife River Corp.(Æ) 2,430 219
Koppers Holdings, Inc. 6,697 187
Kronos Worldwide, Inc. 23,476 176
Lennox International, Inc. 599 336
Lithium Argentina AG(Æ) 40,498 87
Louisiana-Pacific Corp. 3,259 300
Masterbrand, Inc.(Æ) 9,232 121
Mativ Holdings, Inc. 22,144 138
Minerals Technologies, Inc. 1,973 125
MRC Global, Inc.(Æ) 11,753 135
Myers Industries, Inc. 26,335 314
Northwest Pipe Co.(Æ) 9,802 405
O-I Glass, Inc.(Æ) 7,159 82
Olympic Steel, Inc. 3,199 101
Origin Materials, Inc.(Æ) 1,343 1
Orion SA(Ð) 2,912 38
Perimeter Solutions, Inc.(Æ)(Ð) 7,236 73
Quaker Chemical Corp. 3,230 399
Ranpak Holdings Corp.(Æ) 30,438 165
Rayonier Advanced Materials, Inc.(Æ) 28,693 165
Reliance Steel & Aluminum Co.(Û) 1,153 333
Resolute Forest Products, Inc.(Æ)(Š) 7,348 10
Rogers Corp.(Æ) 621 42
Rush Enterprises, Inc. Class A 2,479 132
ScanSource, Inc.(Æ) 408 14
Schnitzer Steel Industries, Inc. Class A 4,737 137
Silgan Holdings, Inc. 3,233 165
Simpson Manufacturing Co., Inc. 1,540 242
Sonoco Products Co. 5,960 282
SPX Technologies, Inc.(Æ) 1,242 160
SSR Mining, Inc.(Æ) 1,900 19
Stepan Co. 12,480 687
Sylvamo Corp. 1,461 98
Taseko Mines, Ltd.(Æ) 114,112 256
ThyssenKrupp AG 7,382 75
Timken Co. (The) 1,082 78
TimkenSteel Corp.(Æ) 21,346 285
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Trex Co., Inc.(Æ)(Ð) 3,555 207
Tronox Holdings PLC Class A 14,119 99
UFP Industries, Inc. 1,547 166
Unifi, Inc.(Æ) 188 1
United States Lime & Minerals, Inc. 930 82
Worthington Industries, Inc. 2,102 105
Worthington Steel, Inc. 6,738 171
14,673
Producer Durables - 15.5%
ABM Industries, Inc. 5,829 276
ADT, Inc. 22,219 181
AGCO Corp. 1,287 119
Alight, Inc. Class A 13,739 81
Allegiant Travel Co. Class A(Æ) 1,054 54
Allied Motion Technologies, Inc. 4,503 99
Allison Transmission Holdings, Inc. Class A 843 81
AMN Healthcare Services, Inc.(Æ) 6,790 166
Applied Industrial Technologies, Inc. 585 132
ArcBest Corp.(Ð) 2,883 203
Arcosa, Inc. 1,709 132
Ardmore Shipping Corp. 37,401 366
Argan, Inc. 1,108 145
ASGN, Inc.(Æ) 1,241 78
Astec Industries, Inc. 11,211 386
Aurora Innovation, Inc.(Æ) 6,807 46
Babcock & Wilcox Enterprises(Æ) 173,141 116
Barrett Business Services, Inc. 1,688 69
Bloom Energy Corp. Class A(Æ) 1,692 33
Blue Bird Corp.(Æ) 3,066 99
Bowman Consulting Group, Ltd.(Æ) 9,966 218
Brink's Co. (The) 1,352 117
Casella Waste Systems, Inc. Class A(Æ) 4,722 527
CECO Environmental Corp.(Æ) 11,568 264
Chart Industries, Inc.(Æ) 531 77
Clean Energy Fuels Corp.(Æ) 11,322 18
Comfort Systems USA, Inc. 141 45
Construction Partners, Inc. Class A(Æ) 633 46
CoreCivic, Inc.(Æ) 10,653 216
Covenant Logistics Group, Inc. Class A 11,780 262
Cross Country Healthcare, Inc.(Æ) 6,484 97
CryoPort, Inc.(Æ) 1,300 8
Custom Truck One Source, Inc.(Æ) 54,786 231
Deluxe Corp. 33,985 537
DHT Holdings, Inc. 13,917 146
Dycom Industries, Inc.(Æ) 703 107
Eastman Kodak Co.(Æ) 28,160 178
Embraer SA - ADR(Æ) 1,878 87
EnerSys 7,849 719
Ennis, Inc. 4,850 97
Enviri Corp.(Æ)(Ð) 1,070 7
EVERTEC, Inc. 2,283 84
ExlService Holdings, Inc.(Æ) 106 5
Exponent, Inc. 1,251 101
Federal Signal Corp. 5,892 433
Flowserve Corp. 5,638 275
Fluor Corp.(Æ) 12,613 452
Franklin Covey Co.(Æ) 616 17
Franklin Electric Co., Inc. 1,128 106
Frontier Group Holdings, Inc.(Æ) 14,546 63

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FTI Consulting, Inc.(Æ) 1,584 260
GEO Group, Inc. (The)(Æ) 7,046 206
Graco, Inc.(Û) 3,460 289
Green Dot Corp. Class A(Æ) 3,980 34
GXO Logistics, Inc.(Æ) 4,299 168
Heartland Express, Inc.(Ð) 2,399 22
Heidrick & Struggles International, Inc. 1,333 57
Herc Holdings, Inc. Class W(Ð) 1,223 164
Hillman Solutions Corp.(Æ) 12,572 111
HNI Corp. 2,368 105
Holley, Inc.(Æ) 56,761 146
Hub Group, Inc. Class A 3,002 112
Huntington Ingalls Industries, Inc. 1,869 381
Hyster-Yale Materials Handling, Inc. 553 23
I3 Verticals, Inc. Class A(Æ) 43,514 1,074
Insperity, Inc. 1,841 164
Integrated Electrical Services, Inc.(Æ) 519 86
International Seaways, Inc. 2,111 70
Kelly Services, Inc. Class A 2,813 37
Kennametal, Inc. 4,037 86
Kforce, Inc. 739 36
Knight-Swift Transportation Holdings, Inc. 3,193 139
Korn Ferry 2,002 136
Lamb Weston Holdings, Inc. 3,618 193
Landstar System, Inc.(Ð) 1,416 213
Latham Group, Inc.(Æ) 9,369 60
Limbach Holdings, Inc.(Æ) 7,327 546
Lindsay Corp. 2,267 287
Lovesac Co. (The)(Æ) 1,020 19
Mama's Creations, Inc.(Æ) 20,112 131
Manitowoc Co., Inc. (The)(Æ) 14,161 122
ManpowerGroup, Inc. 3,140 182
MARA Holdings, Inc.(Æ) 6,123 70
Marten Transport, Ltd. 42,145 578
MasTec, Inc.(Æ) 1,606 187
Matson, Inc. 1,039 133
Maximus, Inc. 980 67
Mayville Engineering Co., Inc.(Æ)(Ð) 817 11
Mercury Systems, Inc.(Æ) 1,094 47
Mesa Laboratories, Inc. 8,978 1,065
MillerKnoll, Inc. 38,197 731
Mitek Systems, Inc.(Æ) 41,736 344
MSA Safety, Inc. 1,002 147
MSC Industrial Direct Co., Inc. Class A 3,747 291
Mueller Industries, Inc. 871 66
MYR Group, Inc.(Æ) 2,546 288
National CineMedia, Inc.(Æ) 42,192 246
Orion Group Holdings, Inc.(Æ)(Ð) 48,029 251
Paylocity Holding Corp.(Æ) 2,366 443
Payoneer Global, Inc.(Æ) 14,284 104
Paysafe, Ltd.(Æ) 1,773 28
Phinia, Inc. 1,503 64
Pitney Bowes, Inc. 22,895 207
Powell Industries, Inc.(Ð) 486 83
Primoris Services Corp. 1,972 113
Priority Technology Holdings, Inc.(Æ)(Ð) 1,090 7
Proficient Auto Logistics, Inc.(Æ) 51,376 430
PROG Holdings, Inc. 6,015 160
Proto Labs, Inc.(Æ) 2,315 81
Radiant Logistics, Inc.(Æ) 31,601 194
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Repay Holdings Corp.(Æ) 77,603 432
Resources Connection, Inc. 96,791 633
Riot Blockchain, Inc.(Æ) 16,003 114
Robert Half, Inc. 11,051 603
Ryder System, Inc. 1,669 240
Ryerson Holding Corp. 7,003 161
Saia, Inc.(Æ) 1,391 486
Schneider National, Inc. Class B 11,730 268
Scorpio Tankers, Inc. 6,857 258
Scotts Miracle-Gro Co. (The) Class A 1,920 105
Sezzle, Inc.(Æ) 972 34
SHYFT Group, Inc. (The) 2,702 22
Skyline Champion Corp.(Æ) 5,396 511
SkyWest, Inc.(Æ) 2,231 195
Sleep Number Corp.(Æ) 1,979 13
Star Bulk Carriers Corp. 12,499 195
Steelcase, Inc. Class A 3,637 40
Sterling Infrastructure, Inc.(Æ) 1,478 167
StoneCo, Ltd. Class A(Æ) 13,796 145
Stoneridge, Inc.(Æ) 40,157 184
Sun Country Airlines Holdings, Inc.(Æ) 17,474 215
Teekay Tankers, Ltd. Class A(Ð) 9,040 346
Tennant Co. 4,815 384
Terex Corp. 2,028 77
Tetra Tech, Inc.(Û) 8,661 253
Thermon Group Holdings, Inc.(Æ) 3,809 106
Tidewater, Inc.(Æ) 2,790 118
Titan Machinery, Inc.(Æ) 3,626 62
TopBuild Corp.(Æ) 409 125
TriNet Group, Inc. 1,483 118
TrueBlue, Inc.(Æ)(Ð) 12,488 66
Tutor Perini Corp.(Æ) 12,615 292
UniFirst Corp. 566 99
V2X, Inc.(Æ) 2,253 111
Watts Water Technologies, Inc. Class A 283 58
Werner Enterprises, Inc. 17,539 514
WESCO International, Inc. 1,509 234
WillScot Mobile Mini Holdings Corp. 10,162 283
Xerox Holdings Corp.(Ð) 10,749 52
ZipRecruiter, Inc. Class A(Æ) 6,360 37
28,853
Technology - 12.3%
8x8, Inc.(Æ) 82,635 165
ACI Worldwide, Inc.(Æ) 3,825 209
ACM Research, Inc. Class A(Æ) 11,782 275
ADTRAN Holdings, Inc.(Æ)(Ð) 3,642 32
Akamai Technologies, Inc.(Æ) 1,280 34
Alpha & Omega Semiconductor, Ltd.(Æ) 9,641 240
Ambarella, Inc.(Æ) 4,883 246
Amkor Technology, Inc.(Û) 7,805 141
Appfolio, Inc. Class A(Æ)(Ð) 2,377 523
Appian Corp. Class A(Æ) 7,418 214
Asana, Inc. Class A(Æ)(Ð) 4,198 61
AvePoint, Inc.(Æ) 13,828 200
Aviat Networks, Inc.(Æ) 1,272 24
AvidXchange Holdings, Inc.(Æ) 10,364 88
Axcelis Technologies, Inc.(Æ) 1,094 54
Bandwidth, Inc. Class A(Æ) 1,337 18
Benchmark Electronics, Inc. 4,895 186

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BigCommerce Holdings, Inc.(Æ)(Ð) 5,333 31
BlackBerry, Ltd.(Æ) 8,077 30
Blend Labs, Inc. Class A(Æ) 59,957 201
Box, Inc. Class A(Æ) 7,864 243
C3.Ai, Inc. Class A(Æ) 7,663 161
Calix, Inc.(Æ) 6,033 214
Cargurus, Inc.(Æ) 6,632 193
Cars.com, Inc.(Æ) 13,774 155
Cellebrite Di, Ltd.(Æ) 2,628 51
Ciena Corp.(Æ) 591 36
Cirrus Logic, Inc.(Æ) 2,495 249
CommScope Holding Co., Inc.(Æ)(Ð) 6,810 36
CommVault Systems, Inc.(Æ) 1,350 213
Concentrix Corp. 3,321 185
Conduent, Inc.(Æ) 7,897 21
Consensus Cloud Solutions, Inc. Class
W(Æ) 4,621 107
Couchbase, Inc.(Æ) 2,912 46
Crane NXT Co. 3,067 158
Credo Technology Group Holding, Ltd.(Æ) 2,110 85
CSG Systems International, Inc. 1,810 109
CyberArk Software, Ltd.(Æ) 454 153
Daktronics, Inc.(Æ) 11,499 140
Digital Turbine, Inc.(Æ) 81,791 222
DigitalOcean Holdings, Inc.(Æ)(Ð) 3,139 105
Diodes, Inc.(Æ) 3,195 138
Domo, Inc. Class B(Æ)(Ð) 3,418 27
DoubleVerify Holdings, Inc.(Æ) 6,585 88
Dropbox, Inc. Class A(Æ)(Ð) 7,046 188
DXC Technology Co.(Æ) 9,503 162
E2open Parent Holdings, Inc.(Æ)(Ð) 1,108 2
Elastic NV(Æ) 576 51
EPAM Systems, Inc.(Æ) 97 16
ePlus, Inc.(Æ) 1,861 114
Eventbrite, Inc. Class A(Æ) 3,374 7
EverQuote, Inc. Class A(Æ) 2,093 55
Extreme Networks, Inc.(Æ) 4,606 61
Fastly, Inc. Class A(Æ) 20,680 131
Five9, Inc.(Æ) 2,336 63
FormFactor, Inc.(Æ) 2,898 82
Graham Corp.(Æ) 1,723 50
Guidewire Software, Inc.(Æ) 3,831 718
IBEX Holdings, Ltd.(Æ) 619 15
IDT Corp. Class B 2,546 131
Immersion Corp. 11,646 88
Insight Enterprises, Inc.(Æ) 590 89
Integral Ad Science Holding LLC(Æ) 5,519 44
IonQ, Inc.(Æ) 965 21
Ituran Location and Control, Ltd. 2,469 89
Jabil Circuit, Inc.(Û) 2,752 374
Kaltura, Inc.(Æ) 183,960 346
KBR, Inc. 6,563 327
Kulicke & Soffa Industries, Inc. 2,343 77
Kyndryl Holdings, Inc.(Æ)(Ð) 7,538 237
Life360, Inc.(Æ) 545 21
Logility Supply Chain Solutions, Inc. Class
A 39,825 568
Lumentum Holdings, Inc. Class E(Æ) 1,508 94
Lyft, Inc. Class A(Æ) 18,201 216
Manhattan Associates, Inc.(Æ) 1,835 318
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Maplebear, Inc.(Æ)(Ð)(Û) 8,062 322
Marqeta, Inc. Class A(Æ) 12,400 51
Match Group, Inc.(Û) 9,994 312
MaxLinear, Inc. Class A(Æ)(Ð) 3,773 41
MediaAlpha, Inc. Class A(Æ) 2,725 25
MeridianLink, Inc.(Æ) 1,259 23
Monday.com, Ltd.(Æ) 571 139
NAPCO Security Technologies, Inc. 9,880 227
nCino, Inc.(Æ) 17,053 468
NCR Atleos Corp.(Æ)(Ð) 1,657 44
NCR Voyix Corp.(Æ) 12,226 119
NETGEAR, Inc.(Æ) 2,452 60
Nextdoor Holdings, Inc.(Æ) 3,008 5
nLight, Inc.(Æ)(Ð) 1,200 9
Novanta, Inc.(Æ) 893 114
Nutanix, Inc. Class A(Æ) 6,148 429
NVE Corp. 7,659 488
Oddity Tech, Ltd. Class A(Æ) 1,518 66
Okta, Inc.(Æ) 828 87
Olo, Inc. Class A(Æ) 27,543 166
ON24, Inc.(Æ) 945 5
Onestream, Inc.(Æ) 3,817 81
Ooma, Inc.(Æ) 15,288 200
Opendoor Technologies, Inc.(Æ)(Ð) 4,515 5
PAR Technology Corp.(Æ) 2,150 132
PC Connection, Inc. 462 29
PDF Solutions, Inc.(Æ) 28,275 540
Pegasystems, Inc.(Ð) 11,027 767
Photronics, Inc.(Æ) 5,721 119
Playtika Holding Corp. 4,487 23
Porch Group, Inc.(Æ) 45,340 331
Power Integrations, Inc. 1,732 87
Powerfleet, Inc.(Æ) 31,221 171
Pros Holdings, Inc.(Æ) 4,353 83
PubMatic, Inc. Class A(Æ) 2,780 25
Pure Storage, Inc. Class A(Æ)(Ð) 1,540 68
Qualys, Inc.(Æ) 995 125
Rackspace Technology, Inc.(Æ)(Ð) 82,979 140
RADCOM, Ltd.(Æ) 8,805 101
Rambus, Inc.(Æ) 2,964 153
Rapid7, Inc.(Æ) 1,380 37
Red Violet, Inc. 4,862 183
Ribbon Communications, Inc.(Æ) 3,098 12
RingCentral, Inc. Class A(Æ)(Ð) 3,943 98
Roku, Inc.(Æ)(Û) 3,626 255
SailPoint, Inc.(Æ) 2,707 51
Sanmina Corp.(Æ) 2,005 153
SEMrush Holdings, Inc. Class A(Æ) 910 9
Semtech Corp.(Æ) 1,086 37
SentinelOne, Inc. Class A(Æ)(Ð) 8,254 150
Silicon Laboratories, Inc.(Æ)(Ð) 2,643 298
Silicon Motion Technology Corp. - ADR 5,496 278
SimilarWeb, Ltd.(Æ) 10,784 89
Simulations Plus, Inc. 21,211 520
SiTime Corp.(Æ) 268 41
Sonos, Inc.(Æ) 11,508 123
SPS Commerce, Inc.(Æ) 900 119
Synaptics, Inc.(Æ) 1,128 72
TaskUS, Inc. Class A(Æ) 660 9
Telos Corp.(Æ) 1,930 5

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tenable Holdings, Inc.(Æ) 4,021 141
Teradata Corp.(Æ) 8,848 199
Tower Semiconductor, Ltd.(Æ) 5,087 181
TrueCar, Inc.(Æ)(Ð) 71,195 112
TTM Technologies, Inc.(Æ) 6,632 136
Ubiquiti, Inc.(Û) 175 54
UiPath, Inc. Class A(Æ) 23,199 239
Unisys Corp.(Æ) 3,808 17
Upland Software, Inc.(Æ) 703 2
Varonis Systems, Inc.(Æ) 2,197 89
Verint Systems, Inc.(Æ) 7,278 130
Vimeo, Inc.(Æ) 78,665 414
Vishay Intertechnology, Inc. 25,596 407
Vivid Seats, Inc. Class A(Æ) 66,954 198
VTEX Class A(Æ) 18,957 96
Weave Communications, Inc.(Æ) 2,795 31
Wix.com, Ltd.(Æ) 235 38
Workiva, Inc.(Æ) 4,893 371
Xperi, Inc.(Æ) 2,511 19
Yelp, Inc. Class A(Æ) 2,261 84
Yext, Inc.(Æ)(Ð) 5,121 32
Zeta Global Holdings Corp. Class A(Æ) 13,466 183
22,954
Utilities - 3.7%
Allete, Inc. 1,046 69
Artesian Resources Corp. Class A 10,344 338
Avista Corp. 2,406 101
BKV Corp.(Æ) 7,867 165
Black Hills Corp. 1,202 73
California Resources Corp. 2,146 94
CNX Resources Corp.(Æ) 4,366 137
Comstock Resources, Inc.(Æ)(Ð) 4,584 93
Evolution Petroleum Corp. 75,605 392
Excelerate Energy, Inc. Class A 42,104 1,208
Golar LNG, Ltd. 4,075 155
Gulfport Energy Corp.(Æ) 1,554 286
IDACORP, Inc. 3,028 352
Infinity Natural Resources, Inc. Class A(Æ) 9,063 170
Lumen Technologies, Inc.(Æ) 21,613 85
Magnolia Oil & Gas Corp. Class A 14,630 370
Middlesex Water Co. 2,791 179
New Jersey Resources Corp. 2,126 104
NorthWestern Corp. 4,238 245
ONE Gas, Inc. 1,467 111
Permian Resources Corp. 29,903 414
Portland General Electric Co. 8,267 369
RGC Resources, Inc. 6,714 140
SandRidge Energy, Inc. 9,646 110
Saturn Oil & Gas, Inc.(Æ) 77,104 105
Southwest Gas Holdings, Inc. 1,351 97
Spire, Inc. 4,990 390
Talen Energy Corp.(Æ) 253 50
Talos Energy, Inc.(Æ) 12,343 120
Unitil Corp. 3,953 228
Vital Energy, Inc.(Æ) 3,394 72
York Water Co. (The) 5,476 190
7,012
Total Common Stocks
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(cost $180,315) 184,515
Short-Term Investments - 4.1%
U.S. Cash Management Fund(@) 7,550,384 (∞) 7,548
Total Short-Term Investments
(cost $7,549) 7,548
Total Investments - 103.1%
(identified cost $187,864) 192,063
Securities Sold Short - (3.6)%
Consumer Discretionary - (0.4)%
Altice USA, Inc. Class A(Æ) (5,572) (15)
Asbury Automotive Group, Inc.(Æ) (283) (62)
Clear Channel Outdoor Holdings, Inc.(Æ) (8,517) (9)
Dream Finders Homes, Inc. Class A(Æ) (600) (13)
Dutch Bros, Inc. Class A(Æ) (2,233) (138)
GrowGeneration Corp.(Æ) (1,000) (1)
Hilton Grand Vacations, Inc.(Æ) (900) (34)
Jack in the Box, Inc. (869) (24)
Joby Aviation, Inc.(Æ) (17,375) (105)
LGI Homes, Inc.(Æ) (544) (36)
Lithia Motors, Inc. Class A (297) (87)
OptimizeRx Corp.(Æ) (903) (8)
Portillo's, Inc. Class A(Æ) (764) (9)
Tapestry, Inc. (1,581) (111)
Topgolf Callaway Brands Corp.(Æ) (14,971) (99)
VF Corp. (459) (7)
(758)
Consumer Staples - (0.0)%
Alico, Inc. (456) (13)
Cadiz, Inc.(Æ) (1,613) (5)
Krispy Kreme, Inc. (3,185) (16)
MGP Ingredients, Inc. (748) (22)
Olaplex Holdings, Inc.(Æ) (7,566) (9)
Quanex Building Products Corp. (36) (1)
Westrock Coffee Co.(Æ) (1,975) (14)
(80)
Energy - (0.2)%
Aemetis, Inc.(Æ) (1,290) (2)
ASP Isotopes, Inc.(Æ) (1,982) (9)
Centrus Energy Corp. Class A(Æ) (317) (20)
Cleanspark, Inc.(Æ) (308) (2)
Enphase Energy, Inc.(Æ) (52) (3)
Ring Energy, Inc.(Æ) (1,969) (2)
Shoals Technologies Group, Inc. Class A(Æ) (15,510) (51)
Sitio Royalties Corp. Class A (2,189) (44)
Solaris Oilfield Infrastructure, Inc. Class A (727) (16)
Sunnova Energy International, Inc.(Æ) (11,638) (4)
T1 Energy, Inc.(Æ) (7,537) (10)
TPI Composites, Inc.(Æ) (1,894) (2)
Uranium Energy Corp.(Æ) (22,378) (107)
Warrior Met Coal, Inc. (1,325) (63)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(335)
Financial Services - (0.4)%
AGNC Investment Corp.(ö) (1,273) (12)
AirSculpt Technologies, Inc.(Æ) (722) (2)
Applied Digital Corp.(Æ) (2,109) (12)
BGC Group, Inc. Class A (6,642) (61)
Burke & Herbert Financial Services Corp. (246) (14)
California BanCorp(Æ) (302) (4)
Cipher Mining, Inc.(Æ) (3,560) (8)
City Holding Co. (155) (18)
Distribution Solutions Group, Inc.(Æ) (689) (19)
Dynex Capital, Inc.(ö) (602) (8)
Glacier Bancorp, Inc. (896) (40)
Global Net Lease, Inc.(ö) (8,447) (68)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (3,183) (93)
MBIA, Inc.(Æ) (2,541) (13)
Old National Bancorp (3,144) (67)
Ready Capital Corp.(ö) (5,136) (26)
ServisFirst Bancshares, Inc. (1,126) (93)
Shift4 Payments, Inc. Class A(Æ) (1,350) (110)
Sky Harbour Group Corp.(Æ) (406) (5)
UWM Holdings Corp. (4,703) (26)
Virtu Financial, Inc. Class A (1,581) (60)
WisdomTree Investments, Inc. (3,442) (31)
(790)
Health Care - (0.8)%
4D Molecular Therapeutics, Inc.(Æ) (1,129) (4)
Acadia Healthcare Co., Inc.(Æ) (2,135) (65)
Apogee Therapeutics, Inc.(Æ) (1,740) (65)
ArriVent Biopharma, Inc.(Æ) (440) (8)
Astria Therapeutics, Inc.(Æ) (891) (5)
aTyr Pharma, Inc.(Æ) (1,551) (5)
Avidity Biosciences, Inc.(Æ) (2,437) (72)
Axsome Therapeutics, Inc.(Æ) (848) (99)
Black Diamond Therapeutics, Inc.(Æ) (1,700) (3)
Celcuity, Inc.(Æ) (699) (7)
CG Oncology, Inc.(Æ) (2,400) (59)
ClearPoint Neuro, Inc.(Æ) (951) (11)
Coherus Biosciences, Inc.(Æ) (6,500) (5)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (249) (1)
Crinetics Pharmaceuticals, Inc.(Æ) (1,733) (58)
Day One Biopharmaceuticals, Inc.(Æ) (1,201) (10)
Dianthus Therapeutics, Inc.(Æ) (1,153) (21)
Edgewise Therapeutics, Inc.(Æ) (1,289) (28)
Eledon Pharmaceuticals, Inc.(Æ) (1,370) (5)
Esperion Therapeutics, Inc.(Æ) (5,724) (8)
Geron Corp.(Æ) (44,852) (71)
Globus Medical, Inc. Class A(Æ) (693) (51)
Inhibikase Therapeutics, Inc.(Æ) (260) (1)
Inhibrx Biosciences, Inc.(Æ) (406) (6)
Inozyme Pharma, Inc.(Æ) (2,100) (2)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Insmed, Inc.(Æ) (1,900) (145)
Joint Corp. (The)(Æ) (747) (9)
KalVista Pharmaceuticals, Inc.(Æ) (1,126) (13)
Lexeo Therapeutics, Inc.(Æ) (1,283) (4)
Lexicon Pharmaceuticals, Inc.(Æ) (6,086) (3)
Lifecore Biomedical, Inc.(Æ) (1,000) (7)
Monte Rosa Therapeutics, Inc.(Æ) (1,600) (7)
Multiplan Corp.(Æ) (219) (4)
Neogen Corp.(Æ) (5,369) (47)
Oruka Therapeutics, Inc. (322) (3)
Perspective Therapeutics, Inc.(Æ) (720) (2)
PROCEPT BioRobotics Corp.(Æ) (1,004) (58)
Protagonist Therapeutics, Inc.(Æ) (825) (40)
RadNet, Inc.(Æ) (1,778) (88)
Replimune Group, Inc.(Æ) (1,944) (19)
Revolution Medicines, Inc.(Æ) (3,087) (109)
Savara, Inc.(Æ) (3,517) (10)
Septerna, Inc.(Æ) (1,309) (8)
SpringWorks Therapeutics, Inc.(Æ) (1,672) (74)
Stereotaxis, Inc.(Æ) (1,616) (3)
Tarsus Pharmaceuticals, Inc.(Æ) (357) (18)
Vaxcyte, Inc.(Æ) (1,698) (64)
Viridian Therapeutics, Inc.(Æ) (2,108) (28)
(1,433)
Materials and Processing - (0.1)%
Compass Minerals International, Inc.(Æ) (2,480) (23)
Dakota Gold Corp.(Æ) (700) (2)
Ivanhoe Electric, Inc.(Æ) (2,256) (13)
Ranpak Holdings Corp.(Æ) (1,200) (7)
VSE Corp. (518) (62)
(107)
Producer Durables - (0.6)%
908 Devices, Inc.(Æ) (2,118) (9)
AeroVironment, Inc.(Æ) (640) (76)
American Superconductor Corp.(Æ) (3,634) (66)
Amprius Technologies, Inc.(Æ) (5,074) (14)
Casella Waste Systems, Inc. Class A(Æ) (1,279) (143)
Commercial Vehicle Group, Inc.(Æ) (1,875) (2)
Deluxe Corp. (1,103) (17)
Dorman Products, Inc.(Æ) (793) (96)
Forward Air Corp.(Æ) (2,664) (54)
indie Semiconductor, Inc. Class A(Æ) (5,795) (12)
JBT Marel Corp. (1,030) (126)
LanzaTech Global, Inc.(Æ) (873) (—)
Loar Holdings, Inc.(Æ) (589) (42)
Mercury Systems, Inc.(Æ) (289) (12)
Montrose Environmental Group, Inc.(Æ) (900) (13)
National CineMedia, Inc.(Æ) (392) (2)
NET Power, Inc.(Æ) (1,724) (5)
NuScale Power Corp.(Æ) (6,178) (87)
OSI Systems, Inc.(Æ) (640) (124)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RBC Bearings, Inc.(Æ) (429) (138)
Zurn Elkay Water Solutions Corp. (2,661) (88)
(1,126)
Technology - (0.9)%
Aehr Test Systems(Æ) (121) (1)
Applied Optoelectronics, Inc.(Æ) (387) (6)
BlackSky Technology, Inc.(Æ) (859) (7)
Cantaloupe, Inc.(Æ) (650) (5)
CEVA, Inc.(Æ) (1,071) (27)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (4,314) (116)
Coherent Corp.(Æ) (1,728) (112)
Concentrix Corp. (1,192) (66)
Digi International, Inc.(Æ) (937) (26)
Digital Turbine, Inc.(Æ) (2,474) (7)
EchoStar Corp. Class A(Æ) (1,929) (49)
Five9, Inc.(Æ) (1,904) (52)
Gen Digital, Inc. (5,914) (157)
Immersion Corp. (2,826) (21)
Impinj, Inc.(Æ) (1,289) (117)
Lattice Semiconductor Corp.(Æ) (2,564) (134)
Lumentum Holdings, Inc. Class E(Æ) (1,662) (104)
Navitas Semiconductor Corp.(Æ) (171) (—)
NextNav, Inc.(Æ) (4,740) (58)
PAR Technology Corp.(Æ) (1,524) (94)
Powerfleet, Inc.(Æ) (3,079) (17)
Progress Software Corp. (1,930) (99)
SoundHound AI, Inc. Class A(Æ) (564) (5)
Unity Software, Inc.(Æ) (5,700) (112)
Verint Systems, Inc.(Æ) (1,690) (30)
ViaSat, Inc.(Æ) (12,014) (125)
Wolfspeed, Inc.(Æ) (14,321) (44)
(1,591)
Utilities - (0.2)%
Expand Energy Corp. (1,113) (124)
Kosmos Energy, Ltd.(Æ) (35,244) (80)
New Fortress Energy, Inc. (2,903) (24)
NextDecade Corp.(Æ) (1,951) (15)
Sable Offshore Corp.(Æ) (1,517) (39)
UGI Corp. (4,485) (148)
Vitesse Energy, Inc. (961) (24)
(454)
Total Securities Sold Short
(proceeds $7,103) (6,674)
Other Assets and Liabilities,
Net - 0.5%
896
Net Assets - 100.0%
186,285

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
—
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 77 USD 7,804 06/25 (131)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (131)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 20,699 $ — $ —
$ —
$ 20,699
Consumer Staples 4,621 — —
—
4,621
Energy 8,071 — —
—
8,071
Financial Services 44,863 — —
—
44,863
Health Care 32,754 — 15
—
32,769
Materials and Processing 14,663 — 10
—
14,673
Producer Durables 28,853 — —
—
28,853
Technology 22,954 — —
—
22,954
Utilities 7,012 — —
—
7,012
Short-Term Investments — — — 7,548 7,548
Total Investments
184,490 — 25 7,548 192,063
Securities Sold Short
*
(6,674) — — — (6,674)
Other Financial Instruments
Liabilities
Futures Contracts (131) — — — (131)
Total Other Financial Instruments
**
$ (131) $ — $ — $ — $ (131)
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Small Cap Equity Fund
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2025, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended March 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 7,829 $ 20,761 $ 21,040 $ (1) $ (1) $ 7,548 $ 126 $ —

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.7%
Australia - 1.8%
Aristocrat Leisure, Ltd. 3,255 131
ASX, Ltd. 2,670 109
Australia & New Zealand Banking
Group, Ltd. 9,135 167
BHP Group, Ltd. 40,859 991
Brambles, Ltd. 12,115 152
Coles Group, Ltd. 10,103 124
Commonwealth Bank of Australia 4,837 460
Fortescue Metals Group, Ltd. 31,339 303
Glencore PLC 96,357 355
Goodman Group(ö) 4,552 82
Insurance Australia Group, Ltd. 77,776 377
Macquarie Group, Ltd. 628 78
Medibank Pvt, Ltd. 36,191 101
National Australia Bank, Ltd. 7,494 160
Northern Star Resources, Ltd. 10,952 126
QBE Insurance Group, Ltd. 57,585 793
Rio Tinto PLC 12,729 761
Rio Tinto, Ltd. 1,154 84
Suncorp Group, Ltd. 6,584 80
Telstra Group, Ltd. 159,840 421
Wesfarmers, Ltd. 5,033 228
Westpac Banking Corp. 7,552 150
WiseTech Global, Ltd. 1,411 73
6,306
Austria - 0.7%
ams-OSRAM AG(Æ) 9,432 83
Erste Group Bank AG 25,393 1,764
Mondi PLC 45,786 683
2,530
Belgium - 0.3%
Ageas SA 9,041 543
KBC Groep NV 1,202 110
Proximus SADP 14,126 105
UCB SA 593 105
863
Brazil - 1.1%
Ambev SA 510,789 1,208
Atacadao SA 106,481 135
Banco Bradesco SA - ADR 275,513 614
Banco do Brasil SA 86,470 427
Lojas Renner SA 118,790 255
MercadoLibre, Inc.(Æ) 297 579
Telefonica Brasil SA 59,274 518
Ultrapar Participacoes SA 43,172 130
3,866
Burkina Faso - 0.1%
Endeavour Mining PLC 8,315 200
Canada - 3.6%
Agnico Eagle Mines, Ltd. 1,183 128
Alimentation Couche-Tard, Inc. 2,589 128
Bank of Nova Scotia (The) 2,326 110
Barrick Gold Corp. 24,420 474
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brookfield Asset Management, Inc.
Class A 1,855 90
Brookfield Corp. 4,121 216
Canadian Imperial Bank of Commerce 3,354 189
Canadian National Railway Co. 1,268 123
Canadian Natural Resources, Ltd. 3,367 104
Canadian Pacific Kansas City, Ltd. 1,090 76
CCL Industries, Inc. Class B 2,111 103
Constellation Software, Inc. 82 260
Dollarama, Inc. 8,289 886
Enbridge, Inc. 7,994 354
Fairfax Financial Holdings, Ltd. 172 249
Great-West Lifeco, Inc. 12,163 477
iA Financial Corp., Inc. 3,247 308
Intact Financial Corp. 883 180
Kinross Gold Corp. 14,736 186
Loblaw Cos., Ltd. 1,377 193
Magna International, Inc. Class A 23,066 784
Manulife Financial Corp. 32,189 1,003
Metro, Inc. Class A 960 67
National Bank of Canada 1,092 90
Royal Bank of Canada 11,893 1,340
Shopify, Inc. Class A(Æ) 11,174 1,065
Stantec, Inc. 9,281 769
Sun Life Financial, Inc. 15,245 872
Suncor Energy, Inc. 2,441 95
TC Energy Corp. 5,055 239
Thomson Reuters Corp. 371 64
Toronto-Dominion Bank (The) 7,927 475
Tourmaline Oil Corp. 10,886 525
West Fraser Timber Co., Ltd. 968 74
WSP Global, Inc. 551 93
12,389
China - 3.6%
Alibaba Group Holding, Ltd. 96,814 1,605
Baidu, Inc. Class A(Æ) 32,950 380
BOC Hong Kong Holdings, Ltd. 26,000 105
China Mengniu Dairy Co., Ltd. 95,000 237
China Merchants Bank Co., Ltd. Class
H 58,500 344
China Overseas Land & Investment,
Ltd. 273,000 491
Haier Smart Home Co., Ltd. Class H 147,800 478
Lenovo Group, Ltd. 422,000 573
Prosus NV(Æ) 4,201 196
Tencent Holdings, Ltd. 78,884 5,028
Trip.com Group, Ltd. - ADR 40,995 2,607
Weichai Power Co., Ltd. Class H 205,000 432
Wilmar International, Ltd. 19,000 47
12,523
Denmark - 2.0%
Danske Bank A/S 37,355 1,225
DSV A/S 3,858 747
Novo Nordisk A/S Class B 67,409 4,672
Novonesis (Novozymes) B Class B 589 34
Pandora A/S 576 88

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tryg A/S 3,314 79
6,845
Finland - 0.9%
Elisa OYJ 4,569 223
Nokia OYJ 293,814 1,549
Nordea Bank Abp 6,897 88
Sampo OYJ Class A 78,995 757
UPM-Kymmene OYJ 16,560 444
3,061
France - 8.0%
Accor SA 32,500 1,484
Air Liquide SA Class A 1,122 214
Airbus SE 4,307 759
Amundi SA(Þ) 13,822 1,085
Arkema SA 10,756 821
AXA SA 27,440 1,171
BNP Paribas SA 12,771 1,064
Bureau Veritas SA 32,349 978
Capgemini SE 3,610 540
Carrefour SA 34,272 491
Cie de Saint-Gobain SA 7,635 759
Cie Generale des Etablissements
Michelin SCA 39,502 1,386
Danone SA 11,729 899
Dassault Aviation SA 2,110 702
Dassault Systemes SE 2,279 87
Engie SA 47,305 922
EssilorLuxottica SA 765 220
Eurazeo SE 1,650 122
Hermes International 83 217
Legrand SA 1,065 113
L'Oreal SA 1,927 716
LVMH Moet Hennessy Louis Vuitton
SE 3,582 2,236
Orange SA 63,771 827
Publicis Groupe SA 6,674 629
Remy Cointreau SA 1,364 64
Renault SA 8,895 452
Rexel SA Class H 46,862 1,259
Safran SA 2,835 748
Sartorius Stedim Biotech 10,724 2,133
Societe Generale SA 30,464 1,375
Teleperformance 15,626 1,575
TotalEnergies SE 21,062 1,361
Valeo SE 19,170 181
Vinci SA 966 122
27,712
Germany - 8.1%
adidas AG 3,769 883
Allianz SE 2,035 776
BASF SE 39,440 1,960
Bayer AG 37,920 905
Continental AG 21,697 1,517
CTS Eventim AG & Co. KGaA 14,224 1,421
Daimler Truck Holding AG 55,348 2,225
Deutsche Bank AG 5,226 123
Deutsche Boerse AG 11,759 3,466
Deutsche Telekom AG 9,663 358
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
E.ON SE 8,607 130
Evonik Industries AG 51,573 1,113
Fresenius Medical Care AG & Co.
KGaA 21,559 1,065
Fresenius SE & Co. KGaA 19,228 820
GEA Group AG 5,332 323
Hannover Rueck SE 2,789 828
Heidelberg Materials AG 2,937 502
Infineon Technologies AG 18,705 618
Knorr-Bremse AG 2,541 230
Mercedes-Benz Group AG 14,672 860
Merck KGaA 489 67
MTU Aero Engines AG 5,686 1,969
Muenchener Rueckversicherungs-
Gesellschaft AG 1,842 1,161
Rheinmetall AG 1,113 1,596
SAP SE 8,654 2,297
Siemens AG 1,613 370
Siemens Energy AG(Æ) 2,449 143
Symrise AG 870 90
Vonovia SE 3,542 96
27,912
Hong Kong - 2.1%
AIA Group, Ltd. 386,539 2,922
ASM Pacific Technology, Ltd. 19,800 139
CK Asset Holdings, Ltd. 83,049 337
CLP Holdings, Ltd. 53,000 432
Hang Seng Bank, Ltd. 25,400 345
Hong Kong & China Gas Co., Ltd. 491,000 423
Hong Kong Exchanges & Clearing, Ltd. 5,600 249
Power Assets Holdings, Ltd. 48,000 288
Prudential PLC 153,196 1,653
Sino Land Co., Ltd. 56,000 56
Techtronic Industries Co., Ltd. 6,771 82
WH Group, Ltd.(Þ) 455,000 418
7,344
India - 1.1%
Axis Bank, Ltd. - GDR(Þ) 9,020 571
HDFC Bank, Ltd. - ADR 35,757 2,376
Larsen & Toubro, Ltd. - GDR(Þ) 17,257 696
3,643
Indonesia - 0.1%
Bank Negara Indonesia Persero Tbk PT 450,800 114
Bank Rakyat Indonesia Persero Tbk PT 1,421,900 344
458
Ireland - 1.0%
AIB Group PLC 74,276 482
Bank of Ireland Group PLC 157,223 1,861
Flutter Entertainment PLC(Æ) 5,101 1,129
3,472
Israel - 0.2%
Bank Hapoalim BM 7,600 103
Bank Leumi Le-Israel BM 8,525 115
Check Point Software Technologies,
Ltd.(Æ) 1,404 320
Nice, Ltd.(Æ) 547 84

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teva Pharmaceutical Industries, Ltd.
- ADR 4,875 75
Wix.com, Ltd.(Æ) 432 70
767
Italy - 3.2%
Assicurazioni Generali SpA 6,169 217
BPER Banca 83,020 651
Coca-Cola HBC AG 2,806 127
Davide Campari-Milano NV 222,882 1,309
Enel SpA 212,683 1,725
Eni SpA 61,078 943
FinecoBank Banca Fineco SpA 126,739 2,511
Intesa Sanpaolo SpA 28,762 148
Moncler SpA 7,021 434
Poste Italiane SpA(Þ) 4,258 76
Prysmian SpA 1,340 73
Recordati SpA 3,577 203
Ryanair Holdings PLC - ADR 16,042 680
Terna - Rete Elettrica Nazionale 7,792 70
UniCredit SpA 31,516 1,769
10,936
Japan - 15.5%
Advantest Corp. 15,500 689
Ajinomoto Co., Inc. 5,400 107
Alfresa Holdings Corp. 11,600 164
Alps Alpine Co., Ltd. 13,900 142
Amada Co., Ltd. 13,400 130
Asahi Group Holdings, Ltd. 4,800 61
Asics Corp. 5,300 113
Astellas Pharma, Inc. 11,300 109
Bridgestone Corp. 32,500 1,305
Brother Industries, Ltd. 5,900 107
Canon, Inc. 27,100 845
Chiba Bank, Ltd. (The) 43,400 408
Chugai Pharmaceutical Co., Ltd. 3,600 164
Dai-ichi Life Holdings, Inc. 36,200 276
Daiichi Sankyo Co., Ltd. 25,400 596
Daikin Industries, Ltd. 500 54
Daito Trust Construction Co., Ltd. 3,000 307
Daiwa House Industry Co., Ltd. 4,700 155
Denso Corp. 40,100 498
Dentsu, Inc. 19,900 438
East Japan Railway Co. 6,000 118
Eisai Co., Ltd. 2,540 70
ENEOS Holdings, Inc. 10,600 56
Fast Retailing Co., Ltd. 400 119
FUJIFILM Holdings Corp. 5,700 109
Fujitsu, Ltd. 9,000 179
Fukuoka Financial Group, Inc. 19,300 509
Hakuhodo DY Holdings, Inc. 25,200 182
Hino Motors, Ltd.(Æ) 37,700 106
Hitachi, Ltd. 53,000 1,227
Honda Motor Co., Ltd. 45,313 411
Horiba, Ltd. 3,000 200
Hoya Corp. 1,900 214
Iida Group Holdings Co., Ltd. 21,800 333
Isuzu Motors, Ltd. 4,100 56
ITOCHU Corp. 19,200 887
Japan Airlines Co., Ltd. 13,000 222
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Exchange Group, Inc. 10,000 102
Japan Post Bank Co., Ltd. Class A 4,600 46
Japan Post Holdings Co., Ltd. 15,600 156
Japan Post Insurance Co., Ltd. Class A 19,300 391
Japan Tobacco, Inc. 27,200 747
JGC Holdings Corp. 18,600 146
Kajima Corp. 8,300 170
Kao Corp. 17,700 765
KDDI Corp. 50,800 802
Keyence Corp. 5,900 2,316
Kirin Holdings Co., Ltd. 34,300 476
Koito Manufacturing Co., Ltd. 35,100 432
Komatsu, Ltd. 43,500 1,262
Kubota Corp. 50,700 623
Kyocera Corp. 38,200 431
Makita Corp. 4,468 148
MEIJI Holdings Co., Ltd. 6,100 132
Minebea Co., Ltd. 69,100 1,009
Mitsubishi Corp. 5,300 93
Mitsubishi Electric Corp. 5,400 99
Mitsubishi Estate Co., Ltd. 36,200 591
Mitsubishi Gas Chemical Co., Inc. 12,200 190
Mitsubishi HC Capital, Inc. 13,300 89
Mitsubishi Heavy Industries, Ltd. 7,100 121
Mitsubishi UFJ Financial Group, Inc. 35,500 479
Mizuho Financial Group, Inc. 10,900 297
MS&AD Insurance Group Holdings,
Inc. 34,700 752
Murata Manufacturing Co., Ltd. 7,200 112
NEC Corp. 8,500 180
Nikon Corp. 13,800 137
Nintendo Co., Ltd. 2,400 164
Nippon Telegraph & Telephone Corp. 106,550 103
Nippon Television Holdings, Inc. 15,800 324
Nissan Chemical Corp. 4,400 131
Nissan Motor Co., Ltd. 106,600 271
Nitto Denko Corp. 104,700 1,930
Obayashi Corp. 7,100 94
Obic Co., Ltd. 2,000 58
Olympus Corp. 42,000 552
Ono Pharmaceutical Co., Ltd. 28,091 302
ORIX Corp. 9,400 195
Otsuka Corp. 8,100 176
Otsuka Holdings Co., Ltd. 2,300 119
Panasonic Holdings Corp. 6,800 81
Persol Holdings Co., Ltd. 163,800 272
Recruit Holdings Co., Ltd. 5,600 291
Resona Holdings, Inc. 229,400 1,986
Rinnai Corp. 10,900 252
Rohm Co., Ltd. 38,100 366
Secom Co., Ltd. 5,200 177
Sega Sammy Holdings, Inc. 12,200 236
Seiko Epson Corp. 10,300 165
Sekisui Chemical Co., Ltd. 19,100 326
Sekisui House, Ltd. 7,400 166
Seven & i Holdings Co., Ltd. 6,700 97
SG Holdings Co., Ltd. 12,200 122
Shin-Etsu Chemical Co., Ltd. 84,775 2,415
Shionogi & Co., Ltd. 32,400 488
SMC Corp. 1,400 498

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SoftBank Corp. 87,000 121
SoftBank Group Corp. 3,400 172
Sony Group Corp. 54,150 1,379
Stanley Electric Co., Ltd. 12,839 241
Subaru Corp. 41,244 734
Sumitomo Corp. 3,400 76
Sumitomo Electric Industries, Ltd. 5,800 97
Sumitomo Heavy Industries, Ltd. 8,000 163
Sumitomo Mitsui Financial Group, Inc. 28,400 725
Sumitomo Mitsui Trust Holdings, Inc. 36,500 911
Sumitomo Rubber Industries, Ltd. 18,400 232
Suntory Beverage & Food, Ltd. 36,800 1,212
Suzuki Motor Corp. 7,500 91
T&D Holdings, Inc. 73,700 1,570
Taiheiyo Cement Corp. 4,900 128
Taisei Corp. 2,600 115
Takeda Pharmaceutical Co., Ltd. 32,600 968
TDK Corp. 148,700 1,552
Terumo Corp. 9,000 169
THK Co., Ltd. 7,300 178
Tokio Marine Holdings, Inc. 26,900 1,038
Tokyo Electron, Ltd. 13,010 1,774
Toray Industries, Inc. 108,800 743
TOTO, Ltd. 5,000 131
Toyota Motor Corp. 38,400 677
Trend Micro, Inc. 4,000 269
Tsuruha Holdings, Inc. 4,500 280
Yakult Honsha Co., Ltd. 6,800 129
Yamato Holdings Co., Ltd. 25,994 341
53,533
Jordan - 0.1%
Hikma Pharmaceuticals PLC 5,730 144
Luxembourg - 0.7%
ArcelorMittal SA 47,847 1,382
RTL Group SA 3,991 151
Zabka Group SA(Æ) 144,387 773
2,306
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 296,869 1,166
Mexico - 0.2%
America Movil SAB de CV - ADR 31,549 449
Fresnillo PLC 26,516 323
772
Netherlands - 4.5%
ABN AMRO Bank NV(Þ) 33,905 714
Adyen NV(Æ)(Þ) 176 269
Argenx SE(Æ) 1,117 660
ASML Holding NV 2,970 1,965
Euronext NV(Þ) 3,695 535
Ferrari NV 1,862 794
Heineken NV 4,521 369
ING Groep NV 111,915 2,191
Koninklijke Ahold Delhaize NV 4,432 166
Koninklijke KPN NV 130,299 552
Koninklijke Philips NV(Æ) 47,607 1,210
NN Group NV 12,908 719
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Randstad NV 37,967 1,579
Universal Music Group NV 122,831 3,385
VEON, Ltd. - ADR(Æ) 3,212 140
Wolters Kluwer NV 1,533 238
15,486
New Zealand - 0.0%
Spark New Zealand, Ltd. 52,157 61
Norway - 0.7%
DNB Bank ASA 16,256 427
Equinor ASA Class N 55,865 1,479
Gjensidige Forsikring ASA 7,023 162
Norsk Hydro ASA 5,322 31
Orkla ASA 35,142 386
2,485
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 114,398 —
Lukoil PJSC(Æ)(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 27,365 —
Sberbank of Russia PJSC(Æ)(Š) 88,440 —
—
Singapore - 1.4%
CapitaLand Ascendas REIT(Æ)(ö) 27,900 55
DBS Group Holdings, Ltd. 31,931 1,096
Grab Holdings, Ltd. Class A(Æ) 365,546 1,656
Oversea-Chinese Banking Corp., Ltd. 67,792 866
Singapore Exchange, Ltd. 16,800 167
Singapore Technologies Engineering,
Ltd. 29,300 148
Singapore Telecommunications, Ltd. 313,800 796
United Overseas Bank, Ltd. 4,700 132
4,916
South Africa - 0.3%
Anglo American PLC 11,394 320
MTN Group, Ltd. 67,308 453
Old Mutual, Ltd. 313,428 204
977
South Korea - 1.2%
Coway Co., Ltd. 4,975 275
Hankook Tire & Technology Co., Ltd. 4,280 115
Hyundai Mobis Co., Ltd. 2,710 482
KB Financial Group, Inc. 8,751 470
KT Corp. - ADR 33,867 600
Samsung Electronics Co., Ltd. 21,284 843
Shinhan Financial Group Co., Ltd. 28,418 907
SK Hynix, Inc. 3,960 525
4,217
Spain - 1.6%
Aena SME SA(Þ) 485 114
Banco Bilbao Vizcaya Argentaria SA 9,306 127
Banco Santander SA 20,378 137
CaixaBank SA 176,239 1,372
Cellnex Telecom SA(Þ) 8,020 284
Iberdrola SA 22,437 363

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industria de Diseno Textil SA 62,070 3,096
Telefonica SA 12,945 61
5,554
Sweden - 1.5%
Assa Abloy AB Class B 22,786 685
Atlas Copco AB Class A 37,845 606
Atlas Copco AB Class B 49,383 696
Boliden AB 2,012 66
Epiroc AB Class A 5,150 104
Essity Aktiebolag Class B 23,528 669
Investor AB Class B 8,085 241
Sandvik AB 31,076 656
Skandinaviska Enskilda Banken AB
Class A 10,055 165
SKF AB Class B 22,675 460
Svenska Handelsbanken AB Class A 8,008 90
Telefonaktiebolaget LM Ericsson Class
B 81,417 632
Volvo AB Class B 3,393 100
5,170
Switzerland - 3.5%
ABB, Ltd. 6,609 342
Adecco Group AG 11,291 339
Barry Callebaut AG 32 42
DSM-Firmenich AG 760 75
Galderma Group AG(Æ) 6,265 667
Geberit AG 180 112
Givaudan SA 37 159
Julius Baer Group, Ltd. 17,841 1,232
Lonza Group AG 308 190
Partners Group Holding AG 517 734
Schindler Holding AG 1,556 483
SGS SA 5,581 554
Sika AG 257 62
Swatch Group AG (The) Class B 2,539 439
Swiss Life Holding AG 117 107
Swisscom AG 1,040 599
UBS Group AG 155,430 4,763
Zurich Insurance Group AG 1,667 1,163
12,062
Taiwan - 2.3%
Catcher Technology Co., Ltd. 9,513 60
Delta Electronics, Inc. 44,000 485
E Ink Holdings, Inc. 62,000 499
Hon Hai Precision Industry Co., Ltd. 106,000 474
Taiwan Semiconductor Manufacturing
Co., Ltd. 108,000 3,011
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 19,871 3,298
7,827
Thailand - 0.2%
Kasikornbank PCL 166,100 794
United Kingdom - 10.2%
3i Group PLC 6,084 285
AstraZeneca PLC 12,419 1,815
Auto Trader Group PLC(Þ) 10,287 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aviva PLC 14,055 101
Babcock International Group PLC 16,494 154
BAE Systems PLC 12,460 252
Barclays PLC 251,203 943
Barratt Developments PLC 27,355 150
British American Tobacco PLC 39,551 1,631
British Land Co. PLC (The)(ö) 47,110 225
BT Group PLC 286,844 616
Bunzl PLC 2,396 92
Burberry Group PLC 22,302 226
CK Hutchison Holdings, Ltd. Class B 79,313 448
Compass Group PLC 83,861 2,769
Diageo PLC 25,631 669
Diploma PLC 29,399 1,469
easyJet PLC 68,500 393
Halma PLC 4,786 160
HSBC Holdings PLC 187,881 2,130
Imperial Tobacco Group PLC 2,349 87
InterContinental Hotels Group PLC 996 107
Intermediate Capital Group PLC 24,486 623
Intertek Group PLC 34,394 2,227
J Sainsbury PLC 383,211 1,166
Kingfisher PLC 110,109 362
Land Securities Group PLC(ö) 50,140 356
Lloyds Banking Group PLC 115,627 108
London Stock Exchange Group PLC 17,143 2,542
National Grid PLC 11,218 146
NatWest Group PLC 129,382 758
Next PLC 766 110
Pearson PLC 7,718 122
Reckitt Benckiser Group PLC 37,019 2,502
RELX PLC 75,388 3,787
Rolls-Royce Holdings PLC(Æ) 32,131 311
Sage Group PLC (The) 9,700 152
Standard Chartered PLC 112,216 1,663
Tate & Lyle PLC 29,942 200
Tesco PLC 148,853 640
Travis Perkins PLC 26,830 191
Unilever PLC 21,837 1,301
Wise PLC Class A(Æ) 53,828 659
WPP PLC 63,834 482
35,229
United States - 11.6%
Alcon, Inc. 5,509 520
Allegion PLC 18,250 2,381
Amdocs, Ltd. 15,008 1,373
Aon PLC Class A 3,392 1,354
BP PLC 209,549 1,182
CSL, Ltd. 835 131
Experian PLC 3,487 162
Ferrovial SE 2,417 108
GFL Environmental, Inc. 2,755 133
GSK PLC 171,612 3,278
Haleon PLC 634,794 3,213
Holcim AG(Æ) 9,373 1,008
Linde PLC 7,536 3,509
Medtronic PLC 9,699 871
Nestle SA 16,390 1,657
Novartis AG 24,797 2,758

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Roche Holding AG 9,134 3,009
Sanofi SA 21,592 2,393
Schlumberger NV 31,834 1,331
Schneider Electric SE 19,042 4,408
Shell PLC 103,284 3,767
Spotify Technology SA(Æ) 2,021 1,112
Tenaris SA 17,067 333
39,991
Total Common Stocks
(cost $286,173) 323,517
Preferred Stocks - 0.8%
Brazil - 0.1%
Raizen Energia SA
0.566% (Ÿ) 385,686 125
Germany - 0.3%
Henkel AG & Co. KGaA
2.756% (Ÿ) 4,913 391
Volkswagen AG
10.596% (Ÿ) 6,653 674
1,065
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.369% (Ÿ) 45,607 1,475
Total Preferred Stocks
(cost $3,621) 2,665
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 82 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.6%
United States - 3.6%
U.S. Cash Management Fund(@) 12,486,395 (∞) 12,483
Total Short-Term Investments
(cost $12,484) 12,483
Total Investments - 98.1%
(identified cost $302,278) 338,665
Other Assets and Liabilities,
Net - 1.9%
6,686
Net Assets - 100.0%
345,351

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 29
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.4%
ABN AMRO Bank NV 10/03/19 EUR 33,905 17 .34 588
714
Adyen NV 04/19/22 EUR 176 1,538 .11 271
269
Aena SME SA 01/23/25 EUR 485 212 .11 103
114
Amundi SA 02/21/19 EUR 13,822 64 .83 896
1,085
Auto Trader Group PLC 08/04/23 GBP 10,287 8 .08 83
99
Axis Bank, Ltd. 04/12/24 9,020 65 .08 587
571
Cellnex Telecom SA 09/25/23 EUR 8,020 44 .01 353
284
Euronext NV 07/26/24 EUR 3,695 102 .28 378
535
Larsen & Toubro, Ltd. 02/23/24 17,257 41 .50 716
696
Poste Italiane SpA 06/07/24 EUR 4,258 13 .82 59
76
WH Group, Ltd. 06/26/19 HKD 455,000 0 .76 347 418
4,861
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 32 EUR 2,497 04/25
(112)
DAX Index Futures 4 EUR 2,238 06/25
(126)
EURO STOXX 50 Index Futures 26 EUR 1,349 06/25
(62)
FTSE/MIB Index Futures 4 EUR 747 06/25
(32)
IBEX 35 Index Futures 6 EUR 787 04/25
(13)
OMXS30 Index Futures 25 SEK 6,189 04/25
(43)
S&P/TSX 60 Index Futures 85 CAD 25,459 06/25
374
SPI 200 Index Futures 66 AUD 12,997 06/25
(25)
TOPIX Index Futures 46 JPY 1,224,520 06/25 31
Short Positions
FTSE 100 Index Futures 46 GBP 3,952 06/25
67
Hang Seng Index Futures 24 HKD 27,795 04/25
54
MSCI Emerging Markets Index Futures 283 USD 15,718 06/25
416
MSCI Singapore Index Futures 77 SGD 3,001 04/25
45
S&P 500 E-Mini Index Futures 17 USD 4,805 06/25 66
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 640
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,651 CHF 2,299 06/18/25 (29)
Bank of America USD 4,715 EUR 4,285 06/18/25 (61)
BNP Paribas USD 2,406 AUD 3,820 06/18/25 (18)
BNP Paribas USD 3,570 CAD 5,125 06/18/25 4
BNP Paribas USD 3,939 JPY 579,261 06/18/25 (43)
BNP Paribas USD 778 SEK 7,818 06/18/25 3
BNP Paribas EUR 1,456 USD 1,594 06/18/25 12

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas GBP 753 USD 974 06/18/25 1
Citigroup USD 2,402 AUD 3,820 06/18/25 (14)
Citigroup USD 3,573 CAD 5,124 06/18/25 2
Citigroup USD 3,936 JPY 579,261 06/18/25 (40)
Citigroup USD 778 SEK 7,818 06/18/25 3
Citigroup EUR 1,456 USD 1,595 06/18/25 14
Citigroup GBP 753 USD 976 06/18/25 3
Royal Bank of Canada USD 2,405 AUD 3,820 06/18/25 (17)
Royal Bank of Canada USD 3,573 CAD 5,124 06/18/25 2
Royal Bank of Canada USD 3,938 JPY 579,261 06/18/25 (43)
Royal Bank of Canada USD 779 SEK 7,818 06/18/25 3
Royal Bank of Canada EUR 1,456 USD 1,594 06/18/25 12
Royal Bank of Canada GBP 753 USD 974 06/18/25 1
Standard Chartered USD 2,405 AUD 3,820 06/18/25 (17)
Standard Chartered USD 3,572 CAD 5,124 06/18/25 3
Standard Chartered USD 3,938 JPY 579,261 06/18/25 (43)
Standard Chartered USD 778 SEK 7,818 06/18/25 3
Standard Chartered EUR 1,456 USD 1,593 06/18/25 12
Standard Chartered GBP 753 USD 974 06/18/25 1
State Street USD 716 DKK 4,860 06/18/25 (8)
State Street CHF 990 USD 1,134 06/18/25 5
State Street HKD 2,630 USD 339 06/18/25 1
State Street NOK 4,050 USD 381 06/18/25 (4)
State Street NZD 220 USD 126 06/18/25 1
Westpac USD 2,403 AUD 3,820 06/18/25 (15)
Westpac USD 3,567 CAD 5,125 06/18/25 7
Westpac USD 3,938 JPY 579,261 06/18/25 (43)
Westpac USD 779 SEK 7,818 06/18/25 2
Westpac EUR 1,456 USD 1,596 06/18/25 15
Westpac GBP 753 USD 975 06/18/25 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (284)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 6,306 $ —
$ —
$ 6,306
Austria — 2,530 —
—
2,530
Belgium — 863 —
—
863
Brazil 3,866 — —
—
3,866
Burkina Faso 200 — —
—
200
Canada 12,389 — —
—
12,389
China 2,606 9,917 —
—
12,523

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 31
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Denmark — 6,845 —
—
6,845
Finland — 3,061 —
—
3,061
France — 27,712 —
—
27,712
Germany — 27,912 —
—
27,912
Hong Kong — 7,344 —
—
7,344
India 2,376 1,267 —
—
3,643
Indonesia — 458 —
—
458
Ireland — 3,472 —
—
3,472
Israel 465 302 —
—
767
Italy 680 10,256 —
—
10,936
Japan — 53,533 —
—
53,533
Jordan — 144 —
—
144
Luxembourg — 2,306 —
—
2,306
Macao — 1,166 —
—
1,166
Mexico 449 323 —
—
772
Netherlands 140 15,346 —
—
15,486
New Zealand — 61 —
—
61
Norway — 2,485 —
—
2,485
Russia — — —
—
—
Singapore 1,656 3,260 —
—
4,916
South Africa — 977 —
—
977
South Korea 600 3,617 —
—
4,217
Spain — 5,554 —
—
5,554
Sweden — 5,170 —
—
5,170
Switzerland — 12,062 —
—
12,062
Taiwan 3,298 4,529 —
—
7,827
Thailand — 794 —
—
794
United Kingdom — 35,229 —
—
35,229
United States 12,064 27,927 —
—
39,991
Preferred Stocks 125 2,540 — — 2,665
Warrants and Rights — — — — —
Short-Term Investments — — — 12,483 12,483
Total Investments 40,914 285,268 — 12,483 338,665
Other Financial Instruments
Assets
Futures Contracts 1,053 — — — 1,053
Foreign Currency Exchange Contracts — 111 — — 111
Liabilities
Futures Contracts (413) — — — (413)
Foreign Currency Exchange Contracts — (395) — — (395)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Other Financial Instruments
*
$ 640 $ (284) $ — $ — $ 356
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
49,476
Consumer Staples ...............................................................................
23,091
Energy ................................................................................................
15,761
Financial Services ..............................................................................
90,914
Health Care ........................................................................................
31,896
Materials and Processing ...................................................................
26,887
Producer Durables ..............................................................................
35,422
Technology .........................................................................................
39,893
Utilities ...............................................................................................
10,177
Preferred Stocks
Consumer Discretionary ....................................................................
674
Consumer Staples ...............................................................................
391
Technology .........................................................................................
1,475
Utilities ...............................................................................................
125
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
12,483
Total Investments ............................................................................... 338,665
Transactions (amounts in thousands) during the period ended March 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,507 $ 32,329 $ 33,350 $ (2) $ (1) $ 12,483 $ 135 $ —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 83.0%
Asset-Backed Securities - 5.1%
Audax Senior Debt CLO 12 LLC
Series 2025-12A Class B
5.917% due 04/22/37 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 1,770 1,769
AXIS Equipment Finance Receivables
XIV LLC
Series 2024-2A Class B
5.200% due 07/21/31 (Þ) 1,128 1,141
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 603 601
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 951 944
Churchill Middle Market CLO LLC
Series 2025-1A Class BR
5.976% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 1,670 1,670
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,221 1,233
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 390 393
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 (~)(Ê) 1,458 1,387
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 1,676 1,722
Series 2025-1A Class A4
5.080% due 04/20/33 (Þ) 1,370 1,394
Elmwood CLO 39, Ltd.
Series 2025-2A Class A1
5.438% due 04/17/38 (CME Term
SOFR 3 Month + 1.140%)(Ê)(Þ) 1,300 1,297
FIGRE Trust
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 421 437
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 1,901 1,914
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,938 1,967
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 1,112 1,106
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 2,524 2,533
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 1,400 1,400
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
6.960% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 400 387
John Deere Owner Trust
Series 2024-B Class A4
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.190% due 05/15/31 1,500 1,530
JPMorgan Mortgage Trust
Series 2023-HE2 Class A1
6.461% due 03/20/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 1,125 1,132
Series 2024-HE1 Class A1
6.261% due 08/25/54 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 647 649
Series 2024-HE3 Class A1
6.413% due 02/25/55 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 617 617
Kubota Credit Owner Trust
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 1,716 1,746
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 660 673
MMAF Equipment Finance LLC
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 1,160 1,174
Series 2025-A Class A4
5.020% due 06/13/50 (Þ) 1,250 1,267
OneSky Loan Trust
Series 2001-1 Class A
3.875% due 07/15/29 2,046 1,944
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 215 211
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,036 1,041
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 1,407 1,415
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 1,040 1,053
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 1,100 1,096
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 1,257 1,292
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 724 746
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 2,261 2,284
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 677 658
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 1,089 1,106
44,929
Corporate Bonds and Notes - 23.4%
Consumer Discretionary - 3.5%
American Airlines, Inc. Pass-Through
Certificates Trust
Series AA Class AA
3.650% due 02/15/29 492 470
Aptiv Swiss Holdings, Ltd.
4.150% due 05/01/52 440 309
Bath & Body Works, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.950% due 03/01/33 234 239
Best Buy Co., Inc.
1.950% due 10/01/30 420 360
BorgWarner, Inc.
5.400% due 08/15/34 225 222
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,110 1,061
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.700% due 04/01/51 230 145
5.250% due 04/01/53 420 339
Series WI
3.750% due 02/15/28 1,378 1,335
4.200% due 03/15/28 420 412
Comcast Corp.
3.400% due 04/01/30 215 203
Series WI
2.937% due 11/01/56 630 370
Cummins, Inc.
5.450% due 02/20/54 500 489
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 918 914
DR Horton, Inc.
5.500% due 10/15/35 780 784
FactSet Research Systems, Inc.
2.900% due 03/01/27 1,065 1,032
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 1,089 1,081
Fox Corp.
Series WI
4.709% due 01/25/29 1,183 1,179
General Motors Co.
6.125% due 10/01/25 187 188
General Motors Financial Co., Inc.
5.800% due 06/23/28 1,108 1,131
Home Depot, Inc. (The)
3.350% due 04/15/50 785 553
Hyatt Hotels Corp.
4.375% due 09/15/28 565 556
Hyundai Capital America
2.375% due 10/15/27 (Þ) 520 490
1.800% due 01/10/28 (Þ) 360 332
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 1,344 1,250
Kohl's Corp.
4.625% due 05/01/31 339 237
5.550% due 07/17/45 125 69
Las Vegas Sands Corp.
3.900% due 08/08/29 616 579
LKQ Corp.
Series WI
5.750% due 06/15/28 1,030 1,053
Lowe's Cos., Inc.
3.000% due 10/15/50 200 125
Macy's Retail Holdings LLC
4.500% due 12/15/34 148 118
5.125% due 01/15/42 132 90
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.300% due 02/15/43 76 49
Mattel, Inc.
3.750% due 04/01/29 (Þ) 682 646
Newell Brands, Inc.
6.875% due 04/01/36 352 341
5.500% due 04/01/46 431 378
Nissan Motor Acceptance Co. LLC
6.950% due 09/15/26 (Þ) 695 707
Nordstrom, Inc.
5.000% due 01/15/44 327 241
Series WI
4.250% due 08/01/31 354 305
QVC, Inc.
5.950% due 03/15/43 196 95
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 247 220
4.625% due 04/06/31 (Þ) 119 101
Series REGS
4.625% due 04/16/29 (Þ) 127 113
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 359 376
3.700% due 03/15/28 87 83
Steelcase, Inc.
5.125% due 01/18/29 193 186
Tapestry, Inc.
5.500% due 03/11/35 413 408
Time Warner Cable LLC
5.500% due 09/01/41 677 585
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,083 1,068
Travel + Leisure Co.
5.750% due 04/01/27 275 275
Under Armour, Inc.
3.250% due 06/15/26 296 288
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,297 1,316
Series AA
4.150% due 08/25/31 470 448
2.700% due 05/01/32 531 471
VF Corp.
6.450% due 11/01/37 466 451
Walgreens Boots Alliance, Inc.
3.200% due 04/15/30 250 231
4.500% due 11/18/34 263 243
4.800% due 11/18/44 296 268
4.650% due 06/01/46 184 161
4.100% due 04/15/50 90 78
WarnerMedia Holdings, Inc.
Series WI
3.755% due 03/15/27 355 346
5.050% due 03/15/42 1,134 906
5.141% due 03/15/52 1,485 1,082
Yum! Brands, Inc.
5.350% due 11/01/43 235 221
30,402
Consumer Staples - 1.4%

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 160 160
3.500% due 03/15/29 (Þ) 50 46
Altria Group, Inc.
5.375% due 01/31/44 643 614
Coca-Cola Co. (The)
2.600% due 06/01/50 2,041 1,257
Conagra Brands, Inc.
1.375% due 11/01/27 971 893
Constellation Brands, Inc.
3.600% due 02/15/28 1,057 1,027
General Mills, Inc.
5.500% due 10/17/28 660 680
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
5.125% due 02/01/28 1,107 1,119
Kroger Co. (The)
5.500% due 09/15/54 670 632
Mars, Inc.
5.000% due 03/01/32 (Þ) 150 151
5.200% due 03/01/35 (Þ) 590 593
5.700% due 05/01/55 (Þ) 460 459
5.800% due 05/01/65 (Þ) 290 290
Molson Coors Beverage Co.
4.200% due 07/15/46 784 630
PepsiCo, Inc.
2.625% due 10/21/41 455 321
Philip Morris International, Inc.
5.750% due 11/17/32 1,030 1,078
6.375% due 05/16/38 330 362
Safeway, Inc.
7.250% due 02/01/31 200 208
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 759 748
3.000% due 10/15/30 (Þ) 520 463
Tyson Foods, Inc.
4.350% due 03/01/29 814 801
United Rentals NA, Inc.
3.875% due 11/15/27 97 94
12,626
Energy - 2.0%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 424 416
BP Capital Markets America, Inc.
2.939% due 06/04/51 1,160 730
Buckeye Partners, LP
3.950% due 12/01/26 385 375
4.125% due 12/01/27 260 250
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/43 (Þ) 241 251
DCP Midstream Operating, LP
5.600% due 04/01/44 395 367
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 555
Energy Transfer, LP
5.550% due 02/15/28 1,060 1,085
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 05/15/50 780 656
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 825 808
Exxon Mobil Corp.
3.452% due 04/15/51 230 165
Global Marine, Inc.
7.000% due 06/01/28 173 163
Kinder Morgan Energy Partners, LP
5.400% due 09/01/44 725 669
Marathon Petroleum Corp.
Series WI
3.800% due 04/01/28 620 606
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 854 847
MPLX, LP
4.000% due 03/15/28 1,849 1,815
Murphy Oil Corp.
5.875% due 12/01/42 163 140
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 623
Occidental Petroleum Corp.
6.375% due 09/01/28 648 672
Oceaneering International, Inc.
6.000% due 02/01/28 194 193
ONEOK, Inc.
4.550% due 07/15/28 1,112 1,108
5.650% due 11/01/28 470 484
6.100% due 11/15/32 355 372
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 100 96
4.800% due 05/15/30 (Þ) 100 94
7.500% due 07/15/38 (Þ) 99 100
6.875% due 04/15/40 (Þ) 190 186
Targa Resources Corp.
6.150% due 03/01/29 726 759
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/37 608 708
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 828
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 188 182
Transocean, Inc.
7.500% due 04/15/31 118 104
6.800% due 03/15/38 329 252
Valero Energy Corp.
4.350% due 06/01/28 15 15
Western Midstream Operating, LP
4.500% due 03/01/28 572 566
17,240
Financial Services - 8.0%
200 Park Funding Trust
5.740% due 02/15/55 (Þ) 530 524
Acadian Asset Management, Inc.
4.800% due 07/27/26 266 263
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 1,007 951
5.950% due 02/15/29 (Þ) 1,160 1,192

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ally Financial, Inc.
6.992% due 06/13/29 (SOFR +
3.260%)(Ê) 788 822
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 498 495
American Tower Corp.
5.500% due 03/15/28 725 742
5.450% due 02/15/34 360 365
American Tower Trust #1
5.490% due 03/15/28 (Þ) 5,247 5,330
3.652% due 03/23/28 (Þ) 903 874
Aon NA, Inc.
5.750% due 03/01/54 445 439
Ares Finance Co. III LLC
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 1,019 986
Athene Holding, Ltd.
3.450% due 05/15/52 1,470 942
Aviation Capital Group LLC
1.950% due 01/30/26 (Þ) 220 215
AXIS Specialty Finance PLC
4.000% due 12/06/27 915 900
Banc of California
3.250% due 05/01/31 (CME Term
SOFR 3 Month + 2.520%)(Ê) 271 256
Bank of America Corp.
3.824% due 01/20/28 (CME Term
SOFR 3 Month + 1.837%)(Ê) 670 661
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 395 409
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 1,250 1,100
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 750 658
Series GMTN
3.500% due 04/19/26 60 59
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 581 562
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 880 564
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 510 435
Block Financial LLC
2.500% due 07/15/28 608 563
Brandywine Operating Partnership, LP
3.950% due 11/15/27 515 488
8.300% due 03/15/28 53 55
4.550% due 10/01/29 39 35
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 451 469
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 425 444
Citigroup, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 555 500
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 695 604
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 785 790
Comerica, Inc.
3.800% due 07/22/26 261 257
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 994 1,015
Diversified Healthcare Trust
4.750% due 02/15/28 210 180
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 331 362
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 325 317
EPR Properties Co.
4.500% due 06/01/27 729 719
Equifax, Inc.
5.100% due 06/01/28 450 456
3.100% due 05/15/30 405 373
2.350% due 09/15/31 640 548
Equinix, Inc.
3.900% due 04/15/32 670 625
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 807 842
FS KKR Capital Corp.
3.400% due 01/15/26 640 631
Genworth Holdings, Inc.
6.500% due 06/15/34 186 180
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 878 880
Goldman Sachs Group, Inc. (The)
3.850% due 01/26/27 705 698
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 490 432
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 610 618
Golub Capital BDC, Inc.
2.050% due 02/15/27 1,009 951
Hercules Capital, Inc.
3.375% due 01/20/27 966 931
High Street Funding Trust III
5.807% due 02/15/55 (Þ) 296 291
Highwoods Properties, Inc.
4.125% due 03/15/28 1,064 1,032
Hudson Pacific Properties, LP
5.950% due 02/15/28 99 86
4.650% due 04/01/29 257 195
3.250% due 01/15/30 107 74
Huntington Bancshares, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 568 591
Intercontinental Exchange, Inc.
3.000% due 06/15/50 265 173
JPMorgan Chase & Co.
3.782% due 02/01/28 (CME Term
SOFR 3 Month + 1.599%)(Ê) 540 533
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 685 692
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 630 553
5.502% due 01/24/36 (SOFR +
1.315%)(Ê) 600 613
KeyCorp.
5.000% due 01/26/33 890 867
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 1,129 1,082
M&T Bank Corp.
7.413% due 10/30/29 (SOFR +
2.800%)(Ê) 583 628
Main Street Capital Corp.
3.000% due 07/14/26 346 335
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 1,370 1,372
Mercury General Corp.
4.400% due 03/15/27 1,083 1,065
Morgan Stanley
3.125% due 07/27/26 195 192
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 405 355
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 750 758
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 325 242
Series 10YR
3.625% due 01/20/27 725 717
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,096 1,084
Nuveen LLC
4.000% due 11/01/28 (Þ) 295 290
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 1,136 1,079
Ohio National Financial Services, Inc.
6.800% due 01/24/30 (Þ) 250 247
Omega Healthcare Investors, Inc.
3.375% due 02/01/31 310 280
Piedmont Operating Partnership, LP
9.250% due 07/20/28 691 761
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 215 220
Prospect Capital Corp.
3.437% due 10/15/28 434 375
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 1,023 996
Radian Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 03/15/27 676 675
Realty Income Corp.
2.850% due 12/15/32 540 465
S&P Global, Inc.
2.300% due 08/15/60 360 184
Series WI
3.900% due 03/01/62 110 83
Sabra Health Care, LP
3.200% due 12/01/31 445 386
Series WI
5.125% due 08/15/26 677 677
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 605 601
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 683 655
Series WI
4.400% due 07/13/27 180 179
Service Properties Trust
3.950% due 01/15/28 162 147
4.950% due 10/01/29 319 263
4.375% due 02/15/30 300 232
Simon Property Group, LP
1.750% due 02/01/28 265 246
3.250% due 09/13/49 950 639
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 827 801
Sun Communities, Inc.
5.500% due 01/15/29 618 632
Synchrony Financial
5.625% due 08/23/27 555 563
3.950% due 12/01/27 612 596
Synovus Financial Corp.
5.625% due 02/15/28 1,019 1,024
Truist Financial Corp.
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 505 508
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 475 435
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 575 572
Unum Group
4.046% due 08/15/41 (Þ) 550 442
4.500% due 12/15/49 170 136
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 1,025 1,025
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 425 434
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 281 259
VICI Properties, LP
4.500% due 09/01/26 (Þ) 283 282
Vornado Realty, LP
2.150% due 06/01/26 146 141

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 06/01/31 328 279
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 893
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 650 661
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 1,370 1,379
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 202 190
Zions Bancorp NA
3.250% due 10/29/29 366 330
69,499
Health Care - 1.6%
AbbVie, Inc.
5.400% due 03/15/54 235 231
Series WI
3.200% due 11/21/29 265 250
4.250% due 11/21/49 685 568
Amgen, Inc.
5.150% due 03/02/28 405 412
4.200% due 02/22/52 200 157
Bristol-Myers Squibb Co.
2.550% due 11/13/50 555 327
5.550% due 02/22/54 370 365
5.650% due 02/22/64 290 284
Series WI
3.900% due 02/20/28 380 376
Cardinal Health, Inc.
4.900% due 09/15/45 275 245
Centene Corp.
2.450% due 07/15/28 800 730
3.000% due 10/15/30 1,010 884
CVS Health Corp.
4.300% due 03/25/28 15 15
4.250% due 04/01/50 1,210 906
Elevance Health, Inc.
4.750% due 02/15/30 215 216
5.200% due 02/15/35 570 571
HCA, Inc.
5.625% due 09/01/28 1,018 1,041
5.750% due 03/01/35 530 535
Series WI
3.625% due 03/15/32 585 529
Humana, Inc.
5.750% due 12/01/28 553 571
Merck & Co., Inc.
2.750% due 12/10/51 630 391
Pfizer, Inc.
4.750% due 05/19/33 540 534
2.550% due 05/28/40 330 234
Royalty Pharma PLC
Series WI
1.750% due 09/02/27 535 499
Tenet Healthcare Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 11/15/31 171 175
Toledo Hospital (The)
4.982% due 11/15/45 125 98
6.015% due 11/15/48 359 321
UnitedHealth Group, Inc.
5.875% due 02/15/53 880 891
6.050% due 02/15/63 405 417
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 1,083 1,037
Zimmer Biomet Holdings, Inc.
5.350% due 12/01/28 437 447
14,257
Materials and Processing - 0.6%
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 1,061 1,057
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 195 201
H.B. Fuller Co.
4.000% due 02/15/27 223 217
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 310 289
2.300% due 11/01/30 (Þ) 685 592
3.468% due 12/01/50 (Þ) 1,032 679
RPM International, Inc.
3.750% due 03/15/27 540 531
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 1,146 1,090
6.875% due 07/15/33 (Þ) 174 182
United States Steel Corp.
6.650% due 06/01/37 180 178
5,016
Producer Durables - 1.5%
Avnet, Inc.
6.250% due 03/15/28 1,030 1,066
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 728 716
Flowserve Corp.
3.500% due 10/01/30 265 244
Fluor Corp.
4.250% due 09/15/28 195 186
HEICO Corp.
5.250% due 08/01/28 550 560
Hexcel Corp.
3.950% due 02/15/27 1,084 1,069
Honeywell International, Inc.
4.500% due 01/15/34 395 381
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 1,102 1,068
Ingersoll Rand, Inc.
5.400% due 08/14/28 507 520
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 802 824
Kirby Corp.
4.200% due 03/01/28 1,052 1,034
Lennox International, Inc.
5.500% due 09/15/28 431 442

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Masco Corp.
1.500% due 02/15/28 501 460
Nordson Corp.
5.600% due 09/15/28 528 544
Penske Truck Leasing Co., LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 510 540
Republic Services, Inc.
5.000% due 04/01/34 340 339
RTX Corp.
4.125% due 11/16/28 980 967
6.400% due 03/15/54 405 443
Waste Management, Inc.
4.625% due 02/15/33 575 569
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 640 641
XPO, Inc.
6.250% due 06/01/28 (Þ) 1,029 1,040
13,653
Technology - 2.1%
Apple, Inc.
3.000% due 06/20/27 735 718
Belo Corp.
7.750% due 06/01/27 26 27
7.250% due 09/15/27 52 54
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 893 836
Crane NXT Co.
4.200% due 03/15/48 265 166
Dell International LLC / EMC Corp.
Series WI
6.020% due 06/15/26 555 562
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 1,170 1,129
Fiserv, Inc.
3.500% due 07/01/29 445 423
Foundry JV Holdco LLC
6.100% due 01/25/36 (Þ) 1,235 1,263
Gartner, Inc.
4.500% due 07/01/28 (Þ) 842 826
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 425 414
5.600% due 10/15/54 440 418
Intuit, Inc.
5.200% due 09/15/33 510 520
5.500% due 09/15/53 325 323
Jabil, Inc.
3.600% due 01/15/30 510 481
Kyndryl Holdings, Inc.
6.350% due 02/20/34 375 389
Marvell Technology, Inc.
4.875% due 06/22/28 325 326
5.950% due 09/15/33 215 224
Meta Platforms, Inc.
4.600% due 05/15/28 705 713
5.400% due 08/15/54 505 495
Micron Technology, Inc.
5.375% due 04/15/28 695 707
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Microsoft Corp.
3.041% due 03/17/62 1,046 680
Motorola Solutions, Inc.
4.600% due 05/23/29 770 766
2.300% due 11/15/30 225 197
NetApp, Inc.
2.700% due 06/22/30 555 497
5.700% due 03/17/35 469 468
News Corp.
3.875% due 05/15/29 (Þ) 627 591
Oracle Corp.
3.250% due 11/15/27 950 921
2.875% due 03/25/31 630 564
3.950% due 03/25/51 215 158
5.550% due 02/06/53 225 210
Seagate HDD Cayman
4.875% due 06/01/27 108 106
4.091% due 06/01/29 323 304
4.125% due 01/15/31 205 186
5.750% due 12/01/34 60 58
Skyworks Solutions, Inc.
1.800% due 06/01/26 1,071 1,032
Western Digital Corp.
4.750% due 02/15/26 88 87
Xerox Corp.
4.800% due 03/01/35 409 191
6.750% due 12/15/39 34 18
18,048
Utilities - 2.7%
Ameren Corp.
1.750% due 03/15/28 950 875
Ameren Illinois Co.
3.800% due 05/15/28 385 379
American Electric Power Co., Inc.
5.200% due 01/15/29 673 684
AT&T, Inc.
4.250% due 03/01/27 535 533
3.650% due 06/01/51 980 694
3.850% due 06/01/60 552 384
CenterPoint Energy Houston Electric
LLC
Series K2
6.950% due 03/15/33 586 656
Dominion Energy South Carolina, Inc.
6.250% due 10/15/53 943 1,012
DTE Electric Co.
Series A
1.900% due 04/01/28 275 257
Duke Energy Carolinas LLC
2.450% due 08/15/29 750 688
Duke Energy Corp.
3.300% due 06/15/41 384 284
3.750% due 09/01/46 791 583
Duke Energy Progress LLC
3.450% due 03/15/29 505 486
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 500 497
Monongahela Power Co.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.550% due 05/15/27 (Þ) 592 579
National Fuel Gas Co.
5.500% due 10/01/26 783 791
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 387 379
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 921
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,241 1,164
Oglethorpe Power Corp.
Series WI
3.750% due 08/01/50 750 531
Pacific Gas and Electric Co.
Series WI
3.300% due 12/01/27 950 911
PacifiCorp
3.500% due 06/15/29 290 277
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 865 900
Qwest Corp.
7.250% due 09/15/25 88 88
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 573 539
Southern Co. (The)
5.113% due 08/01/27 603 610
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 451 439
Sprint Capital Corp.
6.875% due 11/15/28 500 534
T-Mobile USA, Inc.
4.950% due 03/15/28 1,449 1,465
3.375% due 04/15/29 138 131
Series WI
3.750% due 04/15/27 505 498
3.300% due 02/15/51 575 384
Verizon Communications, Inc.
3.550% due 03/22/51 1,615 1,151
Virginia Electric and Power Co.
5.550% due 08/15/54 215 208
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 1,180 1,155
4.300% due 07/15/29 (Þ) 1,170 1,132
Xcel Energy, Inc.
4.000% due 06/15/28 884 866
23,665
204,406
International Debt - 13.1%
Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/47 (Þ) 779 697
ACWA Power Management and
Investments One, Ltd.
5.950% due 12/15/39 (Þ) 243 242
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 480 450
4.200% due 08/04/27 (Þ) 485 455
Adani Transmission Step-One, Ltd.
4.000% due 08/03/26 (Þ) 1,028 987
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 806 801
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 450 454
3.300% due 01/30/32 580 513
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 800 793
Series REGS
4.375% due 04/17/26 (Þ) 393 389
AGL CLO 23, Ltd.
Series 2022-23A Class A1R
5.468% due 04/20/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 2,550 2,542
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 705 689
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 600 623
Ares Loan Funding VIII, Ltd.
Series 2025-ALF8 Class A1
5.543% due 01/24/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 550 550
Ares LXVII CLO, Ltd.
Series 2025-67A Class A1R
5.493% due 01/25/38 (CME Term
SOFR 3 Month + 1.190%)(Ê)(Þ) 1,530 1,524
AstraZeneca PLC
2.125% due 08/06/50 265 147
Australia and New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 650 561
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 520 489
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 720 704
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 1,096 1,084
Banco Santander SA
5.588% due 08/08/28 760 781
3.490% due 05/28/30 600 559
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 717 662
Barclays PLC
4.836% due 05/09/28 295 294

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 775 814
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 1,095 1,140
Barings CLO, Ltd.
Series 2025-1A Class A
5.415% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,400 1,397
Series 2025-1A Class A1R2
5.562% due 01/15/38 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 3,040 3,033
BAT Capital Corp.
2.259% due 03/25/28 898 839
Series WI
4.540% due 08/15/47 640 512
Bellemeade Re, Ltd.
Series 2021-3A Class A2
5.734% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,380
Series 2023-1 Class M1A
6.934% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 1,426 1,428
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 686 713
BNP Paribas SA
4.625% due 03/13/27 (Þ) 847 843
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 1,095 1,115
British Airways Pass-Through Trust
3.800% due 09/20/31 (Þ) 529 508
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 670
Canadian Pacific Railway Co.
6.125% due 09/15/15 656 665
Cellnex Telecom SA
3.875% due 07/07/41 (Þ) 650 509
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 834 811
Cencosud SA
4.375% due 07/17/27 (Þ) 1,172 1,155
CI Financial Corp.
3.200% due 12/17/30 364 318
Credit Agricole SA
3.250% due 01/14/30 (Þ) 750 690
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 1,115 1,075
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 580 575
Danske Bank A/S
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 1,160 1,192
Deutsche Bank AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 276 270
Deutsche Telekom International
Finance BV
4.375% due 06/21/28 (Þ) 705 702
Diageo Capital PLC
5.625% due 10/05/33 650 675
Eagle RE, Ltd.
Series 2021-2 Class M1C
8.184% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 1,565 1,583
Series 2021-2 Class M2
8.984% due 04/25/34 (SOFR 30 Day
Average + 4.250%)(Ê)(Þ) 1,650 1,712
Emera US Finance, LP
Series WI
3.550% due 06/15/26 1,167 1,149
Enbridge, Inc.
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 424 431
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 625 618
Enel Finance International NV
7.750% due 10/14/52 (Þ) 820 984
Eni USA, Inc.
7.300% due 11/15/27 1,009 1,074
Eurosail PLC
Series 2006-2A Class B1B
5.347% due 12/15/44 (SOFR +
0.502%)(Ê)(Þ) 283 282
Export-Import Bank of Korea (The)
4.875% due 01/11/26 1,160 1,164
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 683 684
Flatiron CLO 26, Ltd.
Series 2024-4A Class A
5.772% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 3,000 2,998
Flatiron RR CLO, Ltd.
Series 2025-30A Class A1
1.000% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 1,100 1,100
Fortis, Inc.
Series WI
3.055% due 10/04/26 1,105 1,080
Fresenius Medical Care US Finance
III, Inc.
1.875% due 12/01/26 (Þ) 1,184 1,131
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 650 654
5.893% due 04/04/54 (Þ) 320 312
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.725% due 09/17/36 (CME Term
SOFR 1 Month + 1.114%)(Ê)(Þ) 981 979

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HSBC Holdings PLC
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 600 638
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 325 328
7.625% due 05/17/32 669 737
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 599 586
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 1,737 1,712
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 892 850
InRetail Consumer
3.250% due 03/22/28 (Þ) 1,159 1,093
JDE Peet's NV
1.375% due 01/15/27 (Þ) 1,105 1,038
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 786 794
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,095 1,113
3.574% due 11/07/28 (USD 3 Month
LIBOR + 1.205%)(Ê) 248 241
LSEGA Financing PLC
2.000% due 04/06/28 (Þ) 747 695
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 130 134
5.150% due 03/17/30 (Þ) 445 440
6.500% due 03/26/31 (Þ) 180 187
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 2,865 2,741
Magnetite XXIX, Ltd.
Series 2024-29A Class AR
6.592% due 07/15/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 820 820
Magnetite XXVI, Ltd.
Series 2025-26A Class AR2
5.416% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 1,410 1,403
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 1,090 1,071
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 139 149
Mercedes-Benz Finance NA LLC
4.800% due 03/30/28 (Þ) 485 487
Methanex Corp.
5.250% due 12/15/29 147 141
5.650% due 12/01/44 151 125
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 1,101 1,083
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 835 852
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 810 704
NBK Tier 1 Financing 2, Ltd.
1.625% due 09/15/27 (SOFR +
1.050%)(Ê)(Þ) 667 637
Nokia OYJ
4.375% due 06/12/27 1,157 1,143
Oaktown Re, Ltd.
Series 2021-1A Class M1C
7.734% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 749 756
Open Text Corp.
6.900% due 12/01/27 (Þ) 323 334
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 95 95
Prosus NV
4.850% due 07/06/27 (Þ) 1,160 1,154
3.832% due 02/08/51 (Þ) 710 456
QBE Insurance Group, Ltd.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 775 775
Radnor RE, Ltd.
Series 2021-1 Class M1C
7.434% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 165 166
Series 2023-1 Class M1A
7.434% due 07/25/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 883 882
Regatta XX Funding, Ltd.
Series 2025-2A Class AR
5.489% due 01/15/38 (CME Term
SOFR 3 Month + 1.180%)(Ê)(Þ) 3,200 3,187
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 633 617
Renesas Electronics Corp.
2.170% due 11/25/26 (Þ) 530 508
Republic of Poland Government
International Bond
4.875% due 02/12/30 3,555 3,588
Republic of South Africa Government
International Bond
7.100% due 11/19/36 (Þ) 1,499 1,456
Rogers Communications, Inc.
5.000% due 02/15/29 275 275
5.300% due 02/15/34 535 525
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 510 508
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 386 378
Santander UK Group Holdings PLC
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 1,228 1,180
Scentre Group Trust 2
Series 144A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 710 695
Sigma Finance Netherlands BV
4.875% due 03/27/28 (Þ) 687 683
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 655 657
Societe Generale SA
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 1,149 1,106
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 195 205
Suncor Energy, Inc.
7.000% due 11/15/28 746 802
SURA Asset Management SA
4.375% due 04/11/27 (Þ) 687 685
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 874 885
Suzano International Finance BV
5.500% due 01/17/27 622 628
Telecom Italia Capital SA
6.000% due 09/30/34 142 136
7.200% due 07/18/36 134 135
Tesco PLC
6.150% due 11/15/37 (Þ) 623 634
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 1,699 1,705
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 1,098 1,075
TransAlta Corp.
6.500% due 03/15/40 182 172
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 430 403
UBS Group AG
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 600 513
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 750 916
UniCredit SpA
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 32 32
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 52 55
United Utilities PLC
6.875% due 08/15/28 800 847
UPM-Kymmene OYJ
7.450% due 11/26/27 (Þ) 699 741
Var Energi ASA
7.500% due 01/15/28 (Þ) 788 834
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 11/15/32 (Þ) 268 302
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 699 721
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 819 788
114,091
Mortgage-Backed Securities - 28.8%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (CME Term
SOFR 1 Month + 0.514%)(Ê) 211 134
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
5.794% due 08/15/34 (CME Term
SOFR 1 Month + 1.184%)(Ê)(Þ) 1,271 1,269
Series 2021-FL4 Class A
5.784% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 807 807
Series 2022-FL1 Class A
6.256% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 1,572 1,571
Barclays Mortgage Loan Trust
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 561 554
BDS LLC
Series 2022-FL11 Class ATS
6.406% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 2,718 2,717
Series 2025-FL14 Class A
5.582% due 10/21/42 (CME Term
SOFR 1 Month + 1.282%)(Ê)(Þ) 697 696
BX Commercial Mortgage Trust
Series 2021-CIP Class D
6.395% due 12/15/38 (CME Term
SOFR 1 Month + 1.785%)(Ê)(Þ) 2,450 2,436
Series 2024-MDHS Class A
5.961% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 2,436 2,436
Series 2024-MDHS Class B
6.450% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 1,474 1,468
BX Trust
Series 2024-BIO Class C
7.249% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 5,702 5,624
Series 2025-ROIC Class C
5.843% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 1,025 1,015
Series 2025-ROIC Class D
6.293% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 3,454 3,420
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
7.457% due 12/15/37 (CME Term
SOFR 1 Month + 2.847%)(Ê)(Þ) 987 986
Series 2021-CX2 Class A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.700% due 11/10/46 (Þ) 3,322 2,783
Series 2021-CX2 Class C
2.864% due 11/10/46 (~)(Ê)(Þ) 3,244 2,588
Chase Home Lending Mortgage Trust
Series 2025-3 Class A11
5.647% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,460 1,460
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 787
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 200 179
DK Trust
Series 2024-SPBX Class A
6.109% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 751 751
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 1,535 1,536
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
6.244% due 11/15/38 (CME Term
SOFR 1 Month + 1.634%)(Ê)(Þ) 2,547 2,532
Fannie Mae
2.600% due 2031 372 335
6.000% due 2032 6 6
5.000% due 2033 2 2
5.500% due 2034 5 5
4.500% due 2035 126 126
5.500% due 2037 39 41
5.500% due 2038 158 163
6.000% due 2039 14 15
4.000% due 2040 104 100
5.500% due 2040 198 205
6.000% due 2040 43 45
4.000% due 2041 156 151
6.000% due 2041 69 72
3.500% due 2043 372 346
4.000% due 2044 361 345
3.500% due 2045 444 409
3.000% due 2046 64 57
3.500% due 2046 92 86
4.000% due 2046 432 410
4.500% due 2046 156 153
3.000% due 2047 261 232
3.500% due 2047 201 186
4.000% due 2047 36 34
4.500% due 2048 510 500
5.000% due 2048 99 99
3.000% due 2049 2,980 2,613
4.000% due 2049 491 465
5.000% due 2049 224 224
2.500% due 2050 5,631 4,709
3.000% due 2050 5,618 4,935
2.000% due 2051 10,931 8,756
2.500% due 2051 443 374
4.000% due 2052 4,709 4,394
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 2053 6,777 6,494
5.000% due 2053 2,827 2,780
5.500% due 2053 4,170 4,186
30 Year TBA(Ï)
5.000% 1,999 1,959
5.500% 7,150 7,140
6.000% 24,599 24,980
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 1 1
Series 2004-W5 Class A1
6.000% due 02/25/47 79 80
Series 2005-24 Class ZE
5.000% due 04/25/35 58 59
FIGRE Trust
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,504 1,505
Freddie Mac
5.500% due 2038 124 129
6.000% due 2038 35 37
5.000% due 2040 62 62
4.000% due 2041 448 432
4.500% due 2041 65 65
5.500% due 2041 75 77
3.500% due 2043 238 223
4.000% due 2044 164 157
3.500% due 2045 346 320
4.000% due 2045 172 164
3.000% due 2046 1,207 1,077
4.000% due 2046 79 75
3.000% due 2047 432 386
3.000% due 2048 65 58
4.000% due 2048 470 446
4.500% due 2048 125 121
3.000% due 2049 151 133
2.500% due 2050 1,373 1,165
3.000% due 2050 2,288 2,012
2.000% due 2051 1,854 1,487
2.500% due 2051 65 55
4.000% due 2052 5,740 5,362
4.500% due 2052 6,615 6,341
5.500% due 2053 4,345 4,353
6.000% due 2054 3,845 3,908
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 21 21
Series 2006-R007 Class ZA
6.000% due 05/15/36 73 76
Series 2010-3632 Class PK
5.000% due 02/15/40 27 27
Series 2010-3653 Class B
4.500% due 04/15/30 46 46
Series 2012-4010 Class KM
3.000% due 01/15/42 27 26
Ginnie Mae II
2.500% due 2052 5,970 5,095
6.500% due 2054 4,603 4,716

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
30 Year TBA(Ï)
5.000% 4,000 3,934
5.500% 5,285 5,295
6.000% 15,000 15,222
6.500% 12,100 12,384
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 1,899 1,884
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 60
Hudson Yards Mortgage Trust
Series 2025-SPRL Class A
5.467% due 01/13/40 (~)(Ê)(Þ) 971 988
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 68 61
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 116 102
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 2,934 2,716
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,519 2,315
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 658 579
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,468 2,166
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,129 990
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,479 2,174
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,173 1,049
Series 2024-HE2 Class A1
6.524% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,613 1,612
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 834 836
Series 2025-CES2 Class A1
5.592% due 06/25/55 (Š)(Þ) 2,624 2,627
Series 2025-HE1 Class A1
5.503% due 08/25/55 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 3,288 3,282
Series 2025-HE1 Class M1
5.753% due 08/25/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 2,200 2,197
MF1 LLC
Series 2022-FL9 Class A
6.756% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,948 3,946
Series 2024-FL14 Class A
6.348% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 1,890 1,892
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
5.234% due 04/15/38 (CME Term
SOFR 1 Month + 0.915%)(Ê)(Þ) 1,524 1,518
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 61
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 10
PRPM LLC
Series 2020-6 Class A1
6.363% due 11/25/25 (~)(Ê)(Þ) 264 264
Series 2024-1 Class A1
6.959% due 02/25/29 (~)(Ê)(Þ) 2,532 2,537
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 916 915
Series 2024-RCF6 Class A1
4.000% due 10/25/54 (~)(Ê)(Þ) 1,728 1,676
Series 2025-RCF1 Class A1
4.500% due 02/25/55 (~)(Ê)(Þ) 1,640 1,617
RCKT Mortgage Trust
Series 2023-CES2 Class A1A
6.808% due 09/25/43 (~)(Ê)(Þ) 648 653
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 880 883
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 3,292 3,294
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 3,558 3,558
RFR TRUST
Series 2025-SGRM Class B
5.863% due 03/11/29 (~)(Ê)(Þ) 2,742 2,751
Series 2025-SGRM Class C
6.013% due 03/11/29 (~)(Ê)(Þ) 2,385 2,392
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 54 50
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
5.743% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,633 1,629
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 1,599 1,613
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 308 259
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 795 673
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.927% due 06/20/44 (~)(Ê)(Þ) 80 77
250,919
Non-US Bonds - 6.5%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 3,500 3,340
Colombian TES

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
6.000% due 04/28/28 COP 3,400,200 723
13.250% due 02/09/33 COP 10,885,000 2,752
EMF-UK PLC
Series 2008-1X Class A1A
5.999% due 03/13/46 (SONIA +
1.099%)(Ê)(Þ) GBP 341 439
Eurosail-UK PLC
Series 2007-6NCX Class A3A
5.719% due 09/13/45 (SONIA +
0.819%)(Ê)(Þ) GBP 326 418
Hellenic Republic Government
International Bond
3.625% due 06/15/35 (Þ) EUR 1,793 1,951
4.125% due 06/15/54 (Þ) EUR 1,092 1,148
Iceland Rikisbref
6.500% due 01/24/31 ISK 173,264 1,287
Japan 30 Year Government
International Bond
Series 81
1.600% due 12/20/53 JPY 401,050 2,195
Series 84
2.100% due 09/20/54 JPY 260,900 1,602
Japan 40 Year Government
International Bond
Series 13
0.500% due 03/20/60 JPY 369,850 1,298
Series 17
2.200% due 03/20/64 JPY 109,200 647
Mexican Bonos
Series M
5.500% due 03/04/27 MXN 67,200 3,109
8.500% due 03/01/29 MXN 29,230 1,413
Mexico Government International
Bond
2.250% due 08/12/36 EUR 243 197
5.125% due 05/04/37 EUR 494 518
4.000% due 03/15/15 EUR 1,011 711
Parkmore Point RMBS PLC
Series 2022-1A Class A
6.282% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,497 1,938
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 3,730 3,701
Series 14-2
7.470% due 11/12/26 MXN 74,930 3,492
Romanian Government International
Bond
5.500% due 09/18/28 (Þ) EUR 1,100 1,233
5.875% due 07/11/32 (Þ) EUR 1,632 1,754
5.625% due 02/22/36 (Þ) EUR 708 707
Series REGS
2.750% due 02/26/26 (Þ) EUR 1,718 1,855
5.000% due 09/27/26 (Þ) EUR 1,268 1,405
6.625% due 09/27/29 (Þ) EUR 981 1,135
1.750% due 07/13/30 (Þ) EUR 2,011 1,816
2.124% due 07/16/31 (Þ) EUR 1,787 1,576
3.750% due 02/07/34 (Þ) EUR 2,270 2,034
2.625% due 12/02/40 (Þ) EUR 1,845 1,202
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 04/13/42 (Þ) EUR 1,465 956
4.625% due 04/03/49 (Þ) EUR 424 340
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.027% due 05/17/31 (SONIA +
1.300%)(Ê)(Þ) GBP 496 639
United Kingdom Gilt Bonds
4.375% due 07/31/54 (Þ) GBP 4,500 5,031
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 1,628 2,133
56,695
United States Government Treasuries - 6.1%
United States Treasury Notes
2.250% due 03/31/26 2,237 2,198
1.625% due 05/15/26 1,918 1,867
1.500% due 08/15/26 591 571
1.625% due 09/30/26 2,330 2,252
4.625% due 11/15/26 1,190 1,202
4.250% due 12/31/26 2,503 2,516
2.375% due 05/15/27 1,490 1,444
0.375% due 07/31/27 1,597 1,473
0.500% due 08/31/27 1,215 1,121
0.750% due 01/31/28 1,272 1,166
2.750% due 02/15/28 2,074 2,010
2.875% due 05/15/28 1,298 1,259
3.125% due 11/15/28 163 159
5.250% due 11/15/28 1,538 1,604
4.250% due 02/28/29 395 400
4.125% due 03/31/29 1,670 1,682
2.375% due 05/15/29 1,950 1,836
4.000% due 07/31/29 420 421
4.000% due 10/31/29 1,071 1,073
1.750% due 11/15/29 691 628
4.375% due 12/31/29 1,229 1,251
0.625% due 08/15/30 2,294 1,924
0.875% due 11/15/30 1,017 858
1.125% due 02/15/31 760 647
1.250% due 08/15/31 925 780
1.875% due 02/15/32 797 692
2.750% due 08/15/32 1,815 1,660
3.375% due 05/15/33 444 421
3.875% due 08/15/33 300 294
4.500% due 11/15/33 1,385 1,418
4.000% due 02/15/34 1,600 1,578
4.375% due 05/15/34 195 198
3.875% due 08/15/34 819 798
4.250% due 11/15/34 1,588 1,593
4.625% due 02/15/35 1,481 1,530
4.500% due 02/15/36 385 396
1.375% due 11/15/40 631 410
3.125% due 11/15/41 490 409
2.750% due 11/15/42 780 606
3.125% due 02/15/43 538 441
2.875% due 05/15/43 764 601
4.625% due 11/15/44 668 669
2.875% due 08/15/45 779 597
3.000% due 05/15/47 848 651

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 11/15/47 133 97
3.000% due 02/15/48 472 360
3.125% due 05/15/48 593 461
3.375% due 11/15/48 549 446
2.875% due 05/15/49 183 135
1.250% due 05/15/50 429 213
2.375% due 05/15/51 925 605
2.000% due 08/15/51 581 346
1.875% due 11/15/51 568 327
4.000% due 11/15/52 445 401
4.250% due 02/15/54 415 391
4.625% due 05/15/54 460 462
4.500% due 11/15/54 1,936 1,908
53,456
Total Long-Term Fixed
Income Investments
(cost $742,380) 724,496
Short-Term Investments - 23.0%
U.S. Cash Management Fund(@) 107,329,066(∞) 107,297
United States Treasury Bills
3.962% due 04/15/25 (ž) 1,300 1,298
4.107% due 05/01/25 (ž) 17,560 17,498
4.231% due 06/05/25 (ž) 26,021 25,823
4.229% due 06/12/25 (ž) 48,905 48,495
Total Short-Term Investments
(cost $200,426) 200,411
Total Investments - 106.0%
(identified cost $942,806) 924,907
Other Assets and Liabilities,
Net - (6.0)%
(52,673)
Net Assets - 100.0%
872,234

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
33.6%
200 Park Funding Trust 02/25/25 530,000 100.00 530
524
Abu Dhabi Crude Oil Pipeline LLC 07/12/24 779,000 90.16 702
697
ACWA Power Management and Investments One, Ltd. 01/11/24 243,111 97.14 236
242
Adani Ports & Special Economic Zone, Ltd. 02/11/25 480,000 94.86 455
450
Adani Ports & Special Economic Zone, Ltd. 02/11/25 485,000 95.16 461
455
Adani Transmission Step-One, Ltd. 02/11/25 1,028,000 96.80 995
987
Africa Finance Corp. 11/02/21 393,000 101.12 397
389
Africa Finance Corp. 09/13/22 800,000 99.60 797
793
AGL CLO 23, Ltd. 01/31/25 2,550,000 100.00 2,550
2,542
Aircastle, Ltd. 08/03/22 1,007,000 90.68 913
951
Aircastle, Ltd. 10/30/24 1,160,000 102.20 1,185
1,192
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 160,000 97.86 157
160
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 08/20/24 50,000 93.85 47
46
Alimentation Couche-Tard, Inc. 09/12/23 705,000 95.71 675
689
Allianz SE 10/30/24 600,000 106.16 637
623
American Tower Trust #1 06/21/23 5,247,000 100.98 5,298
5,330
American Tower Trust #1 05/08/24 903,000 94.07 849
874
Andorra Government International Bond 04/28/21 EUR 3,500,000 115.89 4,056
3,340
Antero Resources Corp. 01/07/25 424,000 97.36 413
416
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 1,270,953 99.97 1,271
1,269
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 807,486 100.00 807
807
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 1,571,508 99.98 1,571
1,571
Ares Finance Co. III LLC 08/08/24 1,019,000 94.56 964
986
Ares Loan Funding VIII, Ltd. 12/19/24 550,000 100.00 550
550
Ares LXVII CLO, Ltd. 01/21/25 1,530,000 100.00 1,530
1,524
Audax Senior Debt CLO 12 LLC 02/21/25 1,770,000 100.00 1,770
1,769
Australia and New Zealand Banking Group, Ltd. 10/30/24 650,000 85.43 555
561
Aviation Capital Group LLC 11/12/24 220,000 97.31 214
215
Avolon Holdings Funding, Ltd. 10/30/24 520,000 93.34 485
489
AXIS Equipment Finance Receivables XIV LLC 07/23/24 1,128,000 100.14 1,130
1,141
Banco de Bogota SA 12/12/24 720,000 97.28 700
704
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 08/08/24 1,096,000 97.76 1,071
1,084
Barclays Mortgage Loan Trust 03/26/24 561,416 97.44 547
554
Barings CLO, Ltd. 12/20/24 3,040,000 100.00 3,040
3,033
Barings CLO, Ltd. 02/14/25 1,400,000 100.00 1,400
1,397
BDS LLC 04/04/22 2,718,358 100.00 2,718
2,717
BDS LLC 02/21/25 697,000 99.75 695
696
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,380
2,380
Bellemeade Re, Ltd. 10/18/23 1,426,000 100.00 1,426
1,428
Bimbo Bakeries USA, Inc. 02/11/25 686,000 102.69 704
713
Blackstone Holdings Finance Co. LLC 10/30/24 510,000 85.51 436
435
BNP Paribas SA 06/10/20 847,000 102.83 871
843
BNP Paribas SA 10/30/24 1,095,000 101.29 1,109
1,115
BRAVO Residential Funding Trust 10/09/24 602,548 100.00 603
601
British Airways Pass-Through Trust 12/06/24 528,871 96.73 512
508
Business Jet Securities LLC 09/06/24 950,680 100.00 951
944
BX Commercial Mortgage Trust 12/02/21 2,449,756 99.89 2,447
2,436
BX Commercial Mortgage Trust 05/02/24 2,436,187 99.76 2,430
2,436
BX Commercial Mortgage Trust 05/02/24 1,473,822 99.76 1,470
1,468
BX Trust 01/24/24 5,702,000 99.76 5,688
5,624
BX Trust 02/20/25 3,454,000 99.75 3,446
3,420
BX Trust 02/20/25 1,025,000 99.75 1,022
1,015
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.10 988
986
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.62 3,409
2,783
CAMB Commercial Mortgage Trust 09/24/24 3,244,000 81.45 2,642
2,588
Carnival Corp. 09/16/24 1,110,000 96.72 1,074
1,061
Cellnex Telecom SA 10/30/24 650,000 78.75 512
509
Cencosud SA 09/12/23 1,172,000 95.29 1,117
1,155
CF Industries, Inc. 12/07/23 1,061,000 98.38 1,044
1,057
Chase Home Lending Mortgage Trust 03/14/25 1,460,000 100.00 1,460
1,460
Churchill Middle Market CLO LLC 02/24/25 1,670,000 100.00 1,670
1,670
CLI Funding IX LLC 07/24/24 1,220,754 100.49 1,227
1,233
Columbia Pipelines Operating Co. LLC 09/12/23 241,000 99.52 240
251
Credit Agricole SA 03/06/24 1,115,000 93.64 1,044
1,075
Credit Agricole SA 10/30/24 750,000 91.34 685
690
Daimler Truck Finance North America LLC 10/30/24 580,000 100.72 584
575
Danske Bank A/S 10/30/24 1,160,000 102.03 1,184
1,192
DBGS Mortgage Trust 04/03/19 985,000 100.98 995
787

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/16/24 918,000 96.97 890
914
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 200,014 100.38 201
179
Deutsche Telekom International Finance BV 09/16/24 705,000 100.58 709
702
DK Trust 03/01/24 751,000 100.00 751
751
DLLAA LLC 07/25/23 1,676,000 100.00 1,676
1,722
DLLAA LLC 01/14/25 1,370,000 99.96 1,370
1,394
Dresdner Funding Trust I 04/29/24 331,000 105.99 351
362
Eagle RE, Ltd. 04/13/23 1,565,438 101.79 1,593
1,583
Eagle RE, Ltd. 01/11/24 1,650,000 103.60 1,709
1,712
Ellington Financial Mortgage Trust 12/10/24 1,535,130 100.00 1,535
1,536
Elmwood CLO 39, Ltd. 02/18/25 1,300,000 100.00 1,300
1,297
ELP Commercial Mortgage Trust 11/01/21 2,547,035 98.49 2,509
2,532
EMF-UK PLC 06/24/22 GBP 340,535 121.07 412
439
Enel Finance International NV 10/03/24 820,000 128.12 1,051
984
Entegris Escrow Corp. 07/02/24 1,170,000 96.78 1,132
1,129
Eurosail PLC 02/27/23 283,125 97.87 277
282
Eurosail-UK PLC 01/21/21 GBP 326,063 135.75 443
418
Ferguson Finance PLC 05/06/24 1,089,000 97.77 1,065
1,081
FIGRE Trust 03/19/24 1,900,696 100.03 1,901
1,914
FIGRE Trust 07/19/24 1,937,767 101.26 1,962
1,967
FIGRE Trust 09/09/24 1,111,778 100.00 1,112
1,106
FIGRE Trust 10/31/24 2,523,747 100.00 2,524
2,533
FIGRE Trust 12/11/24 1,504,437 100.00 1,504
1,505
FIGRE Trust 02/20/25 421,070 103.49 436
437
FIGRE Trust 03/20/25 1,400,000 100.00 1,400
1,400
Flatiron CLO 26, Ltd. 11/01/24 3,000,000 100.00 3,000
2,998
Flatiron RR CLO, Ltd. 03/24/25 1,100,000 100.00 1,100
1,100
Foundry JV Holdco LLC 02/04/25 1,235,000 99.93 1,234
1,263
Fresenius Medical Care US Finance III, Inc. 02/06/23 1,184,000 93.78 1,110
1,131
Gartner, Inc. 12/07/23 842,000 95.99 808
826
Glencore Funding LLC 10/30/24 320,000 101.04 323
312
Glencore Funding LLC 10/30/24 650,000 101.30 658
654
GS Mortgage Securities Trust 08/04/23 1,899,000 96.15 1,826
1,884
Hellenic Republic Government International Bond 04/24/24 EUR 1,092,000 104.84 1,145
1,148
Hellenic Republic Government International Bond 01/14/25 EUR 1,793,000 102.86 1,844
1,951
HGI CRE CLO, Ltd. 09/17/21 981,219 100.00 981
979
High Street Funding Trust III 02/27/25 296,000 100.00 296
291
HMH Trust 06/09/17 1,170,000 99.96 1,170
60
Hudson Yards Mortgage Trust 01/07/25 971,000 100.00 971
988
Hyundai Capital America 10/30/24 360,000 91.81 330
332
Hyundai Capital America 10/30/24 520,000 93.97 489
490
ICICI Bank, Ltd. 10/03/24 599,000 98.47 590
586
Imperial Brands Finance PLC 08/07/23 1,737,000 97.70 1,695
1,712
Indianapolis Power & Light Co. 10/30/24 500,000 101.39 507
497
Infraestructura Energetica Nova SAPI de CV 07/06/22 892,000 95.36 851
850
InRetail Consumer 02/06/24 1,159,000 92.64 1,074
1,093
International Flavors & Fragrances, Inc. 10/03/23 1,032,000 56.95 588
679
International Flavors & Fragrances, Inc. 10/30/24 685,000 86.18 590
592
International Flavors & Fragrances, Inc. 10/30/24 310,000 92.62 287
289
JDE Peet's NV 09/12/23 1,105,000 92.62 1,023
1,038
JPMorgan Mortgage Trust 06/05/20 67,552 102.76 69
61
JPMorgan Mortgage Trust 03/30/21 115,902 101.91 118
102
JPMorgan Mortgage Trust 04/26/21 2,933,792 102.05 2,994
2,716
JPMorgan Mortgage Trust 06/24/21 2,519,252 102.32 2,578
2,315
JPMorgan Mortgage Trust 01/26/22 2,468,394 99.16 2,448
2,166
JPMorgan Mortgage Trust 02/24/22 1,129,047 97.67 1,103
990
JPMorgan Mortgage Trust 03/23/22 2,478,709 96.33 2,388
2,174
JPMorgan Mortgage Trust 04/27/22 1,173,344 95.88 1,125
1,049
JPMorgan Mortgage Trust 04/20/23 658,190 88.88 585
579
JPMorgan Mortgage Trust 09/27/23 1,125,020 100.00 1,125
1,132
JPMorgan Mortgage Trust 02/27/24 647,026 100.00 647
649
JPMorgan Mortgage Trust 05/29/24 1,613,072 100.21 1,616
1,612
JPMorgan Mortgage Trust 12/18/24 616,623 100.37 619
617
JPMorgan Mortgage Trust 01/29/25 833,735 100.00 834
836
JPMorgan Mortgage Trust 02/26/25 2,200,000 100.00 2,200
2,197
JPMorgan Mortgage Trust 02/26/25 3,287,688 100.00 3,288
3,282
JPMorgan Mortgage Trust 03/18/25 2,624,000 100.00 2,624
2,627
Kubota Credit Owner Trust 02/14/24 1,716,000 99.98 1,716
1,746

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Kubota Credit Owner Trust 06/18/24 660,000 99.99 660
673
LG Energy Solution, Ltd. 08/08/24 786,000 100.94 793
794
LPL Holdings, Inc. 08/08/24 1,129,000 94.91 1,071
1,082
LSEGA Financing PLC 09/16/24 747,000 93.98 702
695
Macquarie Airfinance Holdings, Ltd. 10/30/24 130,000 102.75 134
134
Macquarie Airfinance Holdings, Ltd. 10/30/24 180,000 103.55 186
187
Macquarie Airfinance Holdings, Ltd. 10/30/24 445,000 98.13 437
440
Macquarie Group, Ltd. 10/30/24 2,865,000 94.82 2,717
2,741
Magnetite XXIX, Ltd. 09/17/24 820,000 100.20 822
820
Magnetite XXVI, Ltd. 01/28/25 1,410,000 100.00 1,410
1,403
Marks & Spencer PLC 09/16/24 139,000 110.03 153
149
Mars, Inc. 03/05/25 290,000 99.42 288
290
Mars, Inc. 03/05/25 460,000 99.46 458
459
Mars, Inc. 03/05/25 150,000 99.80 150
151
Mars, Inc. 03/05/25 590,000 99.83 589
593
Mattel, Inc. 02/11/25 682,000 94.53 645
646
Mercedes-Benz Finance NA LLC 01/07/25 485,000 99.27 481
487
MF1 LLC 05/13/22 3,948,038 99.18 3,915
3,946
MF1 LLC 03/17/25 1,890,000 100.19 1,894
1,892
MHC Commercial Mortgage Trust 04/06/21 1,524,161 99.28 1,513
1,518
Midwest Connector Capital Co. LLC 03/25/25 854,000 98.92 845
847
MISC Capital Two Labuan, Ltd. 09/12/23 1,101,000 96.38 1,061
1,083
MMAF Equipment Finance LLC 01/17/24 1,160,000 99.99 1,160
1,174
MMAF Equipment Finance LLC 01/22/25 1,250,000 99.96 1,249
1,267
Monongahela Power Co. 01/11/24 592,000 97.01 574
579
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.20 11
10
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 0.71 62
61
National Australia Bank, Ltd. 10/30/24 810,000 86.26 699
704
NBK Tier 1 Financing 2, Ltd. 12/12/24 667,000 95.08 634
637
New York State Electric & Gas Corp. 10/16/23 387,000 95.60 370
379
News Corp. 02/11/25 627,000 94.20 591
591
NGPL PipeCo LLC 09/26/19 553,000 123.71 684
623
Nissan Motor Acceptance Co. LLC 03/07/25 695,000 102.02 709
707
NRG Energy, Inc. 03/06/24 1,241,000 92.55 1,149
1,164
Nuveen LLC 10/30/24 295,000 97.71 288
290
Oaktown Re, Ltd. 09/28/21 748,578 101.42 759
756
Ohio National Financial Services, Inc. 09/16/24 250,000 101.05 253
247
Open Text Corp. 08/07/23 323,000 101.05 326
334
Parkmore Point RMBS PLC 02/07/23 GBP 1,497,116 118.49 1,774
1,938
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/30/24 510,000 105.31 537
540
Petroleos Mexicanos 04/02/24 EUR 3,730,000 95.84 3,575
3,701
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 95,000 95.88 91
95
Prosus NV 07/12/24 1,160,000 98.41 1,142
1,154
Prosus NV 10/30/24 710,000 67.38 478
456
PRPM LLC 12/01/20 263,798 100.00 264
264
PRPM LLC 02/23/24 2,531,710 100.00 2,532
2,537
PRPM LLC 10/07/24 1,728,124 96.80 1,673
1,676
PRPM LLC 11/08/24 915,592 100.00 916
915
PRPM LLC 02/03/25 1,640,165 97.88 1,605
1,617
QBE Insurance Group, Ltd. 10/30/24 775,000 99.94 775
775
Radnor RE, Ltd. 07/27/23 882,823 100.00 883
882
Radnor RE, Ltd. 11/28/23 165,280 100.69 166
166
RCKT Mortgage Trust 09/13/23 647,558 99.97 647
653
RCKT Mortgage Trust 02/15/24 1,036,470 99.98 1,036
1,041
RCKT Mortgage Trust 03/19/24 1,406,605 99.98 1,406
1,415
RCKT Mortgage Trust 08/14/24 1,100,253 99.99 1,100
1,096
RCKT Mortgage Trust 12/12/24 880,019 100.67 886
883
RCKT Mortgage Trust 12/12/24 3,292,123 99.99 3,292
3,294
RCKT Mortgage Trust 01/17/25 1,040,062 101.62 1,057
1,053
RCKT Mortgage Trust 02/26/25 3,558,282 100.00 3,558
3,558
Regatta XX Funding, Ltd. 01/28/25 3,200,000 100.00 3,200
3,187
Reliance Industries, Ltd. 02/06/24 633,000 96.56 611
617
Renesas Electronics Corp. 12/11/23 530,000 94.30 500
508
Republic of South Africa Government International Bond 11/12/24 1,499,000 100.00 1,499
1,456
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 247,000 89.65 221
220
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 127,000 89.82 114
113
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/16/24 119,000 87.26 104
101
RFR TRUST 02/18/25 2,742,000 100.00 2,742
2,751

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
RFR TRUST 02/18/25 2,385,000 100.00 2,385
2,392
Rockies Express Pipeline LLC 04/29/24 100,000 91.58 92
94
Rockies Express Pipeline LLC 04/29/24 190,000 96.24 183
186
Rockies Express Pipeline LLC 09/17/24 99,000 104.91 104
100
Rockies Express Pipeline LLC 12/03/24 100,000 96.52 97
96
Rogers Communications, Inc. 08/06/24 386,000 97.22 375
378
Romanian Government International Bond 02/23/21 EUR 1,845,000 104.21 1,923
1,202
Romanian Government International Bond 07/08/21 EUR 1,465,000 108.50 1,590
956
Romanian Government International Bond 02/24/22 EUR 1,787,000 88.21 1,576
1,576
Romanian Government International Bond 02/24/22 EUR 424,000 99.71 423
340
Romanian Government International Bond 09/21/22 EUR 1,718,000 97.33 1,672
1,855
Romanian Government International Bond 09/11/23 EUR 1,100,000 107.44 1,182
1,233
Romanian Government International Bond 09/12/23 EUR 2,011,000 88.24 1,775
1,816
Romanian Government International Bond 02/15/24 EUR 708,000 106.78 756
707
Romanian Government International Bond 02/27/24 EUR 1,268,000 110.22 1,398
1,405
Romanian Government International Bond 04/19/24 EUR 2,270,000 94.37 2,142
2,034
Romanian Government International Bond 03/25/25 EUR 981,000 116.16 1,140
1,135
Romanian Government International Bond 03/26/25 EUR 1,632,000 107.19 1,749
1,754
Saluda Grade Alternative Mortgage Trust 02/07/24 723,796 102.06 739
746
Saluda Grade Alternative Mortgage Trust 04/05/24 2,261,227 99.99 2,261
2,284
Saluda Grade Alternative Mortgage Trust 03/13/25 1,256,933 102.50 1,288
1,292
Sammons Financial Group, Inc. 10/30/24 605,000 98.26 594
601
Scentre Group Trust 2 10/30/24 710,000 98.42 699
695
Sealed Air Corp. 04/29/24 174,000 100.92 176
182
Sealed Air Corp. 10/02/24 1,146,000 95.48 1,094
1,090
Sequoia Mortgage Trust 10/21/16 53,975 102.43 55
50
Sigma Finance Netherlands BV 08/08/24 687,000 99.25 682
683
SMBC Aviation Capital Finance DAC 10/30/24 655,000 100.59 659
657
Smithfield Foods, Inc. 05/06/24 759,000 97.20 738
748
Smithfield Foods, Inc. 10/30/24 520,000 87.32 454
463
Societe Generale SA 02/11/25 1,149,000 95.67 1,099
1,106
Standard Chartered PLC 04/30/24 195,000 101.16 197
205
SURA Asset Management SA 11/06/23 687,000 94.55 650
685
Suzano Austria GmbH 01/11/24 874,000 100.36 877
885
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
639
TCO Commercial Mortgage Trust 12/06/24 1,633,000 99.75 1,629
1,629
Tesco PLC 09/03/20 623,000 124.57 776
634
Texas Eastern Transmission, LP 07/06/22 854,000 97.37 831
828
Textainer Marine Containers VII, Ltd. 08/06/24 1,699,200 100.00 1,699
1,705
Topaz Solar Farms LLC 04/29/24 188,386 99.07 187
182
Towd Point Mortgage Trust 08/17/20 676,879 101.64 688
658
Towd Point Mortgage Trust 07/21/23 1,599,219 99.84 1,597
1,613
Towd Point Mortgage Trust 10/19/23 1,089,338 99.99 1,089
1,106
UBS Group AG 10/30/24 750,000 122.23 917
916
UBS Group AG 10/30/24 600,000 85.33 512
513
UniCredit SpA 04/29/24 52,000 100.99 53
55
UniCredit SpA 07/02/24 32,000 100.71 32
32
United Kingdom Gilt Bonds 03/24/25 GBP 4,500,000 111.53 5,019
5,031
Unum Group 10/30/24 550,000 79.84 439
442
UPM-Kymmene OYJ 11/21/22 699,000 103.43 723
741
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 1,628,000 127.07 2,069
2,133
Var Energi ASA 02/06/23 788,000 103.04 812
834
Var Energi ASA 08/03/23 268,000 105.85 284
302
VICI Properties, LP 09/12/23 283,000 97.13 275
282
Vistra Operations Co. LLC 08/07/23 1,180,000 95.87 1,131
1,155
Vistra Operations Co. LLC 10/30/24 1,170,000 96.22 1,126
1,132
Wells Fargo Mortgage Backed Securities Trust 04/23/21 794,809 102.18 812
673
WinWater Mortgage Loan Trust 03/29/17 79,796 101.95 81
77
Wipro IT Services LLC 08/03/23 819,000 95.33 781
788
XPO, Inc. 12/19/23 1,029,000 100.80 1,037 1,040
292,663
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 104 CAD 12,912 06/25
70
Euro-BTP Futures 42 EUR 4,936 06/25
(7)
Long Gilt Bond Futures 109 GBP 9,994 06/25
(104)
United States 2 Year Treasury Note Futures 451 USD 93,434 06/25
308
United States 5 Year Treasury Note Futures 796 USD 86,093 06/25
486
United States 10 Year Treasury Note Futures 715 USD 79,521 06/25
662
United States 10 Year Ultra Treasury Note Futures 1,170 USD 133,526 06/25
1,520
United States Treasury Long Bond Futures 433 USD 50,783 06/25
510
United States Treasury Ultra Bond Futures 336 USD 41,076 06/25 229
Short Positions
Euro-Bobl Futures 36 EUR 4,240 06/25
25
Euro-Bund Futures 155 EUR 19,969 06/25
347
30 Year Euro-Buxl Bond Futures 12 EUR 1,431 06/25
89
Euro-OAT Futures 36 EUR 4,417 06/25
4
Euro-Schatz Futures 10 EUR 1,070 06/25
1
Japanese 10 Year Government Bond Futures 33 JPY 4,567,200 06/25
(110)
Japanese 10 Year Mini Government Bond Futures 9 JPY 124,506 06/25
(3)
Long Gilt Bond Futures 6 GBP 550 06/25
7
Three Month EURIBOR Futures 286 EUR 70,095 12/25
(86)
United States 2 Year Treasury Note Futures 703 USD 145,641 06/25
(444)
United States 5 Year Treasury Note Futures 36 USD 3,894 06/25
(24)
United States 10 Year Ultra Treasury Note Futures 297 USD 33,895 06/25
(148)
United States Treasury Long Bond Futures 9 USD 1,056 06/25
(4)
United States Treasury Ultra Bond Futures 1 USD 122 06/25 (1)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,327
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,846 GBP 1,450 04/11/25 28
Bank of New York AUD 6,954 USD 4,316 04/11/25 (29)
Canadian Imperial Bank of Commerce USD 1,384 GBP 1,100 05/08/25 36
Citigroup USD 3,014 AUD 4,870 04/07/25 30
Citigroup USD 3,120 AUD 4,968 04/07/25 (16)
Citigroup USD 2 BRL 11 05/05/25 —
Citigroup USD 572 BRL 3,450 05/05/25 29
Citigroup USD 48 CAD 69 04/07/25 —
Citigroup USD 212 CAD 304 04/07/25 —
Citigroup USD 8 CNY 57 04/07/25 —
Citigroup USD 2,300 CNY 16,644 04/07/25 11
Citigroup USD 323 COP 1,334,500 04/07/25 (4)
Citigroup USD 347 COP 1,451,055 04/07/25 —
Citigroup USD 353 COP 1,475,926 04/07/25 (1)
Citigroup USD 387 COP 1,584,266 04/07/25 (8)
Citigroup USD 393 COP 1,614,824 04/07/25 (8)
Citigroup USD 630 COP 2,671,088 04/07/25 9
Citigroup USD 630 COP 2,684,941 04/07/25 12

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,757 EUR 1,625 04/02/25 1
Citigroup USD 18 EUR 17 04/07/25 1
Citigroup USD 128 EUR 123 04/07/25 5
Citigroup USD 422 EUR 400 04/07/25 10
Citigroup USD 1,560 EUR 1,486 04/07/25 47
Citigroup USD 2,346 EUR 2,230 04/07/25 66
Citigroup USD 1,630 GBP 1,269 04/07/25 9
Citigroup USD 103 HUF 41,282 04/07/25 7
Citigroup USD 4 INR 311 04/07/25 —
Citigroup USD 820 INR 71,658 04/07/25 18
Citigroup USD 920 INR 80,409 04/07/25 20
Citigroup USD 1,757 JPY 265,250 04/07/25 12
Citigroup USD 1,741 MXN 35,498 04/07/25 (7)
Citigroup USD 4,257 MXN 87,339 04/07/25 8
Citigroup USD 27 NOK 306 04/07/25 2
Citigroup USD 381 NOK 4,072 04/07/25 6
Citigroup USD 3,279 NOK 36,757 04/11/25 214
Citigroup USD 1,264 NOK 13,301 07/09/25 —
Citigroup USD 32 SEK 355 04/07/25 4
Citigroup USD 3,120 THB 105,409 04/08/25 (12)
Citigroup USD 149 TRY 5,692 04/07/25 —
Citigroup USD 1,541 TRY 59,115 04/07/25 8
Citigroup USD 8 ZAR 154 04/07/25 —
Citigroup USD 45 ZAR 815 04/07/25 —
Citigroup USD 49 ZAR 913 04/07/25 1
Citigroup USD 740 ZAR 13,831 04/07/25 14
Citigroup USD 1,679 ZAR 32,380 04/07/25 86
Citigroup USD 2,257 ZAR 43,166 04/07/25 97
Citigroup AUD 4,917 USD 3,020 04/07/25 (52)
Citigroup BRL 3,461 USD 578 05/05/25 (25)
Citigroup CAD 4,452 USD 3,120 04/07/25 26
Citigroup CHF 1,074 EUR 1,148 04/07/25 54
Citigroup CNY 16,701 USD 2,278 04/07/25 (41)
Citigroup COP 551,404 USD 131 04/07/25 —
Citigroup COP 959,897 USD 229 04/07/25 (1)
Citigroup COP 1,312,126 USD 306 04/07/25 (7)
Citigroup COP 1,613,040 USD 390 04/07/25 5
Citigroup COP 1,884,464 USD 447 04/07/25 (3)
Citigroup COP 2,609,167 USD 591 04/07/25 (32)
Citigroup COP 2,902,869 USD 659 04/07/25 (35)
Citigroup COP 21,465,726 USD 4,896 04/07/25 (234)
Citigroup EUR 36 CHF 34 04/07/25 (1)
Citigroup EUR 1,115 CHF 1,040 04/07/25 (59)
Citigroup EUR 45 CZK 1,138 04/07/25 —
Citigroup EUR 122 CZK 3,054 04/07/25 1
Citigroup EUR 142 CZK 3,551 04/07/25 1
Citigroup EUR 142 CZK 3,553 04/07/25 1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 142 CZK 3,554 04/07/25 1
Citigroup EUR 284 CZK 7,097 04/07/25 1
Citigroup EUR 568 CZK 14,215 04/07/25 4
Citigroup EUR 755 GBP 629 04/07/25 (7)
Citigroup EUR 154 JPY 24,764 04/07/25 (3)
Citigroup EUR 360 JPY 57,860 04/07/25 (7)
Citigroup EUR 368 JPY 58,550 04/07/25 (15)
Citigroup EUR 665 JPY 107,463 04/07/25 (4)
Citigroup EUR 1,461 JPY 236,326 04/07/25 (8)
Citigroup EUR 132 USD 137 04/07/25 (6)
Citigroup EUR 240 USD 260 04/07/25 1
Citigroup EUR 350 USD 369 04/07/25 (9)
Citigroup EUR 500 USD 546 04/07/25 5
Citigroup EUR 1,000 USD 1,042 04/07/25 (39)
Citigroup EUR 1,439 USD 1,560 04/07/25 4
Citigroup EUR 1,750 USD 1,810 04/07/25 (83)
Citigroup EUR 2,733 USD 2,827 04/07/25 (129)
Citigroup EUR 21,754 USD 22,506 04/07/25 (1,025)
Citigroup EUR 1,010 USD 1,098 07/09/25 —
Citigroup EUR 1,625 USD 1,766 07/09/25 —
Citigroup GBP 315 EUR 374 04/07/25 (4)
Citigroup GBP 317 EUR 376 04/07/25 (6)
Citigroup GBP 609 EUR 725 04/07/25 (5)
Citigroup GBP 2,525 USD 3,103 04/07/25 (159)
Citigroup GBP 4,000 USD 5,161 07/09/25 (6)
Citigroup HUF 41,282 USD 112 04/07/25 1
Citigroup INR 152,379 USD 1,742 04/07/25 (40)
Citigroup JPY 115,493 EUR 725 04/07/25 27
Citigroup JPY 40,389 USD 261 04/07/25 (8)
Citigroup JPY 45,127 USD 296 04/07/25 (5)
Citigroup JPY 191,121 USD 1,293 04/07/25 18
Citigroup JPY 1,035,346 USD 6,634 04/07/25 (273)
Citigroup MXN 2,013 USD 97 04/07/25 (1)
Citigroup MXN 4,020 USD 191 04/07/25 (5)
Citigroup MXN 4,622 USD 232 04/07/25 6
Citigroup MXN 277,956 USD 13,222 04/07/25 (352)
Citigroup NOK 17,251 USD 1,504 04/07/25 (135)
Citigroup SEK 355 USD 35 04/07/25 —
Citigroup THB 25,165 USD 748 04/08/25 6
Citigroup THB 27,296 USD 812 04/08/25 7
Citigroup THB 53,696 USD 1,545 04/08/25 (38)
Citigroup TRY 7,752 USD 200 04/07/25 (4)
Citigroup TRY 7,801 USD 200 04/07/25 (4)
Citigroup TRY 20,802 USD 550 04/07/25 5
Citigroup ZAR 1,090 USD 59 04/07/25 (1)
Citigroup ZAR 6,518 USD 351 04/07/25 (4)
Citigroup ZAR 7,592 USD 409 04/07/25 (5)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup ZAR 9,115 USD 484 04/07/25 (13)
Citigroup ZAR 13,313 USD 721 04/07/25 (5)
Citigroup ZAR 20,435 USD 1,086 04/07/25 (28)
Citigroup ZAR 33,194 USD 1,725 04/07/25 (85)
Commonwealth Bank of Australia USD 4,381 AUD 6,954 04/11/25 (35)
HSBC NOK 50,663 USD 4,839 04/11/25 24
JPMorgan Chase USD 4,338 CAD 6,192 04/11/25 (33)
Royal Bank of Canada USD 4,814 JPY 711,372 04/11/25 (67)
State Street USD 165 CHF 145 04/11/25 (1)
State Street USD 2,908 EUR 2,685 04/11/25 (3)
State Street USD 3,284 NOK 36,757 04/11/25 210
State Street USD 158 SEK 1,581 04/11/25 (1)
State Street GBP 72 USD 90 05/08/25 (2)
State Street GBP 5,581 USD 6,932 05/08/25 (277)
State Street JPY 166,101 USD 1,107 04/11/25 (2)
State Street SEK 23,368 USD 2,222 04/11/25 (104)
UBS CHF 5,904 USD 6,659 04/11/25 (21)
Westpac GBP 2,855 USD 3,694 04/11/25 7
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (2,436)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup JPY 2,911,000 TONAR
(4)
0.829%
(4)
03/14/27
1 4 5
Citigroup JPY 1,500,000 TONAR
(4)
0.846%
(4)
03/24/27
— (1) (1)
Citigroup EUR 9,160 6 Month EURIBOR
(4)
2.492%
(3)
02/15/34
36 54 90
Citigroup CAD 3,200 CORRA
(3)
3.416%
(3)
03/26/54
— (220) (220)
Citigroup USD 3,400 SOFR
(4)
3.364%
(4)
08/20/54
— 293 293
Citigroup CAD 1,400 CORRA
(3)
3.215%
(3)
11/07/54
— (60) (60)
Citigroup GBP 3,800
Sterling Overnight
Index Average Rate
(4)
4.446%
(4)
03/24/55 — (18) (18)
Total Open Interest Rate Swap Contracts (å) 37 52 89
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 44,929 $ —
$ —
$ 44,929
Corporate Bonds and Notes — 204,406 —
—
204,406

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
International Debt — 114,091 —
—
114,091
Mortgage-Backed Securities — 248,292 2,627
—
250,919
Non-US Bonds — 56,695 —
—
56,695
United States Government Treasuries — 53,456 —
—
53,456
Short-Term Investments — 93,114 — 107,297 200,411
Total Investments
— 814,983 2,627 107,297 924,907
Other Financial Instruments
Assets
Futures Contracts 4,258 — — — 4,258
Foreign Currency Exchange Contracts — 1,206 — — 1,206
Interest Rate Swap Contracts — 388 — — 388
Liabilities
Futures Contracts (931) — — — (931)
Foreign Currency Exchange Contracts — (3,642) — — (3,642)
Interest Rate Swap Contracts — (299) — — (299)
Total Other Financial Instruments
*
$ 3,327 $ (2,347) $ — $ — $ 980
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
3,340
Australia .............................................................................................
6,537
Bermuda .............................................................................................
8,025
Brazil ..................................................................................................
1,513
Canada ................................................................................................
12,775
Cayman Islands ..................................................................................
12,469
Chile ...................................................................................................
1,965
China ..................................................................................................
3,315
Colombia ............................................................................................
4,865
Denmark .............................................................................................
1,192
Finland ...............................................................................................
1,883
France .................................................................................................
4,829
Germany .............................................................................................
4,669

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Amounts in thousands
Country Exposure
Fair Value
$
Greece ................................................................................................
3,099
Iceland ................................................................................................
1,287
India ...................................................................................................
3,885
Ireland ................................................................................................
2,752
Italy ....................................................................................................
2,416
Japan ..................................................................................................
7,102
Jersey ..................................................................................................
9,197
Kuwait ................................................................................................
637
Malaysia .............................................................................................
1,083
Mexico ...............................................................................................
16,471
Netherlands ........................................................................................
1,839
Nigeria ................................................................................................
1,182
Norway ...............................................................................................
1,136
Peru ....................................................................................................
1,093
Poland ................................................................................................
3,588
Romania .............................................................................................
16,013
Saudi Arabia .......................................................................................
242
South Africa .......................................................................................
1,456
South Korea .......................................................................................
1,958
Spain ..................................................................................................
1,849
Switzerland ........................................................................................
1,429
United Arab Emirates .........................................................................
697
United Kingdom .................................................................................
22,998
United States ......................................................................................
754,121
Total Investments ............................................................................... 924,907
Transactions (amounts in thousands) during the period ended March 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 153,080 $ 82,078 $ 127,833 $ (7) $ (21) $ 107,297 $ 1,429 $ —

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.1%
Australia - 5.0%
Charter Hall Group(ö) 405,112 4,127
Dexus(ö) 483,419 2,149
Goodman Group(ö) 1,090,230 19,607
GPT Group (The)(ö) 212,541 582
Ingenia Communities Group(ö) 858,473 2,929
Mirvac Group(ö) 4,343,129 5,717
NEXTDC, Ltd.(Æ) 143,951 1,030
Region RE, Ltd.(ö) 1,115,279 1,451
Scentre Group(ö) 2,289,302 4,805
Stockland(ö) 1,633,749 5,029
47,426
Belgium - 0.9%
Aedifica SA(ö) 41,553 2,808
Shurgard Self Storage, Ltd.(ö) 13,964 506
VGP NV 11,918 1,037
Warehouses De Pauw CVA(ö) 167,311 3,966
8,317
Canada - 1.1%
Boardwalk Real Estate Investment
Trust(ö) 87,611 4,085
Chartwell Retirement Residences 336,631 3,925
First Capital Real Estate Investment
Trust(ö) 190,073 2,178
10,188
France - 2.4%
ARGAN SA(ö) 13,054 868
Covivio SA(ö) 47,395 2,663
Icade SA(ö) 30,966 703
Klepierre SA(ö) 236,342 7,904
Mercialys SA(ö) 36,165 454
Unibail-Rodamco-Westfield(ö) 116,065 9,785
22,377
Germany - 2.1%
LEG Immobilien SE 34,065 2,411
Sirius Real Estate, Ltd.(ö) 618,821 676
TAG Immobilien AG 152,923 2,087
Vonovia SE 533,980 14,407
19,581
Hong Kong - 2.6%
Hongkong Land Holdings, Ltd. 712,900 3,088
Link REIT(ö) 2,038,843 9,578
Sun Hung Kai Properties, Ltd. 955,052 9,066
Wharf Real Estate Investment Co., Ltd. 1,218,000 2,966
24,698
Japan - 8.8%
Activia Properties, Inc.(ö) 1,250 2,836
Daiwa Securities Living Investments
Corp.(ö) 2,761 1,635
Industrial & Infrastructure Fund
Investment Corp.(ö) 5,383 4,172
Invincible Investment Corp.(ö) 1,063 447
Japan Metropolitan Fund Investment
Corp.(ö) 11,933 7,622
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Keihanshin Building Co., Ltd. 288,800 2,630
Kenedix Office Investment Corp. Class
A(ö) 6,133 6,036
Mitsubishi Estate Co., Ltd. 999,292 16,309
Mitsui Fudosan Co., Ltd. 1,643,233 14,670
Mitsui Fudosan Logistics Park, Inc.(ö) 7,426 5,103
MORI Trust Sogo REIT, Inc.(ö) 9,285 3,858
Nippon Accommodations Fund, Inc.(ö) 3,090 2,244
Nippon Building Fund, Inc.(ö) 1,782 1,514
Nippon Prologis REIT, Inc.(ö) 2,007 3,099
Nomura Real Estate Holdings, Inc. 323,000 1,879
Nomura Real Estate Master Fund, Inc.
(ö) 3,159 3,003
Orix JREIT, Inc.(ö) 1,416 1,666
Sumitomo Realty & Development Co.,
Ltd. 122,700 4,604
83,327
Netherlands - 0.2%
CTP NV(Þ) 92,319 1,655
Singapore - 2.9%
CapitaLand Ascendas REIT(Æ)(ö) 3,362,600 6,660
CapitaLand Integrated Commercial
Trust Class A(ö) 4,318,200 6,724
Capitaland Investment, Ltd. 1,269,400 2,577
Digital Core REIT Management Pte,
Ltd.(ö) 4,028,900 2,125
Frasers Centrepoint Trust(ö) 1,030,500 1,670
Frasers Logistics & Commercial
Trust(Æ)(ö)(Þ) 1,590,600 1,080
Mapletree Logistics Trust(ö) 3,898,100 3,788
Parkway Life Real Estate Investment
Trust(ö) 872,355 2,692
27,316
Spain - 0.5%
Cellnex Telecom SA(Þ) 58,899 2,091
Merlin Properties Socimi SA(ö) 249,841 2,682
4,773
Sweden - 1.4%
Castellum AB 219,917 2,425
Catena AB 44,901 1,943
Fastighets AB Balder Class B(Æ) 1,125,205 7,045
Nyfosa AB 98,094 855
Wihlborgs Fastigheter AB 132,737 1,304
13,572
Switzerland - 0.4%
PSP Swiss Property AG 21,613 3,377
United Kingdom - 4.0%
Big Yellow Group PLC(ö) 216,170 2,609
British Land Co. PLC (The)(ö) 853,342 4,073
Grainger PLC 1,347,702 3,545
Land Securities Group PLC(ö) 389,924 2,771
Life Science REIT PLC(ö) 976,648 564
LondonMetric Property PLC(ö) 2,110,423 5,001
PRS REIT PLC (The)(ö) 728,167 1,089
Safestore Holdings PLC(ö) 310,960 2,466

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Segro PLC(ö) 1,159,515 10,348
Shaftesbury Capital PLC(ö) 890,497 1,442
UNITE Group PLC (The)(ö) 358,008 3,765
37,673
United States - 63.8%
Agree Realty Corp.(ö) 208,840 16,120
American Healthcare REIT, Inc.(ö) 208,552 6,319
American Homes 4 Rent Class A(ö) 238,778 9,028
American Tower Corp.(ö) 21,614 4,703
Americold Realty Trust, Inc.(ö) 244,427 5,245
AvalonBay Communities, Inc.(ö) 96,104 20,626
Brixmor Property Group, Inc.(ö) 403,980 10,726
BXP, Inc.(ö) 27,947 1,878
Caesars Entertainment, Inc.(Æ) 118,526 2,963
Camden Property Trust(ö) 47,464 5,805
Crown Castle, Inc.(ö) 114,804 11,966
CubeSmart(ö) 163,740 6,993
Digital Realty Trust, Inc.(ö) 199,578 28,598
EastGroup Properties, Inc.(ö) 68,727 12,106
EPR Properties(ö) 113,740 5,984
Equinix, Inc.(ö) 47,172 38,462
Essential Properties Realty Trust, Inc.
(ö) 354,663 11,576
Essex Property Trust, Inc.(ö) 39,875 12,225
Extra Space Storage, Inc.(ö) 96,140 14,276
Federal Realty Investment Trust(ö) 28,551 2,793
First Industrial Realty Trust, Inc.(ö) 108,272 5,842
Healthcare Realty Trust, Inc.(ö) 360,605 6,094
Healthpeak Properties, Inc.(ö) 339,444 6,864
Highwoods Properties, Inc.(ö) 91,002 2,697
Host Hotels & Resorts, Inc.(ö) 491,552 6,985
Independence Realty Trust, Inc.(ö) 274,018 5,817
Invitation Homes, Inc.(ö) 463,097 16,139
Iron Mountain, Inc.(ö) 194,891 16,768
Kilroy Realty Corp.(ö) 24,082 789
Kimco Realty Corp.(ö) 513,469 10,906
Lamar Advertising Co. Class A(ö) 14,760 1,679
Mid-America Apartment Communities,
Inc.(ö) 85,267 14,289
NexPoint Residential Trust, Inc.(ö) 9,545 377
Omega Healthcare Investors, Inc.(ö) 187,652 7,146
PACS Group, Inc.(Æ) 39,186 440
Prologis, Inc.(ö) 353,577 39,526
Public Storage(ö) 107,908 32,296
PulteGroup, Inc. 13,411 1,379
Realty Income Corp.(ö) 172,870 10,028
Regency Centers Corp.(ö) 52,436 3,868
Ryman Hospitality Properties, Inc.(ö) 38,027 3,477
Simon Property Group, Inc.(ö) 199,699 33,166
SL Green Realty Corp.(ö) 25,443 1,468
Sun Communities, Inc.(ö) 179,477 23,088
Terreno Realty Corp.(ö) 75,400 4,767
UDR, Inc.(ö) 204,396 9,233
Ventas, Inc.(ö) 204,533 14,064
VICI Properties, Inc.(ö) 556,032 18,138
Vornado Realty Trust(ö) 195,274 7,223
Welltower, Inc.(ö) 416,203 63,767
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Weyerhaeuser Co.(ö) 155,659 4,558
601,270
Total Common Stocks
(cost $751,885) 905,550
Short-Term Investments - 3.2%
United States - 3.2%
U.S. Cash Management Fund(@) 30,743,665 (∞) 30,735
Total Short-Term Investments
(cost $30,738) 30,735
Total Investments - 99.3%
(identified cost $782,623) 936,285
Other Assets and Liabilities,
Net - 0.7%
6,356
Net Assets - 100.0%
942,641

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.5%
Cellnex Telecom SA 09/25/23 EUR 58,899 34.47 2,031
2,091
CTP NV 04/06/21 EUR 92,319 16.67 1,539
1,655
Frasers Logistics & Commercial Trust 03/20/25 SGD 1,590,600 0.69 1,098 1,080
4,826
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 986 USD 36,255 06/25 (91)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (91)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 180 EUR 166 04/02/25 —
Citigroup USD 74 EUR 69 04/01/25 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 47,426 $ —
$ —
$ 47,426
Belgium — 8,317 —
—
8,317
Canada 10,188 — —
—
10,188
France — 22,377 —
—
22,377
Germany — 19,581 —
—
19,581
Hong Kong — 24,698 —
—
24,698
Japan — 83,327 —
—
83,327
Netherlands — 1,655 —
—
1,655
Singapore — 27,316 —
—
27,316
Spain — 4,773 —
—
4,773
Sweden — 13,572 —
—
13,572
Switzerland — 3,377 —
—
3,377
United Kingdom — 37,673 —
—
37,673
United States 601,270 — —
—
601,270

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 61
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Short-Term Investments — — — 30,735 30,735
Total Investments 611,458 294,092 — 30,735 936,285
Other Financial Instruments
Liabilities
Futures Contracts (91) — — — (91)
Total Other Financial Instruments
*
$ (91) $ — $ — $ — $ (91)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Common Stocks
Diversified ..........................................................................................
203,812
Healthcare ..........................................................................................
111,310
Industrial ............................................................................................
119,980
Lodging/Resorts .................................................................................
32,010
Office ..................................................................................................
27,205
Residential ..........................................................................................
150,075
Retail ..................................................................................................
130,738
Self Storage ........................................................................................
59,146
Technology .........................................................................................
71,274
Short-Term Investments .....................................................................
30,735
Total Investments ............................................................................... 936,285
Transactions (amounts in thousands) during the period ended March 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 46,970 $ 59,080 $ 75,305 $ (8) $ (2) $ 30,735 $ 444 $ —

Russell Investment Funds
Notes to Schedules of Investments — March 31, 2025 (Unaudited)
62 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i)
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index (CPI) or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(¢) Date shown reflects next contractual call date.
(Œ) Unfunded loan agreement.
(Ð) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index

Russell Investment Funds
Notes to Schedules of Investments, continued — March 31, 2025 (Unaudited)
Notes to Schedules of Investments 63
Foreign Currency Abbreviations:
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — March 31, 2025 (Unaudited)
64 Notes to Quarterly Report
1. Significant Accounting Policies
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees has designated
Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2025 (Unaudited)
Notes to Quarterly Report 65
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.
Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2025 (Unaudited)
66 Notes to Quarterly Report
securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For the period ended March 31, 2025, there were no transfers into or out of Level 3.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing services are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).
The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2025 (Unaudited)
Notes to Quarterly Report 67
additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent, charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual financial statements and other information and prospectus.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495